As filed with the Securities and Exchange Commission on April 6, 2017

File Nos. 333-22075 and 811-8061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 60	☒
(Check appropriate box or boxes.)

Diamond Hill Funds

(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 226-5595

Gary R. Young, Diamond Hill Funds

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Name and Address of Agent for Service)

With copy to:

Michael V. Wible, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

April 7, 2017

	Class A	Class C	Class I	Class Y

Diamond Hill Small Cap Fund	DHSCX	DHSMX	DHSIX	DHSYX

Diamond Hill Small-Mid Cap Fund	DHMAX	DHMCX	DHMIX	DHMYX

Diamond Hill Mid Cap Fund	DHPAX	N/A	DHPIX	DHPYX

Diamond Hill Large Cap Fund	DHLAX	DHLCX	DHLRX	DHLYX

Diamond Hill All Cap Select Fund	DHTAX	DHTCX	DHLTX	DHTYX

Diamond Hill Long-Short Fund	DIAMX	DHFCX	DHLSX	DIAYX

Diamond Hill Research Opportunities Fund	DHROX	DROCX	DROIX	DROYX

Diamond Hill Financial Long-Short Fund	BANCX	BSGCX	DHFSX	N/A

Diamond Hill Short Duration Total Return Fund	DHEAX	N/A	DHEIX	DHEYX

Diamond Hill Core Bond Fund	DHRAX	N/A	DHRIX	DHRYX

Diamond Hill Corporate Credit Fund	DSIAX	DSICX	DHSTX	DSIYX

Diamond Hill High Yield Fund	DHHAX	N/A	DHHIX	DHHYX

As with all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

For more information, see back cover.

Small Cap Fund

(closed to new investors)

Fund Summary

Class	A	C	I	Y
Ticker	DHSCX	DHSMX	DHSIX	DHSYX

Investment Objective

The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 53 of the fund’s prospectus and the Shares of the Funds section on page 57 of the fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.19%	0.09%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.31%	2.06%	1.01%	0.91%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$627	$894	$1,182	$2,000
Class C	Sold Held	309 209	646 646	1,108 1,108	2,390 2,390
Class I	Sold or Held	103	322	558	1,236
Class Y	Sold or Held	93	290	504	1,120

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Small cap companies are defined as companies with market capitalizations at the time of purchase below $3 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase. The capitalization range of the Russell 2000 Index is between $17 million and $9.4 billion as of January 31, 2017. The size of the companies included in the Russell 2000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	1

Diamond Hill Small Cap Fund Summary	As of April 7, 2017

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk  Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	4/29/05	14.45%	12.93%	6.96%
After Taxes on Distributions		13.74	11.94	6.25
After Taxes on Distributions and Sale of Fund Shares		8.77	10.30	5.57
Class A Before Taxes	12/29/00	8.38	11.48	6.08
Class C Before Taxes	2/20/01	12.25	11.78	5.83
Class Y Before Taxes	12/30/11	14.57	13.08	6.84
Russell 2000 Index		21.31	14.46	7.07

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

2	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Diamond Hill Small Cap Fund Summary	As of April 7, 2017

Portfolio Managers

Thomas Schindler

Portfolio Manager

since 12/2000

Christopher Welch

Assistant Portfolio Manager

since 4/2007

Aaron Monroe

Assistant Portfolio Manager

since 2/2017

Buying and Selling Fund Shares

The fund is closed to most new investors. Refer to “How to Purchase Shares — Important Information About the Small Cap Fund” for more information about the circumstances under which the fund will remain open to additional investments.

Minimum Initial Investment

Class A, C and I:  $5,000

Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Small Cap Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	3

Small-Mid Cap Fund

(closed to new investors)

Fund Summary

Class	A	C	I	Y
Ticker	DHMAX	DHMCX	DHMIX	DHMYX

Investment Objective

The investment objective of the Diamond Hill Small-Mid Cap Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 53 of the fund’s prospectus and the Shares of the Funds section on page 57 of the fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.19%	0.09%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.25%	2.00%	0.95%	0.85%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$621	$877	$1,152	$1,936
Class C	Sold Held	303 203	627 627	1,078 1,078	2,327 2,327
Class I	Sold or Held	97	303	525	1,166
Class Y	Sold or Held	87	271	471	1,049

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small and medium market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Small and mid cap companies are defined as companies with market capitalizations at the time of purchase between $500 million and $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index at the time of purchase. The capitalization range of the Russell 2500 Index is between $17 million and $19.3 billion as of January 31, 2017. The size of the companies included in the Russell 2500 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

4	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund Summary	As of April 7, 2017

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating; or, if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	12/30/05	18.18%	16.08%	9.47%
After Taxes on Distributions		17.63	15.29	8.93
After Taxes on Distributions and Sale of Fund Shares		10.74	12.88	7.68
Class A Before Taxes	12/30/05	11.94	14.57	8.56
Class C Before Taxes	12/30/05	15.98	14.91	8.32
Class Y Before Taxes	12/30/11	18.29	16.23	9.34
Russell 2500 Index		17.59	14.54	7.69

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 2500 Index is a market-capitalization weighted index measuring performance of the smallest 2,500 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	5

Diamond Hill Small-Mid Cap Fund Summary	As of April 7, 2017

Portfolio Managers

Christopher Welch

Portfolio Manager

since 12/2005

Thomas Schindler

Assistant Portfolio Manager

since 4/2007

Jeannette Hubbard

Assistant Portfolio Manager

since 2/2014

Buying and Selling Fund Shares

The fund is closed to most new investors. Refer to “How to Purchase Shares — Important Information About the Small Mid-Cap Fund” for more information about the circumstances under which the fund will remain open to additional investments.

Minimum Initial Investment

Class A, C and I:  $2,500

Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Small-Mid Cap Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

6	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Mid Cap Fund

Fund Summary

Class	A	I	Y
Ticker	DHPAX	DHPIX	DHPYX

Investment Objective

The investment objective of the Diamond Hill Mid Cap Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 53 of the fund’s prospectus and the Shares of the Funds section on page 57 of the fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I	Class Y
Management fees[1]	0.60%	0.60%	0.60%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.24%	0.19%	0.09%
Acquired fund fees and expenses	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.10%	0.80%	0.70%

[1]	Management fees have been restated to reflect current expenses.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$607	$832	$1,076	$1,773
Class I	Sold or Held	82	255	444	990
Class Y	Sold or Held	72	224	390	871

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with medium market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Mid cap companies are defined as companies with market capitalizations at the time of purchase between $1.5 billion and $20 billion or in the range of those market capitalizations of companies included in the Russell Midcap Index at the time of purchase. The capitalization range of the Russell Midcap Index is between $24 million and $58.3 billion as of January 31, 2017. The size of the companies included in the Russell Midcap Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	7

Diamond Hill Mid Cap Fund Summary	As of April 7, 2017

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16

The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges for each class of shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Since Inception
Class I Before Taxes	12/31/13	18.56%	8.83%
After Taxes on Distributions		18.31	8.65
After Taxes on Distributions and Sale of Fund Shares		10.71	6.84
Class A Before Taxes	12/31/13	12.42	6.67
Class Y Before Taxes	12/31/13	18.76	8.96
Russell Midcap Index		13.80	7.92

The Russell Midcap Index is a market-capitalization weighted index measuring performance of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index measures performance of the largest 1000 companies in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

Christopher Welch

Portfolio Manager

Since 12/2013

Christopher Bingaman

Assistant Portfolio Manager

since 12/2013

Jeannette Hubbard

Assistant Portfolio Manager

since 12/2013

8	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund Summary	As of April 7, 2017

Buying and Selling Fund Shares

Minimum Initial Investment

Class A and I:  $2,500

Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Mid Cap Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	9

Large Cap Fund

Fund Summary

Class	A	C	I	Y
Ticker	DHLAX	DHLCX	DHLRX	DHLYX

Investment Objective

The investment objective of the Diamond Hill Large Cap Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 53 of the fund’s prospectus and the Shares of the Funds section on page 57 of the fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSE (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.19%	0.09%
Total annual fund operating expenses	0.99%	1.74%	0.69%	0.59%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$596	$800	$1,020	$1,652
Class C	Sold Held	277 177	548 548	944 944	2,052 2,052
Class I	Sold or Held	70	221	384	859
Class Y	Sold or Held	60	189	329	738

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Large cap companies are defined as companies with market capitalizations at the time of purchase of $5 billion or greater, or in the range of those market capitalizations of companies included in the Russell 1000 Index at the time of purchase. The capitalization range of the Russell 1000 Index is between $24 million and $664.7 billion as of January 31, 2017. The size of the companies included in the Russell 1000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

10	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Diamond Hill Large Cap Fund Summary	As of April 7, 2017

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	1/31/05	14.63%	14.13%	7.16%
After Taxes on Distributions		12.96	12.96	6.38
After Taxes on Distributions and Sale of Fund Shares		9.68	11.27	5.70
Class A Before Taxes	6/29/01	8.54	12.65	6.27
Class C Before Taxes	9/25/01	12.40	12.98	6.02
Class Y Before Taxes	12/30/11	14.74	14.29	7.04
Russell 1000 Index		12.05	14.69	7.08

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 1000 Index is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	11

Diamond Hill Large Cap Fund Summary	As of April 7, 2017

Portfolio Managers

Charles Bath

Portfolio Manager

since 10/2002

Austin Hawley

Assistant Portfolio Manager

since 2/2015

Christopher Welch

Assistant Portfolio Manager

since 7/2009

Buying and Selling Fund Shares

Minimum Initial Investment

Class A, C, and I:  $2,500

Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Large Cap Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

12	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

All Cap Select Fund

(formerly Select Fund)

Fund Summary

Class	A	C	I	Y
Ticker	DHTAX	DHTCX	DHLTX	DHTYX

Investment Objective

The investment objective of the Diamond Hill All Cap Select Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 53 of the fund’s prospectus and the Shares of the Funds section on page 57 of the fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.19%	0.09%
Total annual fund operating expenses	1.19%	1.94%	0.89%	0.79%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$615	$859	$1,122	$1,871
Class C	Sold Held	297 197	609 609	1,047 1,047	2,264 2,264
Class I	Sold or Held	91	284	493	1,096
Class Y	Sold or Held	81	252	439	978

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests its assets in 30 to 40 select U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	13

Diamond Hill All Cap Select Fund Summary	As of April 7, 2017

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	12/30/05	9.62%	14.25%	7.25%
After Taxes on Distributions		9.27	12.30	5.91
After Taxes on Distributions and Sale of Fund Shares		5.73	11.04	5.50
Class A Before Taxes	12/30/05	3.91	12.81	6.38
Class C Before Taxes	12/30/05	7.51	13.12	6.12
Class Y Before Taxes	12/30/11	9.72	14.41	7.13
Russell 3000 Index		12.74	14.67	7.07

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

Austin Hawley

Portfolio Manager

since 1/2013

Richard Snowdon

Portfolio Manager

since 1/2013

14	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Diamond Hill All Cap Select Fund Summary	As of April 7, 2017

Buying and Selling Fund Shares

Minimum Initial Investment

Class A, C, and I:  $2,500

Class Y:  $500,000

To Place Orders	Mail: Diamond Hill All Cap Select Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	15

Long-Short Fund

(closed to new investors)

Fund Summary

Class	A	C	I	Y
Ticker	DIAMX	DHFCX	DHLSX	DIAYX

Investment Objective

The investment objective of the Diamond Hill Long-Short Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 53 of the fund’s prospectus and the Shares of the Funds section on page 57 of the fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees	0.24%	0.24%	0.19%	0.09%
Dividend expenses and fees on short sales	0.67%	0.67%	0.67%	0.67%
Total other expenses	0.91%	0.91%	0.86%	0.76%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	2.08%	2.83%	1.78%	1.68%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$700	$1,119	$1,563	$2,790
Class C	Sold Held	386 286	877 877	1,494 1,494	3,157 3,157
Class I	Sold or Held	181	560	964	2,095
Class Y	Sold or Held	171	530	913	1,987

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued and selling short equity securities of any size capitalization the Adviser believes are overvalued. Equity securities consist of common and preferred stocks.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does

16	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Diamond Hill Long-Short Fund Summary	As of April 7, 2017

not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale); or, if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall equity market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to domestic stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	17

Diamond Hill Long-Short Fund Summary	As of April 7, 2017

indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for are shown Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	1/31/05	10.55%	9.45%	4.31%
After Taxes on Distributions		9.70	9.23	4.04
After Taxes on Distributions and Sale of Fund Shares		6.68	7.49	3.37
Class A Before Taxes	6/30/00	4.75	8.05	3.45
Class C Before Taxes	2/13/01	8.45	8.35	3.21
Class Y Before Taxes	12/30/11	10.69	9.61	4.20
Russell 1000 Index		12.05	14.69	7.08
60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index		7.32	8.77	4.81

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.

The Fund’s primary benchmark, the Russell 1000, is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the largest 1,000 U.S. companies, based on total market capitalization basis.

The Fund’s secondary benchmark, the 60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index, is a blended index representing a 60% weighting of the Russell 1000 index as described above, and a 40% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

Christopher Bingaman

Portfolio Manager

since 4/2007

R.H. (Ric) Dillon

Portfolio Manager

since 6/2000

Charles Bath

Assistant Portfolio Manager

since 10/2002

Jason Downey

Assistant Portfolio Manager

since 02/2017

Buying and Selling Fund Shares

The fund is closed to most new investors. Refer to “How to Purchase Shares — Important Information About the Long-Short Fund” for more information about the circumstances under which the fund will remain open to additional investments.

Minimum Initial Investment

Class A, C, and I:  $2,500

Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Long-Short Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

18	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Research Opportunities Fund

Fund Summary

Class	A	C	I	Y
Ticker	DHROX	DROCX	DROIX	DROYX

Investment Objective

The investment objective of the Diamond Hill Research Opportunities Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 53 of the fund’s prospectus and the Shares of the Fund section on page 57 of the fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees[1]	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees	0.24%	0.24%	0.19%	0.09%
Dividend expenses and fees on short sales	0.59%	0.59%	0.59%	0.59%
Total other expenses	0.83%	0.83%	0.78%	0.68%
Total annual fund operating expenses	2.03%	2.78%	1.73%	1.63%

[1]	Management fees have been restated to reflect current expenses.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$696	$1,105	$1,538	$2,741
Class C	Sold Held	381 281	862 862	1,469 1,469	3,109 3,109
Class I	Sold or Held	176	545	939	2,041
Class Y	Sold or Held	166	514	887	1,933

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. The fund may also invest in non-U.S. equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks.

The fund is managed by a team of research analysts of the Adviser, each of whom is a co-manager of the fund. Research analysts are organized into sector teams. Within the sector teams, each analyst is assigned assets and is responsible for an industry-specific portion of the portfolio (the “Sleeve”). Each co-manager is directly responsible for selecting securities and determining security weights within their respective Sleeve.

In evaluating equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.

The fund may sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	19

Diamond Hill Research Opportunities Fund Summary	As of April 7, 2017

not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 70% of the value of the fund’s net assets.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Foreign and Emerging Markets Risk  The fund may invest in non U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.

Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, many of the fund’s Portfolio Managers have no experience managing a mutual fund.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. Prior to calendar year 2012, the bar chart and table reflect the past performance of Diamond Hill Research Partners, L.P. (the “Research Partnership”), a private fund managed with full investment authority by the fund’s Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the Research Partnership were converted, based on their value on December 30, 2011, into assets of the fund prior to commencement of operations of the fund. The performance of the Research Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The Research Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Research Partnership had been registered under the 1940 Act, its performance may have been adversely affected.

20	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Diamond Hill Research Opportunities Fund Summary	As of April 7, 2017

Performance of the fund prior to calendar year 2012 is measured from March 31, 2009, the inception of the Research Partnership, and is not the performance of the fund. The fund’s and the Research Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. The one year and five year after-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes. After-tax returns are not provided prior to five years because the Research Partnership’s tax treatment was different than that of a registered investment company.

	Inception Date of Class	One Year	Five Year	Since Inception 3/31/09
Class I Before Taxes	12/30/11	9.89%	10.73%	13.51%
After Taxes on Distributions		9.70	9.40	N/A
After Taxes on Distributions and Sale of Fund Shares		5.76	8.35	N/A
Class A Before Taxes	12/30/11	4.14	9.32	12.46
Class C Before Taxes	12/30/11	7.76	9.63	12.37
Class Y Before Taxes	12/30/11	10.05	10.88	13.66
Russell 3000 Index		12.74	14.67	16.97
75% Russell 3000 Index/25% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index		9.60	10.96	12.71

The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.

The Fund’s secondary benchmark, the 75% Russell 3000 Index/25% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index, is a blended index representing a 75% weighting of the Russell 3000 index as described above, and a 25% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

The fund is co-managed by a team of research analysts.

Portfolio Manager	Primary Title with Investment Adviser	Managed Fund Since
Harsh Acharya, CFA	Research Analyst	02/2017
Brian Bath, CFA	Research Analyst	02/2017
Kapish Bhutani, CFA	Research Analyst	03/2009
Grady Burkett, CFA	Research Analyst	02/2015
Jason Downey, CFA	Research Analyst	03/2009
Brian Fontanella, CFA	Research Analyst	11/2010
Igor Golalic, CFA	Research Analyst	03/2009
Jeannette Hubbard, CFA	Research Analyst	03/2009
John Loesch, CFA	Research Analyst	03/2009
Micah Martin[1]	Research Analyst	02/2017
Krishna Mohanraj, CFA	Research Analyst	12/2013
Aaron Monroe, CFA	Research Analyst	12/2009
Bobby Murphy, CFA, CPA	Research Analyst	02/2016
Laura O’Dell, CFA	Research Analyst	02/2016
Nathan Palmer, CFA, CPA	Research Analyst	09/2011
Suken Patel, CFA	Research Analyst	03/2009
Kyle Schneider, CFA	Research Analyst	03/2013
Tod Schneider, CFA	Research Analyst	11/2010
Greg Sumner, CFA	Research Analyst	02/2016
Tyler Ventura, CFA	Research Analyst	02/2016

[1]	CFA charter pending fulfillment of work experience requirement.

Buying and Selling Fund Shares

Minimum Initial Investment

Class A, C, and I:  $2,500

Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Research Opportunities Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	21

Diamond Hill Research Opportunities Fund Summary	As of April 7, 2017

shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

22	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Financial Long-Short Fund

Fund Summary

Class	A	C	I
Ticker	BANCX	BSGCX	DHFSX

Investment Objective

The investment objective of the Diamond Hill Financial Long-Short Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 53 of the fund’s prospectus and the Shares of the Funds section on page 57 of the fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	5.00%	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees[1]	0.95%	0.95%	0.95%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses
Administration fees	0.24%	0.24%	0.19%
Dividend expenses and fees on short sales	0.49%	0.49%	0.49%
Total other expenses	0.73%	0.73%	0.68%
Total annual fund operating expenses	1.93%	2.68%	1.63%

[1]	Management fees have been restated to reflect current expenses.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$686	$1,076	$1,490	$2,641
Class C	Sold Held	371 271	832 832	1,420 1,420	3,012 3,012
Class I	Sold or Held	166	514	887	1,933

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	23

Diamond Hill Financial Long-Short Fund Summary	As of April 7, 2017

the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Sector Risk  Because the fund’s portfolio is concentrated in the financial services industry, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to domestic stock market movements, capitalization, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

24	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Diamond Hill Financial Long-Short Fund Summary	As of April 7, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class A shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	12/31/06	19.10%	16.56%	2.37%
After Taxes on Distributions		19.10	16.48	2.01
After Taxes on Distributions and Sale of Fund Shares		10.81	13.42	1.76
Class A Before Taxes	8/1/97	12.81	15.07	1.50
Class C Before Taxes	6/3/99	16.77	15.36	1.24
Russell 3000 Financials Index		17.96	18.18	1.41
80% Russell 3000 Financials Index/20% BofA Merrill Lynch US T-Bill 0-3 Month Index		14.42	14.48	1.69

Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges between classes.

The Russell 3000 Financials Index is a subset of the Russell 3000 Index that measures the performance of the securities classified in the financial services sector of the U.S. equity market. The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.

The Fund’s secondary benchmark, the 80% Russell 3000 Financials Index/20% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index, is a blended index representing a 80% weighting of the Russell 3000 Financials Index as described above, and a 20% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

Austin Hawley

Portfolio Manager

since 12/2009

John Loesch

Portfolio Manager

since 12/2009

Krishna Mohanraj

Assistant Portfolio Manager

since 02/2017

Buying and Selling Fund Shares

Minimum Initial Investment  $2,500

To Place Orders	Mail: Diamond Hill Financial Long-Short Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	25

Short Duration Total Return Fund

Fund Summary

Class	A	I	Y
Ticker	DHEAX	DHEIX	DHEYX

Investment Objective

The investment objective of the Diamond Hill Short Duration Total Return Fund is to maximize total return consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 53 of the fund’s prospectus and the Shares of the Funds section on page 57 of the fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	2.25%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I	Class Y
Management fees	0.35%	0.35%	0.35%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.24%	0.19%	0.09%
Total annual fund operating expenses	0.84%	0.54%	0.44%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$309	$487
Class I	Sold or Held	55	173
Class Y	Sold or Held	45	141

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the period from the fund’s commencement of operations on July 5, 2016, through the end of its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by foreign corporations or U.S. affiliates of foreign corporations, including those in emerging markets. The fund may invest a significant portion or all of its assets in asset-backed, mortgage-related and mortgage-backed securities at the discretion of Diamond Hill Capital Management, Inc. (the “Adviser”).

Under normal circumstances, the fund will maintain an average portfolio duration of less than three, although under certain market conditions, such as periods of significant volatility in interest rates and spreads, the fund’s average duration may be longer than three. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The fund may invest in individual fixed income securities with effective durations in excess of three, provided, however, such investments are made within the constraints above.

The fund may invest up to 20% of its assets in below investment grade securities, including those referred to as “junk bonds” (or the unrated equivalent) at the time of purchase.

In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for income and/or capital appreciation in relation to the risk borne.

26	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund Summary	As of April 7, 2017

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.

Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Government Securities Risk  The fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk  The fund may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the fund could lose all or substantially all of its investment in inverse IOs.

Prepayment Risk  The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	27

Diamond Hill Short Duration Total Return Fund Summary	As of April 7, 2017

held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

Foreign and Emerging Markets Risk  The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

High Yield Securities Risk  The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.

Performance

No performance information is presented for the fund at this time, as the fund has been in operation for less than a full calendar year. In the future, performance information will be presented in this section of the prospectus. This information will give some indication of the risks of investing in the fund by comparing the fund’s investment returns with a broad measure of market performance. The fund intends to compare its performance to the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index. Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

Henry Song

Portfolio Manager

since 7/2016

Mark Jackson

Portfolio Manager

since 7/2016

Buying and Selling Fund Shares

Minimum Initial Investment

Class A and I:  $2,500

Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Short Duration Total Return Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

28	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Core Bond Fund

Fund Summary

Class	A	I	Y
Ticker	DHRAX	DHRIX	DHRYX

Investment Objective

The investment objective of the Diamond Hill Core Bond Fund is to maximize total return consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 53 of the fund’s prospectus and the Shares of the Funds section on page 57 of the fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	3.50%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I	Class Y
Management fees	0.30%	0.30%	0.30%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.24%	0.19%	0.09%
Total annual fund operating expenses	0.79%	0.49%	0.39%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$428	$593
Class I	Sold or Held	50	157
Class Y	Sold or Held	40	125

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the period from the fund’s commencement of operations on July 5, 2016, through the end of its most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by foreign corporations or U.S. affiliates of foreign corporations, including those in emerging markets. The fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the discretion of Diamond Hill Capital Management, Inc. (the “Adviser”).

Under normal circumstances, the fund will maintain an average portfolio duration of plus or minus 20% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays US Aggregate Bond Index is a broad-based index that represents the investment grade, US dollar-denominated fixed-rate taxable bond market. Duration of the Bloomberg Barclays US Aggregate Bond Index was 5.95 as of its last reconstitution date of January 31, 2017. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	29

Diamond Hill Core Bond Fund Summary	As of April 7, 2017

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.

Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Government Securities Risk  The fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk  The fund may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the fund could lose all or substantially all of its investment in inverse IOs.

Prepayment Risk  The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

30	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Diamond Hill Core Bond Fund Summary	As of April 7, 2017

Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

Foreign and Emerging Markets Risk  The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.

Performance

No performance information is presented for the fund at this time, as the fund has been in operation for less than a full calendar year. In the future, performance information will be presented in this section of the prospectus. This information will give some indication of the risks of investing in the fund by comparing the fund’s investment returns with a broad measure of market performance. The fund intends to compare its performance to the Bloomberg Barclays U.S. Aggregate Index. Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

Henry Song

Portfolio Manager

since 7/2016

Mark Jackson

Portfolio Manager

since 7/2016

Buying and Selling Fund Shares

Minimum Initial Investment

Class A and I:  $2,500

Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Core Bond Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	31

Corporate Credit Fund

Fund Summary

Class	A	C	I	Y
Ticker	DSIAX	DSICX	DHSTX	DSIYX

Investment Objective

The investment objective of the Diamond Hill Corporate Credit Fund is high current income consistent with the preservation of capital over a five-year time horizon.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 53 of the fund’s prospectus and the Shares of the Funds section on page 57 of the fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	3.50%	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.19%	0.09%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	0.96%	1.71%	0.66%	0.56%
Fee waivers[1]	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total annual fund operating expenses after fee waivers	0.95%	1.70%	0.65%	0.55%

[1]	The Fund may invest in another Diamond Hill Fund. The Fund’s adviser has contractually agreed to permanently waive a portion of its management fee in the pro-rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining periods shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$444	$642	$857	$1,476
Class C	Sold Held	273 173	536 536	923 923	2,009 2,009
Class I	Sold or Held	66	208	362	810
Class Y	Sold or Held	56	176	307	689

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the fund intends to provide exposure to corporate debt securities by investing at least 80% of its net assets in a diversified portfolio of corporate debt securities including those rated investment grade, below investment grade, or are unrated. Below investment grade securities are also known as “junk bonds,” “high yield bonds,” and “non-investment grade bonds.” Such securities may be public or privately placed U.S. dollar denominated debt securities issued by U.S. and foreign companies of any size, which Diamond Hill Capital Management, Inc. (the “Adviser”) believes represent an attractive investment opportunity. Under normal circumstances, the fund will maintain a dollar-weighted effective duration of less than five, although it may invest in individual fixed income securities with effective durations in excess of five.

32	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund Summary	As of April 7, 2017

In addition to corporate bonds, the fund may invest in other debt securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. The fund will not typically invest more than 10% of its assets in securities rated at or below Caa1 by Moody’s, CCC+ by Standard & Poor’s and CCC+ by Fitch at time of purchase.

In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and capital appreciation in relation to the risk borne.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

High Yield Securities Risk  The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.

Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes.

Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

Foreign and Emerging Markets Risk  The fund may invest in non U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	33

Diamond Hill Corporate Credit Fund Summary	As of April 7, 2017

historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	01/31/05	12.21%	6.16%	5.80%
After Taxes on Distributions		9.31	3.81	3.51
After Taxes on Distributions and Sale of Fund Shares		6.83	3.68	3.56
Class A Before Taxes	9/30/02	8.04	5.15	5.09
Class C Before Taxes	9/30/02	10.06	5.10	4.68
Class Y Before Taxes	12/30/11	12.34	6.31	5.67
BofA Merrill Lynch U.S. Corporate and High Yield Index		7.97	4.84	5.76
Consumer Price Index — All Urban Consumers from the Bureau of Labor Statistics plus 3%		5.07	4.36	4.81

Historical performance for Class Y shares prior to its inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.

The fund’s primary benchmark, the BofA Merrill Lynch U.S. Corporate and High Yield Index, tracks the performance of U.S. dollar denominated investment grade and below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must be rated by either Moody’s, S&P or Fitch and must have an investment grade rated country of risk, at least one year remaining term to final maturity, a fixed coupon schedule and a minimum outstanding of $250 million for investment grade securities and $100 million for below investment grade securities. Index constituents are capitalization weighted by outstanding issue.

The Fund’s secondary benchmark is the Consumer Price Index — All Urban Consumers from the Bureau of Labor Statistics (CPI) plus a 3 percent risk premium to correspond with the Fund’s long-term goals of achieving returns above the rate of inflation. The CPI is an economic metric that measures prices for a basket of goods and services sold to urban consumers. The index is considered a more accurate record of prices due to higher population density within the sales area.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

William Zox

Portfolio Manager

since 4/2006

John McClain

Portfolio Manager

since 2/2015

Suken Patel

Assistant Portfolio Manager

since 2/2013

Buying and Selling Fund Shares

Minimum Initial Investment

Class A, C, and I:  $2,500

Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Corporate Credit Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

34	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

High Yield Fund

Fund Summary

Class	A	I	Y
Ticker	DHHAX	DHHIX	DHHYX

Investment Objective

The investment objective of the Diamond Hill High Yield Fund is high current income with the opportunity for capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 53 of the fund’s prospectus and the Shares of the Funds section on page 57 of the fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	3.50%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I	Class Y
Management fees	0.50%	0.50%	0.50%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.24%	0.19%	0.09%
Total annual fund operating expenses	0.99%	0.69%	0.59%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$447	$654	$878	$1,521
Class I	Sold or Held	70	221	384	859
Class Y	Sold or Held	60	189	329	738

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 123% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the fund intends to provide exposure to high yield securities by investing at least 80% of its net assets in a diversified portfolio of corporate debt securities that are rated at the time of purchase below investment grade or are unrated. These investments are also known as “junk bonds,” “high yield bonds,” and “non-investment grade bonds,” and may include so called “distressed debt.” Such securities may be public or privately placed U.S. dollar denominated debt securities issued by U.S. and foreign companies of any size, which Diamond Hill Capital Management, Inc. (the “Adviser”) believes represent an attractive investment opportunity. The fund also may invest in other securities including investment grade securities.

While not a part of the fund’s principal investment strategy of investing in corporate bonds, the fund may invest in other debt securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	35

Diamond Hill High Yield Fund Summary	As of April 7, 2017

High Yield Securities Risk  The fund will purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.

Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

Foreign and Emerging Markets Risk  The fund may invest in non U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. Prior to calendar year 2016, the bar chart and table reflect the past performance of Diamond Hill High Yield Fund, LP (the “High Yield Partnership”), a private fund managed with full investment authority by the fund’s Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the High Yield Partnership. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the High Yield Partnership, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the High Yield Partnership were converted, based on their value on December 31, 2015, into assets of the fund prior to commencement of operations of the fund. The performance of the High Yield Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The High Yield Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the High Yield Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2016, is measured from December 4, 2014, the inception of the High Yield Partnership, and is not the performance of the fund. The fund’s and the High Yield Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16

The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges applicable to the class. After-tax returns are not provided prior to one year because the High Yield Partnership’s tax treatment was different than that of a registered investment company.

36	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Diamond Hill High Yield Fund Summary	As of April 7, 2017

	Inception Date of Class	One Year	Since Inception 12/4/14
Class I Before Taxes	12/31/15	14.62%	7.12%
After Taxes on Distributions		10.37	N/A
After Taxes on Distributions and Sale of Fund Shares		8.17	N/A
Class A Before Taxes	12/31/15	10.26	5.01
Class Y Before Taxes	12/31/15	14.73	7.24
Bank of America ML US High Yield Index		17.49	5.32

The Bank of America ML US High Yield Index tracks the performance of the U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

William Zox

Portfolio Manager

since 12/2014

John McClain

Portfolio Manager

since 12/2014

Suken Patel

Assistant Portfolio Manager

since 12/2015

Buying and Selling Fund Shares

Minimum Initial Investment

Class A and I:  $2,500

Class Y:  $500,000

To Place Orders	Mail: Diamond Hill High Yield Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	37

Fund Details

Additional Information About Investment Strategies and Related Risks

Securities Lending

To generate additional income, each fund may lend its portfolio securities to financial institutions, meaning that a significant portion of the fund could be on loan at any given time. While this practice will not impact the fund’s principal investment strategy, it does subject the fund to the securities lending risk described in the Investment Risks section below. Any expenses associated with securities lending are not reflected in the fee table for the fund.

Investments in Other Diamond Hill Funds

Each fund may invest in shares of another investment company, including another Diamond Hill Fund. While this practice will not impact the fund’s principal investment strategy, it does subject the fund to the investment company risk described in the Investment Risks section below. To the extent a fund invests in an underlying Diamond Hill Fund, the Adviser has contractually agreed to permanently waive a portion of the fund’s management fee in the pro rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Funds’ Board of Trustees. “Acquired Fund Fees and Expenses” and the amount of the contractual waiver, as shown on the expense table in the Fund Summary for each fund, will vary with changes in the expenses of the underlying Diamond Hill Fund, as well as the allocation of the fund’s assets.

Except for the Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund, each fund will invest primarily in equity securities. Although not a principal strategy, a fund’s investment in equity securities may also include rights and warrants, S&P Depositary Receipts (“SPDRs”) and American Depositary Receipts (“ADRs”).

DIAMOND HILL SMALL CAP FUND

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL SMALL-MID CAP FUND

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small and medium market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL MID CAP FUND

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with medium market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL LARGE CAP FUND

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL ALL CAP SELECT FUND

The fund, under normal market conditions, invests its assets in 30 to 40 select U.S. equity securities of any size capitalization that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL LONG-SHORT FUND

The fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that the Adviser believes are undervalued and selling short equity securities of any size capitalization the Adviser believes are overvalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL RESEARCH OPPORTUNITIES FUND

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes to be undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL FINANCIAL LONG-SHORT FUND

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL SHORT DURATION TOTAL RETURN FUND

Investment Strategy

Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by foreign corporations or U.S. affiliates of foreign corporations, including those in emerging

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markets. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics. The fund may invest a significant portion or all of its assets in asset-backed, mortgage-related and mortgage-backed securities at the Adviser’s discretion. Mortgage- backed securities include CMOs, IOs and POs. CMOs are a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment. Organized by maturity and level of risk, CMOs receive cash flows as borrowers repay the mortgages that act as collateral on these securities. CMOs distribute principal and interest payments to their investors based on predetermined rules and agreements. POs and IOs are mortgage-backed securities that receive only principal or interest payments, respectively, generated by the underlying collateral. Consequently, an investor in an IO is entitled to receive only regular cash flows that are derived from incoming interest payments received by the CMO, while the investor in a PO is entitled to receive only regular cash flows that are derived from incoming principal repayments on the loan pool underlying the CMO. The fund may invest up to 20% of its assets in below investment grade securities, otherwise referred to as “junk bonds” (or the unrated equivalent) at the time of purchase. Under normal circumstances, the fund will maintain an average portfolio duration of less than three years, although under certain market conditions, such as periods of significant volatility in interest rates and spreads, the fund’s average duration may be longer than three years. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The fund may invest in individual fixed income securities with effective durations in excess of three years, provided, however, such investments are made within the constraints above.

In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for income and/or capital appreciation in relation to the risk borne.

Securities in Which the Fund Invests

The Adviser intends to achieve the fund’s objectives by investing in a diversified portfolio of fixed income securities such as corporate bonds, U.S. Treasury and Agency securities, mortgage and asset-backed securities and high yield bonds.

DIAMOND HILL CORE BOND FUND

Investment Strategy

Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by foreign corporations or a U.S. affiliates of foreign corporations, including those in emerging markets. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics. The fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the Adviser’s discretion. Mortgage- backed securities include CMOs, IOs and POs. CMOs are a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment. Organized by maturity and level of risk, CMOs receive cash flows as borrowers repay the mortgages that act as collateral on these securities. CMOs distribute principal and interest payments to their investors based on predetermined rules and agreements. POs and IOs are mortgage-backed securities that receive only principal or interest payments, respectively, generated by the underlying collateral. Consequently, an investor in an IO is entitled to receive only regular cash flows that are derived from incoming interest payments received by the CMO, while the investor in a PO is entitled to receive only regular cash flows that are derived from incoming principal repayments on the loan pool underlying the CMO. Under normal circumstances, the fund will maintain an average portfolio duration plus or minus 20% of the duration of the Bloomberg Barclays US Aggregate Bond Index. The Bloomberg Barclays US Aggregate Bond Index is a broad-based index that represents the investment grade, US dollar-denominated fixed-rate taxable bond market. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.

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Securities in Which the Fund Invests

The Adviser intends to achieve the fund’s objectives by investing in a diversified portfolio of fixed income securities such as corporate bonds, U.S. Treasury and Agency securities and mortgage and asset-backed securities.

DIAMOND HILL CORPORATE CREDIT FUND

Investment Strategy

Under normal market conditions, the fund intends to provide exposure to corporate debt securities by investing at least 80% of its net assets in a diversified portfolio of corporate debt securities including those rated investment grade, below investment grade, or are unrated. Below investment grade securities are also known as “junk bonds,” “high yield bonds,” and “non-investment grade bonds.” Such securities may be public or privately placed U.S. dollar denominated debt securities issued by U.S. and foreign companies of any size, which the Adviser believes represent an attractive investment opportunity. Under normal circumstances, the fund will maintain a dollar-weighted effective duration of less than five years, although it may invest in individual fixed income securities with effective durations in excess of five years. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

While not a part of the fund’s principal investment strategy of investing in corporate bonds, the fund may invest in other debt securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. The Adviser actively manages the Diamond Hill Corporate Credit Fund’s portfolio, seeking to limit fluctuation in the fund’s share price due to changes in market interest rates, while selecting investments that should offer current income based upon the Adviser’s credit analysis. In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.

The fund invests primarily in income producing securities. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and debt securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk.

Securities in Which the Fund Invests

The Adviser intends to achieve the fund’s objectives by investing in a diversified portfolio of debt securities including those rated investment grade, below investment grade, or are unrated. The credit risks of corporate debt securities vary widely based on the strength of the issuer and the priority of repayment. For example, higher ranking (senior) debt securities have a higher repayment priority than lower ranking (subordinated) debt securities. The fund also may invest in convertible corporate bonds, U.S. Treasury and Agency securities, mortgage and asset-backed securities and inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The fund may invest in preferred stocks, including trust preferred and convertible preferred stocks. Preferred stocks are equity securities with rights superior to those of common stocks and convertible preferred stock is preferred stock of an issuer that may be convertible within a specified time period into a certain number of shares of common stock of the same or a different issuer.

DIAMOND HILL HIGH YIELD FUND

Investment Strategy

Under normal market conditions, the fund intends to provide exposure to high yield securities by investing at least 80% of its net assets in a diversified portfolio of corporate debt securities that are rated at the time of purchase below investment grade or are unrated. These investments are also known as “junk bonds,” “high yield bonds,” and “non-investment grade bonds,” and may include so called “distressed debt.” Such securities may be public or privately placed U.S. dollar denominated debt securities issued by U.S. and foreign companies of any size, which the Adviser believes represent an attractive investment opportunity. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders. The fund also may invest in other securities including investment grade securities.

While not a part of the fund’s principal investment strategy of investing in corporate bonds, the fund may invest in other debt securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. The Adviser actively manages the fund’s portfolio, seeking to limit fluctuation in the fund’s share price due to changes in market interest rates, while selecting investments that should offer current income based upon the Adviser’s credit analysis. In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.

The fund invests primarily in income producing securities. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and debt securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk.

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Securities in Which the Fund Invests

The Adviser intends to achieve the fund’s objectives by investing in a diversified portfolio of debt securities that are rated below investment grade or are unrated. The credit risks of corporate debt securities vary widely based on the strength of the issuer and the priority of repayment. For example, higher ranking (senior) debt securities have a higher repayment priority than lower ranking (subordinated) debt securities. While not a part of the fund’s principal investment strategy of investing in corporate bonds, the fund also may invest in convertible corporate bonds, U.S. Treasury and Agency securities, mortgage and asset-backed securities, real estate investment trusts (“REITs”), and inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The fund may invest in preferred stocks, including trust preferred and convertible preferred stocks. Preferred stocks are equity securities with rights superior to those of common stocks and convertible preferred stock is preferred stock of an issuer that may be convertible within a specified time period into a certain number of shares of common stock of the same or a different  issuer.

Investment Risks

The main risks associated with investing in the funds are described below and in the Fund Summaries at the front of this prospectus.

Main Risks

Equity Market Risk  (applicable to all funds except Short Duration Total Return, Core Bond, and High Yield) This is a main risk for all funds except the Short Duration Total Return Fund, Core Bond Fund, and High Yield Fund and an additional risk for the Corporate Credit Fund as it relates to a non-principal investment strategy. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the funds or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the funds invest) may decline over short or extended periods of time. When the value of a fund’s securities goes down, your investment in the fund decreases in value.

Sector Risk  Because the Financial Long-Short Fund’s portfolio is concentrated in the financial services sector, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry. For example:

•	Extensive governmental regulation may limit both the amounts and types of loans and other financial commitments banks and other lending institutions can make, and the interest rates and fees they can charge.

•	Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change.

•	Credit losses resulting from financial difficulties of borrowers can negatively affect the banking industry, while underwriting losses (including catastrophic losses) can adversely influence the insurance industry.

Small and Mid Cap Company Risk  (applicable to all funds except Large Cap) This is a main risk for all funds except the Large Cap Fund and an additional risk for the Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund to the extent those funds invest in bonds issued by small and mid-cap companies. Investments in smaller companies involve greater risks than investments in larger, more established companies. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less-than-certain growth prospects of small and medium capitalization companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In addition, less frequent trading, with smaller volume than larger capitalization companies, may make it difficult for the funds to buy and sell shares of smaller companies. Also, the market price for smaller and medium capitalization companies tends to rise more in response to demand and fall more in response to selling pressure than is the case with larger capitalization companies. Further, smaller companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

Short Sale Risk  The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund, Corporate Credit Fund, and High Yield Fund may engage in short sales. This is a main risk for the Long-Short Fund, Research Opportunities Fund, and Financial Long-Short Fund, and an additional risk for the Corporate Credit Fund and the High Yield Fund as it relates to a non-principal investment strategy. When the Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the funds may make a profit and, conversely, if the security increases in value, the funds will incur a loss because they will have to replace the borrowed

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security by purchasing it at a higher price. There can be no assurance that the funds will be able to close out the short position at any particular time or at an acceptable price. Although a fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

At any time that a fund has an open short sale position, the fund is required to segregate with its custodian (and to maintain such amount until the fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, a fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or custodian, the fund may not receive any payments (including interest) on the deposits made with the broker or custodian. These deposits do not have the effect of limiting the amount of money a fund may lose on a short sale — the fund’s possible losses may exceed the total amount of deposits. A fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 70% of the value of the Research Opportunities Fund’s net assets, 40% of the value of the Long Short Fund’s net assets, 40% of the value of the Financial Long-Short Fund’s net assets, 20% of the value of the Corporate Credit Fund’s net assets, or 20% of the value of the High Yield Fund’s net assets.

The amount of any gain will be decreased and the amount of any loss increased by any premium or interest a fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of a fund’s investment in the security. For example, if a fund purchases a $10 security, the most that can be lost is $10. However, if a fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

As the Adviser adjusts the composition of the portfolio to deal with the risk discussed above, a fund may have a high portfolio turnover rate. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a fund’s performance. In addition, because of the asset segregation requirement, a fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of fund shares.

Foreign and Emerging Market Risk   (applicable to Research Opportunities Fund, Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) Investing in foreign securities (including depositary receipts) involves special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater market volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets” compared to more mature markets. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden and sometimes substantial fluctuations in the value of your investments. A fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the fund’s yield on those securities.

Fixed Income Risk  (applicable to Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) The funds invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of a fund’s investments decreases. The funds may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate

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changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Inflation Risk  (applicable to Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the funds.

High Yield Securities Risk  (applicable to Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) This is a main risk for the Short Duration Total Return Fund, Corporate Credit Fund, and High Yield Fund, and an additional risk for the Core Bond Fund as it relates to a non-principal investment strategy. The funds invest in below investment grade bonds, also known as high yield securities or junk bonds. High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly. Based on measures such as dealer inventories and average trade size, the high yield market has become less liquid at the same time as it has grown markedly and become more concentrated under the control of the largest investors. During future periods of market stress, liquidity conditions in the high yield market may be even worse than prior periods of market stress.

Prepayment and Call Risk  (applicable to Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) The funds may invest in mortgage-backed and asset-backed securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, a fund may have to reinvest in securities with a lower yield. A fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.”

Government Securities Risk  (applicable to Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) The funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. However, on September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk  (applicable to Short Duration Total Return Fund and Core Bond Fund) The funds may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the funds may have to reinvest in

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securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the funds may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the funds may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

CMOs and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the funds invest may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The funds will be exposed to additional risk to the extent that they uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the funds could lose all or substantially all of their investments in inverse IOs.

Credit Risk  (applicable to Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the funds. Such default could result in losses to the funds. In addition, the credit quality of securities held by the funds may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the funds. Lower credit quality also may affect liquidity and make it difficult for the funds to sell the security.

Additional Risks

General Risks  All mutual funds carry a certain amount of risk. You may lose money on your investment in the funds. The funds are subject to management risk because they are actively managed funds. The funds may not achieve their objective if the Adviser’s expectations regarding particular securities or markets are not met.

Securities Lending Risk  To generate additional income, the funds may lend their portfolio securities to financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the funds receive cash collateral from the borrower equal to no less than 100% of the market value of the securities loaned. The funds may invest this cash collateral in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the funds will lose money from the investment of the cash collateral. Borrower default risk is the risk that the funds will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

High Portfolio Turnover Risk  The funds may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs, which may adversely affect the funds’ performance and may produce increased taxable distributions.

Redemption Risk  The funds could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or if a large shareholder redeems a significant portion of its account, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a fund wishes to or is required to sell are illiquid.

Sector Emphasis Risk  The funds, from time to time, may invest 25% or more of their assets in one or more sectors, subjecting the funds to sector emphasis risk. This is the risk that a fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

Temporary Defensive Position Risk  To respond to unusual circumstances, the funds may invest up to 100% of their assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent a portfolio from meeting its investment objective.

Illiquid Securities Risk  No fund will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the fund. The price a fund pays for illiquid securities or

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receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.

Convertible Securities Risk  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

ETF Risk  The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of a fund’s expenses and similar expenses of the underlying investment company when the fund invests in shares of another investment company.

Investment Company Risk  If a fund invests in shares of another investment company, including another Diamond Hill Fund, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses. The fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the fund. To the extent a fund invests in an underlying Diamond Hill Fund, because the Adviser provides services to and receives fees from the underlying fund, a fund’s investment in the underlying fund benefits the Adviser. In addition, the fund may hold a significant percentage of the shares of the underlying fund. As a result, a fund’s investment in an underlying fund may create a conflict of interest.

Inflation-Indexed Bonds  (applicable to Research Opportunities Fund, Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Maturity Risk  (applicable to Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) In certain situations the funds may purchase a bond of a given maturity as an alternative to another bond of a different maturity. Ordinarily, under these circumstances, a fund will make an adjustment to account for the interest rate risk differential in the two bonds. This adjustment, however, makes an assumption about how the interest rates at different maturities will move. To the extent that the yield movements deviate from this assumption, there is a yield-curve or maturity risk. Another situation where yield-curve risk should be considered is in the analysis of bond swap transactions where the potential incremental returns are dependent entirely on the parallel shift assumption for the yield curve.

REIT Risk  (applicable to Corporate Credit Fund and High Yield Fund) The funds’ investment in REITs are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. A fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the fund.

Temporary Strategies

From time to time, each fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. During these times, the fund may invest up to 100% of its assets in cash and cash equivalents. For example, a fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. These investments may prevent a fund from achieving its investment objective. If a fund acquires securities of money market funds, the shareholders of the fund will be subject to duplicative management fees and other expenses.

Portfolio Holdings Disclosure

No later than 30 days after the end of each month, each fund will make available a complete uncertified schedule of its portfolio holdings as of the last day of that month. In addition to this monthly disclosure, each fund may also make publically available its portfolio holdings at other dates as may be determined from time to time. Not later than 60 days after the end of each quarter, each fund will make available a

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complete, certified schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the funds will post these schedules on the funds’ web site at www.diamond-hill.com.

Shareholders may request portfolio holdings schedules at no charge by calling 888-226-5595. A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the Statement of Additional Information.

Management of the Funds

Diamond Hill Capital Management, Inc. (the “Adviser”), 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215, manages the day-to-day investment decisions of the funds and continuously reviews, supervises and administers the funds’ investment programs. The Adviser has been an investment adviser to individuals, pension and profit sharing plans, trusts, private investment funds, corporations and other institutions since June 2, 1988. As of December 31, 2016, the Adviser managed approximately $19.4 billion in assets.

Pursuant to the investment advisory contract between the Adviser and the funds, the Adviser, subject to the supervision of the Board of Trustees and in conformity with the stated objective and policies of each fund, manages both the investment operations of the funds and the composition of the funds’ portfolios, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the funds. The Adviser also administers the corporate affairs of the funds, and in connection therewith, furnishes the funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the funds’ custodian, and the funds’ sub-administrator, sub-fund accountant and sub-transfer agent. The management services of the Adviser are not exclusive under the terms of the investment advisory contract and the Adviser is free to, and does, render management services to others.

Disclosure regarding the basis for the Board of Trustees’ approval of the investment advisory contract between the Adviser and the funds is available in the funds’ annual report to shareholders for the period ended December 31, 2016.

The funds are authorized to pay the Adviser an annual fee as set forth below:

Fund	Percentage of Average Daily Net Assets
Diamond Hill Small Cap Fund	0.80%
Diamond Hill Small-Mid Cap Fund	0.75%
Diamond Hill Mid Cap Fund[1]	0.60%
Diamond Hill Large Cap Fund	0.50%
Diamond Hill All Cap Select Fund	0.70%
Diamond Hill Long-Short Fund	0.90%
Diamond Hill Research Opportunities Fund[2]	0.95%

Fund	Percentage of Average Daily Net Assets
Diamond Hill Financial Long-Short Fund[2]	0.95%
Diamond Hill Short Duration Total Return Fund	0.35%
Diamond Hill Core Bond Fund	0.30%
Diamond Hill Corporate Credit Fund	0.45%
Diamond Hill High Yield Fund	0.50%

[1]	For the most recent fiscal year, the fund paid an annual fee equal to 0.65% of its average daily net assets. Effective January 1, 2017, the annual fee was reduced to 0.60% of average daily net assets.

[2]	For the most recent fiscal year, the fund paid an annual fee equal to 1.00% of its average daily net assets. Effective January 1, 2017, the annual fee was reduced to 0.95% of average daily net assets.

Portfolio Managers

Fund	Portfolio Manager	Assistant Portfolio Manager(s)
Small Cap	Thomas Schindler	Aaron Monroe Christopher Welch
Small-Mid Cap	Christopher Welch	Jeannette Hubbard Thomas Schindler
Mid Cap	Christopher Welch	Christopher Bingaman Jeannette Hubbard
Large Cap	Charles Bath	Austin Hawley Christopher Welch
Select	Austin Hawley Richard Snowdon
Long-Short	Christopher Bingaman R.H. (Ric) Dillon	Charles Bath Jason Downey
Research Opportunities

Harsh Acharya

Brian Bath

Kapish Bhutani

Grady Burkett

Jason Downey

Brian Fontanella

Igor Golalic

Jeannette Hubbard

John Loesch

Micah Martin

Krishna Mohanraj

Aaron Monroe

Bobby Murphy

Laura O’Dell

Nathan Palmer

Suken Patel

Kyle Schneider

Tod Schneider

Greg Sumner

Tyler Ventura

Financial Long-Short	Austin Hawley John Loesch	Krishna Mohanraj
Short Duration Total Return Fund	Henry Song Mark Jackson
Core Bond Fund	Henry Song Mark Jackson
Corporate Credit	William Zox John McClain	Suken Patel
High Yield	William Zox John McClain	Suken Patel

The Portfolio Managers (PMs) hold ultimate responsibility and accountability for the investment results of the portfolios and have full authority to make all investment decisions. The Assistant Portfolio Managers (APMs) provide significant

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Fund Details

analytical support to the PMs and serve as a backup to the PMs with authority to make investment decisions when the PMs are unavailable. The Diamond Hill Research Opportunities Fund is managed by a team of research analysts, each of whom holds ultimate responsibility and accountability for the investment results of their Sleeve of the portfolio and has full authority to make all investment decisions.

Mr. Acharya has a Bachelor of Commerce from University of Mumbai, a Master of Business Administration from Fordham University and holds the CFA designation. In addition, Mr. Acharya received the Chartered Accountant designation from the Institute of Chartered Accountants of India (equivalent to CPA certification in the United States). He has been an investment professional with the Adviser since June 2013. Mr. Acharya currently serves as a Research Analyst for the Adviser, focusing on industrials and utilities. From 2006 to 2013, Mr. Acharya was an Associate with BMO Capital Markets. From 1999 to 2003, Mr. Acharya was an Associate Vice President for Kotak Mahindra Mutual Fund in Mumbai, India.

Mr. Brian Bath has a Bachelor of Arts degree in Economics from Miami University and holds the CFA designation. He has been an investment professional with the Adviser since June 2009. Mr. Bath currently serves as a Research Analyst for the Adviser, focusing on automotive and steel.

Mr. Charles Bath has a Bachelor of Science degree in Accounting from Miami University, a Master’s of Business Administration from The Ohio State University and holds the CFA designation. He has been the Managing Director – Equities for the Adviser since September 2002. Mr. Bath also currently serves as a Portfolio Manager for the Adviser. From 1985 to September 2002, Mr. Bath was a senior portfolio manager for Gartmore Global Investments, a global investment firm affiliated with Nationwide Insurance, where he managed the Gartmore Total Return Fund. At the time of his departure from Gartmore, Mr. Bath was also managing three other funds; the four Gartmore funds he managed had combined total net assets of approximately $3.3 billion. Mr. Bath was first employed by Nationwide Insurance as an investment professional in 1982.

Mr. Bhutani has a Bachelor of Technology degree from Technological Institute of Textiles & Sciences (India), a Masters degree in Business Administration from the University of Maryland and holds the CFA designation. In addition, Mr. Bhutani received a Post Graduate Diploma in Business Management from the Institute of Management Technology (India). He has been an investment professional with the Adviser since October 2006. Mr. Bhutani currently serves as a Research Analyst for the Adviser, focusing on consumer staples. From 2003 to 2006, Mr. Bhutani was a Senior Investment Analyst with Ennis, Knupp & Associates. Prior to 2003, Mr. Bhutani attended graduate school and worked in sales and marketing with Hindustan Petroleum Corporation Limited (India).

Mr. Bingaman has a Bachelor of Arts degree in Finance (cum laude) from Hillsdale College, a Masters degree in Business Administration from the University of Notre Dame and holds the CFA designation. He has been an investment professional with the Adviser since March 2001. He was named the President of the Adviser in January 2014 and Chief Executive Officer of the Adviser in January 2016, and he also currently serves as a Portfolio Manager for the Adviser. From 1998 to March 2001, Mr. Bingaman was a Senior Equity Analyst for Villanova Capital/Nationwide Insurance. In 1997, Mr. Bingaman was an Equity Analyst for Dillon Capital Management, an investment advisory firm.

Mr. Burkett has a Bachelor of Science in Mathematics and a Master of Science in Mathematics from Wright State University, and holds the CFA designation. He has been an investment professional with the Adviser since March 2014. Mr. Burkett currently serves as a Research Analyst for the Adviser, focusing on networking equipment and semiconductors. From 2007 to 2014, he held various Equity Analyst positions with Morningstar most recently serving as Strategist for the technology sector team. From 2006 to 2007, Mr. Burkett was an Investment Analyst for Diastole Wealth Management. From 2005 to 2006, he was an Investment Analyst for CH Dean. From 2004 to 2005, Mr. Burkett was a Financial Advisor for Edward Jones.

Mr. Dillon has a Masters degree in Business Administration from the University of Dayton, a B.S. degree and Master of Arts degree from The Ohio State University and holds the CFA designation. Mr. Dillon also currently serves as a Portfolio Manager for the Adviser. He has been an investment professional with the Adviser since May 2000. From May 2000 to 2015, Mr. Dillon served as Chief Executive Officer of the Adviser. From 2000 to 2013, Mr. Dillon served as the President of the Adviser. From 1997 to 2000, Mr. Dillon served as Vice President of Loomis Sayles & Co., an investment advisory firm. From 1993 to 1997, Mr. Dillon served as the President and Chief Investment Officer of Dillon Capital Management, an investment advisory firm.

Mr. Downey has a Bachelor of Arts degree in Economics and History from Ohio Wesleyan University (summa cum laude, with honors in Economics) and holds the CFA designation. He has been an investment professional with the Adviser since June 2002. Mr. Downey currently serves as Co-Director of Research and a Research Analyst focusing on transportation. From 2002 to 2006, Mr. Downey was an Analyst & Trader for the Adviser.

Mr. Fontanella has a Bachelor of Science degree in Finance from Miami University (cum laude) and holds the CFA designation. He has been an investment professional with the Adviser since January 2009. Mr. Fontanella currently serves as a Sector Leader and Research Analyst for the Adviser focusing on health care. From 2007 to 2009, Mr. Fontanella was an Investment Analyst with J.P. Morgan Private Wealth Management.

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Fund Details

Mr. Golalic has a Bachelor of Arts degree in Business Administration and Philosophy from Lewis & Clark College, a Masters degree in Business Administration from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since July 2008. Mr. Golalic currently serves as a Research Analyst focusing on health care. From 2003 to 2008, Mr. Golalic was a Portfolio Manager and Senior Equity Analyst with Federated Investors. From 1999 to 2003, Mr. Golalic was a Senior Equity Analyst with the State Teachers Retirement System of Ohio.

Mr. Hawley has a Bachelor of Arts degree in History (cum laude) from Dartmouth College, a Masters degree in Business Administration (with distinction) from Tuck School of Business at Dartmouth College and holds the CFA designation. He has been an investment professional with the Adviser since August 2008. Mr. Hawley currently serves as a Co-Chief Investment Officer, Portfolio Manager, and Research Analyst focusing on insurance. From July 1999 to July 2002, Mr. Hawley was an Investment Associate at Putnam Investments. He was an Equity Analyst at Putnam Investments from July 2004 to July 2008.

Ms. Hubbard has a Bachelor of Arts degree in English with an emphasis in Economics from the University of Colorado, a Masters in International Economic Development Policy from Stanford University and holds the CFA designation. She has been an investment professional with the Adviser since January 2007. Ms. Hubbard currently serves as a Research Analyst focusing on broadlines, apparel, luxury and consumer services. From 2003 to 2006, Ms. Hubbard was a member of the Global Securitization Strategy Group at ABN Ambro/LaSalle Bank. From 2001 to 2003, Ms. Hubbard was a Senior Equity Research Analyst at Avondale Partners, LLC. From 2000-2001, Ms. Hubbard was a Vice President of Underwriting at The School Company, LLC. From 1996 to 2000, Ms. Hubbard was an Analyst and Assistant Treasurer at Prologis Trust.

Mr. Jackson has a Bachelor of Science in Finance degree from Miami University and holds the CFA designation. He has been an investment professional with the Adviser since June 2016. Mr. Jackson currently serves as a Portfolio Manager for the Adviser. From 1996 to 2016, he was with J.P. Morgan Investment Management, Inc. where he was Managing Director and portfolio manager for the U.S. Value Driven team and was responsible for managing institutional taxable bond portfolios. Prior to 1996, Mr. Jackson was a portfolio manager for Alexander Hamilton Life Insurance Company and previous to that a portfolio manager with the Public Employees Retirement System of Ohio.

Mr. Loesch has a Bachelor of Science in Public Affairs, Public Financial Management from Indiana University, a Masters degree in Business Administration (cum laude) from the University of Notre Dame and holds the CFA designation. He has been an investment professional with the Adviser since June 2007. Mr. Loesch currently serves as a Portfolio Manager, Co-Director of Research, Sector Leader and Research Analyst

for the Adviser focusing on financials. From July 2003 to May 2006 Mr. Loesch was an Analyst at Nationwide Financial. He was a Financial Advisor at UBS Financial Services from June 2001 to July 2003.

Mr. McClain has a Bachelor of Science in Business Economics from University of Kentucky (magna cum laude), a Master of Business Administration from Carnegie Mellon University, and holds the CFA designation. He has been an investment professional with the Adviser since June 2014. Mr. McClain currently serves as a Portfolio Manager and Credit Analyst for the Adviser. From 2010 to 2014, Mr. McClain was Senior Vice President — Credit at Standard Life Investments. From 2007 to 2010, he was at Nationwide Mutual Insurance Company as a Management Associate in the Financial Leadership Rotation Program and then an Investment Analyst in Distressed Debt.

Mr. Martin has a Bachelor of Music from Cedarville University, a Master of Business Administration from The Ohio State University, and he has passed all three levels of the CFA Program, and may be awarded the charter upon completion of the required work experience. He has been an investment professional with the Adviser since June 2014. Mr. Martin currently serves as a Research Analyst for the Adviser, focusing on home builders, home products and home retailers. From 2008 to 2012, he was an English teacher in Beijing, China at The High School Affiliated to Beihang University and the Beijing National Day School.

Mr. Mohanraj has a Bachelor of Technology from the Indian Institute of Technology, Madras (Chennai, India), a Master of Science from The University of Texas at Austin, a Master of Business Administration from the London Business School (with distinction), and holds the CFA designation. Mr. Mohanraj has been an investment professional with the Adviser since 2012. From 2011 to 2012, Mr. Mohanraj was a Senior Research Associate at Sanford C. Bernstein. From 2008 to 2009, he was a Quantitative Analyst at Exelon Corporation. From 2005 to 2008, Mr. Mohanraj was a Product Manager with MCA Solutions. From 1999 to 2004, Mr. Mohanraj was a Solution Architect with i2 Technologies.

Mr. Monroe has a Bachelor of Science degree in Finance, Accounting and Economics from The Ohio State University (cum laude) and holds the CFA designation. He has been an investment professional with the Adviser since June 2007. Mr. Monroe currently serves as a Sector Leader and Research Analyst for the Adviser focusing on lodging, restaurants and housing. From 2007 to 2008, Mr. Monroe served as an Equity Trader with the Adviser. From 2006 to 2007, Mr. Monroe was a Consulting Group Analyst with Smith Barney. In 2005, Mr. Monroe was an Associate with Duff & Phelps.

Mr. Murphy has a Bachelor of Science degree in Business Administration from the University of North Carolina and a Masters of Accounting from The Ohio State University (with distinction). He is a Certified Public Accountant and holds the CFA designation. He has been an investment professional with the Adviser since July 2013. Mr. Murphy currently serves as a

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Fund Details

Research Analyst for the Adviser focusing on basic materials. From 2010 to 2013, Mr. Murphy held positions as a Management Associate in the Leadership Rotational Program and as a Senior Consultant in Performance Management & Analysis at Nationwide Insurance and Affiliates. From 2007 to 2009, Mr. Murphy was an Interest Rate Derivatives Analyst at Wachovia Bank.

Ms. O’Dell has a Bachelor of Science in Biochemistry from the University of St. Andrews, a Master of Immunology from the London School of Hygiene and Tropical Medicine, a Master of Business Administration from Babson College and holds the CFA designation. She has been an investment professional with the Adviser since August 2015. Ms. O’Dell currently serves as a Research Analyst for the Adviser focusing on life science tools and diagnostics, drug distributors, labs and health care information technology. From 2011 to 2014, Ms. O’Dell was an Equity Analyst for Manning and Napier Advisors, Inc. From 2005 to 2010, Ms. O’Dell was a Financial Advisor and Senior Research Associate with Raymond James and Associates/Eagle Asset Management. From 2004 to 2005, Ms. O’Dell was a Global Program Manager at Aventis Pharmaceuticals. From 1999 to 2002, Ms. O’Dell was a Team Leader and Senior Researcher at Proctor & Gamble Pharmaceuticals.

Mr. Palmer has a Bachelor of Science degree in Accounting and Finance from The Ohio State University (summa cum laude, with honors) and a Masters of Accountancy from The Ohio State University (with distinction). He is a Certified Public Accountant and holds the CFA designation. He has been an investment professional with the Adviser since October 2009. Mr. Palmer currently serves as a Sector Leader and Research Analyst for the Adviser focusing on software and computer services. From 2008 to 2009, Mr. Palmer was a Tax Consultant with Deloitte & Touche, LLP.

Mr. Patel has a Bachelor of Science degree in Finance from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since June 2006. Mr. Patel currently serves as a Sector Leader and Research Analyst for the Adviser focusing on energy. From 2005 to 2006, Mr. Patel served as an Equity Research Analyst with Victory Capital Management. From 2004 to 2005, Mr. Patel was a Merger & Acquisitions Analyst with KeyBanc Capital Markets.

Mr. Schindler has a Bachelor of Science degree in Finance from The Ohio State University (summa cum laude) and holds the CFA designation. He has been an investment professional with the Adviser since May 2000. Mr. Schindler currently serves as a Portfolio Manager for the Adviser. From 1999 to 2000, Mr. Schindler served as a Portfolio Manager for Loomis Sayles & Co., an investment advisory firm. From 1997 to 1999, Mr. Schindler served as an investment analyst for Nationwide Insurance. From 1996 to 1997, Mr. Schindler served as an analyst for Dillon Capital Management, an investment advisory firm.

Mr. Kyle Schneider has a Bachelor of Science degree in Finance from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since 2011. Mr. Schneider currently serves as a Research Analyst for the Adviser focusing on health care. From 2007 to 2011, Mr. Schneider was a Financial Analyst and Supervisor for Citi Fund Services, Inc.

Mr. Tod Schneider has a Bachelor of Science degree in Accounting from The Ohio State University (cum laude) and a Masters of Accountancy from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since August 2008. Mr. Schneider currently serves as a Research Analyst for the Adviser focusing on specialty retail. From 2004 to 2008, Mr. Schneider was a Senior Associate in the Financial Services audit practice of PricewaterhouseCoopers.

Mr. Snowdon has a Bachelor of Arts degree in Economics and Organizational Behavior & Management from Brown University, a Masters degree in Business Administration (with distinction) from Northwestern University and holds the CFA designation. He has been an investment professional with the Adviser since August 2007. Mr. Snowdon currently serves as a Portfolio Manager for the Adviser. From 2003 to 2006, Mr. Snowdon served as a Board member and Consultant with Adams Rite Manufacturing. From 1997 to 2002, Mr. Snowdon was an Energy Trader/Vice President, Energy Trading for American Electric Power. From 1996 to 1997, Mr. Snowdon was a Junior Trader with Enron Corporation. From 1989 to 1994, Mr. Snowdon managed a chain of 40 independent World Oil gas stations.

Mr. Song has a Bachelor of Business Administration degree from the Ross School of Business at the University of Michigan and holds the CFA designation. He has been an investment professional with the Adviser since June 2016. Mr. Song currently serves as a Portfolio Manager for the Adviser. From 2005 to 2016 he was with J.P. Morgan Investment Management, Inc. where he was a portfolio manager for the U.S. Value Driven team and was responsible for managing institutional taxable bond portfolios and previously supported the Columbus taxable client portfolio managers in reporting as well as client communications.

Mr. Sumner has a Bachelor of Arts degree in Economics from Drew University, a Masters degree in Business Adminstration from New York University and holds the CFA designation. He has been an investment professional with the Adviser since August 2015. Mr. Sumner currently serves as a Research Analyst for the Adviser focusing on producer durables. From 2008 to 2015, Mr. Sumner was a Research Analyst at TigerShark Management, LLC. From 2003 to 2008, Mr. Sumner was a Research Analyst at Morgan Stanley Investment Management. From 1998 to 2003, Mr. Sumner held various roles with Morgan Stanley.

Mr. Ventura has a Bachelor of Science degree in Accounting from DePaul University (with honors), a Masters degree in

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Fund Details

Business Administration from the University of Notre Dame and holds the CFA designation. He has been an investment professional with the Adviser since September 2010. Mr. Ventura currently serves as a Research Analyst for the Adviser focusing on brokers, financial technology and consumer finance. From 2007 to 2010, Mr. Ventura was an Investment Banking Associate with Monroe Securities, Inc. From 2004 to 2006, Mr. Ventura was an Internal Auditor with ABN Amro/LaSalle Bank Corporation. From 2003 to 2004, Mr. Ventura was a Financial Analyst with Bank of America Corporation. From 2000 to 2003, Mr. Ventura was an Auditor with Deloitte & Touche LLP.

Mr. Welch has a Bachelor of Arts degree in Economics from Yale University and holds the CFA designation. He has been an investment professional with the Adviser since November 2005. Mr. Welch currently serves as Co-Chief Investment Officer and Portfolio Manager for the Adviser. From 2004 to November 2005, Mr. Welch was a Portfolio Manager for

Fiduciary Trust Company International, an investment management firm. From 1995 to 2002, Mr. Welch served as Portfolio Manager and Senior Equity Analyst for Nationwide Insurance and its mutual fund unit, Gartmore Global Investments.

Mr. Zox has a Bachelor of Arts degree from Williams College, a Juris Doctor degree from the Moritz College of Law at The Ohio State University and a Masters of Law degree from the University of Florida, College of Law in taxation and holds the CFA designation. He has been an investment professional with the Adviser since January 2001. Mr. Zox currently serves as a Portfolio Manager for the Adviser. From 1993 to 2000, he was a tax associate and then a tax partner with the law firm of Schottenstein, Zox & Dunn Co., L.P.A.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other managed accounts and ownership of securities in their managed fund(s).

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Your Account

Pricing Your Shares

When you buy and sell shares of a fund, the price of the shares is based on the fund’s net asset value per share (NAV) next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time (“ET”)) on each day the New York Stock Exchange (“NYSE”) is open for business (“open business day”). Should the NYSE experience an unexpected market closure or restriction on trading during or on what is expected to be an open business day, the fund will make a determination whether to calculate the NAV at the times as described above (and value the securities as described below in this prospectus and in the Statement of Additional Information) or to suspend the determination of the NAV based on available information at the time of or during the unexpected closure or restriction on trading. Purchase requests received by the fund or an authorized agent of the fund after the NYSE closes, or on a day on which the NYSE is not open for trading, will be effective on the next open business day thereafter on which the NYSE is open for trading, and the offering price will be based on the fund’s NAV at the close of trading on that day. A separate NAV is calculated for each share class of a fund. The NAV for a class is calculated by dividing the value of the fund’s total assets (including interest and dividends accrued but not yet received), allocable to that class, minus liabilities (including accrued expenses) allocable to that class, by the total number of that class’ shares outstanding. The market value of a fund’s investments is determined primarily on the basis of readily available market quotations. Short-term investments in fixed income securities with maturities of less than 61 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, unless it is determined that such practice does not approximate market value.

If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the fund’s Board of Trustees. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. To the extent that a fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when a fund is closed, the value of a fund’s shares may change on days when you will not be able to purchase or redeem your shares. In addition, securities trading on foreign markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the foreign market, bur prior to the close of the U.S. market. Fair valuation of the fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

If you purchase shares of any of the funds through a Processing Organization, as discussed below, it is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust. Any change in price due to the failure of the Trust to receive an order timely must be settled between the investor and the authorized agent placing the order.

How to Purchase Shares

Shares of the funds have not been registered for sale outside of the United States and the funds are generally only available to residents in the United States with a valid tax identification number. This prospectus in not intended for distribution to prospective investors outside of the United States. The funds generally do not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the funds. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or non-U.S. trust or estate, foreign corporation or foreign partnership.

Class A and Class C shares are available to the general public. Class A and C shares may be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the fund, and certain financial intermediaries may charge their customers transaction or other fees. The fund or Adviser may pay service and/or distribution fees to these entities for services they provide to Class A and C shareholders.

Class I shares are available for purchase by institutional investors such as corporations, pension and profit sharing or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments. Class I shares may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners,

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banks, insurance companies, retirement or 401(k) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the fund, and certain financial intermediaries may charge their customers transaction or other fees. The fund or Adviser may pay service and/or distribution fees to these entities for services they provide to Class I shareholders. Class I shares may also be purchased by officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of Diamond Hill Funds or Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

Class Y shares are available for purchase by institutional investors such as corporations, pension and profit sharing or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments. Class Y shares may also be purchased through financial intermediaries authorized to act in an investment advisory capacity if each underlying institutional investor qualifies and meets the initial investment minimum and where the institutional investor for which the shares are being acquired will not require a fund, or its affiliates, to make any sub-transfer agent, service, networking, or any other payments to any third party. Class Y shares have no ongoing shareholder service fees.

The minimum initial investment amount for Class A, Class C and Class I shares is $2,500, except for shares of the Small Cap Fund, which is $5,000. The minimum initial investment amount for Class Y is $500,000. If a financial intermediary maintains an Omnibus Account in Class Y shares, each subaccount underlying the Omnibus Account must meet the minimum initial investment in order for the Omnibus Account to be eligible to own Class Y shares. The funds may waive the investment minimums for corporate participant directed retirement accounts (such as 401(k) accounts), some wrap fee accounts (Class A and Class I) and in other circumstances as it may judge appropriate.

All investments and exchanges are subject to approval by a fund and each fund reserves the right to reject any purchase or exchange of shares at any time. The funds request advance notification of investments in excess of 5% of the current net assets of the fund.

All Classes of the funds may not be available in every state.

Important Information About the Small Cap Fund, Small-Mid Cap Fund, and Long-Short Fund

The Small Cap Fund, Small-Mid Cap Fund and the Long-Short Fund are closed to most new investors. The funds remain open to additional investments under the circumstances listed below:

•	Existing shareholders of the funds may add to their accounts, including through reinvestment of distributions.

•	Qualified defined contribution retirement plans, such as a 401(k), 403(b) or 457 plans, that utilized the funds as an investment option on the date the funds closed, may continue to establish new participant accounts in the funds for those Plans.

•	Financial Advisors who had clients invested in the funds on the date the funds closed, may establish new positions in the funds for new clients where operationally feasible.

•	Investors may purchase the funds through certain intermediary sponsored fee-based model programs, provided that the sponsor has received permission from Diamond Hill Funds that shares of the funds may continue to be offered through the program. Approved or recommended lists are not considered model portfolios.

•	Trustees, Directors, and employees of Diamond Hill Funds or Diamond Hill Investment Group, Inc. and their immediate family members may open new accounts and purchase shares of the funds.

In general, the funds will look to the financial intermediary to prevent a new account from being opened within an omnibus account at that intermediary. The funds’ ability to monitor new accounts that are opened through omnibus accounts or other nominee accounts is limited and the ability to limit a new account to those that meet the above criteria with respect to financial intermediaries may vary depending upon the capabilities and cooperation of those intermediaries.

The funds reserve the right to make additional exceptions or otherwise modify the foregoing closure policy at any time. The funds also reserve the right to reject any purchase or refuse any exception, including those detailed above for any reason.

Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the fund may restrict further investment until your identity is verified. If we are unable to verify your identity, the fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

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Fund Supermarkets and Clearing Organizations

You may purchase shares of a fund through a fund supermarket or clearing organization, which is a broker-dealer, bank or other financial institution that purchases shares for its customers (Processing Organization). The funds have authorized certain Processing Organizations to receive purchase and sale orders on their behalf. Before investing in the funds through a Processing Organization, you should read carefully any materials provided by the Processing Organization together with this prospectus.

When shares are purchased this way, there may be various differences. The Processing Organization may:

•	Charge a fee for its services.

•	Act as the shareholder of record of the shares.

•	Set different minimum initial and additional investment requirements.

•	Impose other charges and restrictions.

•	Designate intermediaries to accept purchase and sale orders on the fund’s behalf.

•	Impose an earlier cut-off time for purchase and redemption requests.

The Trust considers a purchase or sale order as received when an authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the respective fund’s net asset value next computed after such order is received in proper form. It is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust.

Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Trust. Certain Processing Organizations may receive compensation from the Trust, the Adviser or their affiliates.

Fund Direct Purchase

You may also make a direct initial investment by following these steps:

•	Complete and sign an investment application form which you can request by calling the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business. On days when the NYSE closes early, the call center hours will be reduced accordingly.

•	Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the fund in which you are investing. We do not accept post-dated checks, third party checks, travelers’ checks, cash, money orders, cashier checks greater than $10,000, credit card convenience checks or “starter” checks.

•	Mail the application and check to: (Fund Name) P.O. Box 46707, Cincinnati, OH 45246

To purchase shares of a fund by wire, call the fund at 888-226-5595 between the hours of 8:00 a.m. and

6:00 p.m. Eastern time on days the funds are open for business for instructions. On days when the NYSE closes early, the call center hours will be reduced accordingly. A fund will accept wire orders only on a day on which the fund, the Custodian and the Transfer Agent are open for business. A wire purchase will be considered made when the wired money is received and the purchase is accepted by the fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the funds may charge a fee in the future.

AIP Program

When making your initial investment in a fund, you may choose to participate in the fund’s automatic investment program (AIP) by completing the AIP section of the application form discussed above. Purchase amounts ($100 minimum) are automatically debited each month from your bank account through ACH (automated clearing house) and are subject to the payment of any applicable sales charge.

Sales Charges

Shares of the funds are purchased at the public offering price (their NAV plus any applicable sales charge).

The funds’ principal underwriter compensates Financial Intermediaries (such as broker-dealers), including processing organizations, who sell shares of the funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the principal underwriter or affiliates of the principal underwriter and from its or their own resources. The following tables show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to the principal underwriter and a Financial Intermediary.

Class A Shares

The public offering price for Class A shares of the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Research Opportunities and Financial Long-Short Fund is the next determined NAV plus a sales charge, unless you qualify for a waiver of the sales charge. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment.

	Sales Charge as % of
Amount of Investment	Public Offering Price	Net Amount Invested	Financial Intermediary Commission[1]
Less than $100,000	5.00%	5.26%	4.50%
$100,000 to $250,000	4.00%	4.17%	3.75%
$250,000 to $500,000	3.00%	3.09%	2.75%
$500,000 to $750,000	2.00%	2.04%	1.75%
$750,000 to $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	None

[1]	As a percent of the public offering price.

The public offering price for Class A shares of the Short Duration Total Return Fund is the next determined NAV plus a

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sales charge, unless you qualify for a waiver of the sales charge. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment.

	Sales Charge as % of
Amount of Investment	Public Offering Price	Net Amount Invested	Financial Intermediary Commission[1]
Less than $100,000	2.25%	2.30%	2.00%
$100,000 to $250,000	1.75%	1.78%	1.50%
$250,000 to $500,000	1.25%	1.27%	1.00%
$500,000 to $750,000	0.75%	0.76%	0.50%
$750,000 to $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None

[1]	As a percent of the public offering price.

The public offering price for Class A shares of the Core Bond Fund, Corporate Credit Fund and the High Yield Fund is the next determined NAV plus a sales charge, unless you qualify for a waiver of the sales charge. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment.

	Sales Charge as % of
Amount of Investment	Public Offering Price	Net Amount Invested	Financial Intermediary Commission[1]
Less than $100,000	3.50%	3.63%	3.00%
$100,000 to $250,000	2.75%	2.83%	2.50%
$250,000 to $500,000	2.00%	2.04%	1.75%
$500,000 to $750,000	1.25%	1.27%	1.00%
$750,000 to $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None

[1]	As a percent of the public offering price.

The funds permit you to reduce the initial sales charge you pay on Class A shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the funds in which you invest (as described below), even if such funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all funds to be held in accounts owned by your spouse or children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the funds that you would like to have one or more funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation  You may qualify for a reduction in the initial sales charge for future purchases of Class A shares based on the current market value of your Class A and Class C holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the current market value of any Class A or Class C shares of a fund held in:

1.	Your account(s);

2.	Your spouse’s account(s);

3.	Joint accounts with qualified spouse;

4.	Account(s) of children under the age of 21 who share your residential address;

5.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

6.	Solely controlled business accounts; and

7.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any reduction in the initial sales charge, you must, before purchasing Class A shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the funds may verify (1) the number of shares of the funds held in your account(s) with the funds, (2) the number of shares of the funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the funds held in an account with a Financial Intermediary owned by your spouse or by children under the age of 21 who share your residential address.

Letter of Intent  You may purchase Class A shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. The fund will combine the value of your current purchases with the current value of any Class A shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts.

In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class A shares purchased previously that were sold subject to a sales charge. In other words, a Letter of Intent allows you to purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The fund will also consider the value of Class A shares sold at NAV. Class A shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A shares based on shares you intend to purchase over the 13-month period, you must send the fund a Letter of Intent. The 13-month period begins on the date of

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the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A shares at the end of the 13-month period, the fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).

Additional information regarding the reduction of Class A sales charges is available in the funds’ Statement of Additional Information, which is available on the funds’ website at www.diamond-hill.com or by calling the number below. To take advantage of the Right of Accumulation and/or a Letter of Intent, contact your Financial Intermediary. To determine if you are eligible for these programs, call 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business. On days when the NYSE closes early, the call center hours will be reduced accordingly. These programs may be terminated or amended at any time.

Class C Shares

Class C shares are offered at NAV without any up-front sales charge. However, Class C shares are subject to a contingent deferred sales charge (CDSC) (based on the lower of the initial investment amount and current NAV) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if you redeem your shares after one year of the purchase date. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example: if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month. When processing a redemption of Class C shares, Class C shares not subject to a CDSC are redeemed first.

The CDSC will be waived (i) on redemption of shares following the death of the shareholder, (ii) on certain redemptions in connection with IRAs and other qualified retirement plans, and (iii) in other circumstances at the discretion of the funds.

The principal underwriter pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C shares.

Distribution Plans

Each fund has adopted a plan under Rule 12b-1 that allows certain classes of its shares to pay distribution fees. Up to 0.25% of each class’s 12b-1 fee can be used as a shareholder servicing fee. Class A shares pay annual 12b-1 expenses of 0.25% and Class C shares pay annual 12b-1 expenses of 1.00% (of which 0.75% is an asset based sales charge and 0.25% is a service fee). Because these fees are paid out of a fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Compensation to Financial Intermediaries

Diamond Hill Capital Management, Inc., the Adviser and Administrator, may make payments to financial intermediaries that can be categorized as “service-related” or “distribution-related.”

Payments made by the Administrator to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, record keeping and other shareholder services are categorized as “servicing related.” Payments made pursuant to such agreements generally are based on either (a) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (b) the number of accounts serviced by such financial intermediary.

Payments made by the Adviser from its own resources to financial intermediaries that are in addition to, rather than in lieu of, Rule 12b-1 fees for distribution-related expenses, such as marketing or promotional expenses, are often referred to as “distribution-related.” Distribution-related payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the fund and other Diamond Hill Funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, distribution related payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the fund or other Diamond Hill Funds to its customers or provide an incentive for a financial intermediary to cooperate with the Distributor’s marketing efforts by providing representatives of the Distributor with preferential access to representatives of the intermediary’s sales force. Distribution-related payments may also be used to reimburse expenses related to educational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (“FINRA”)) designed to increase sales representatives’ awareness about Diamond Hill Funds, including travel and lodging expenditures.

Sales Charge Waivers

No sales charge is imposed on Class A shares of the funds if the shares were:

1.	Acquired in exchange for shares of another Diamond Hill Fund if a comparable sales charge has been paid for the exchanged shares.

2.	Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any

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dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

-	The Diamond Hill Funds;

-	Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates;

-	The Distributor and its subsidiaries and affiliates; or

-	Broker-dealers or financial institutions that have entered into dealer agreements with the funds or their principal underwriter and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of fund shares).

3.	Bought by advisory clients of Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

4.	Bought by 529 college savings plans or bought by certain corporate sponsored, participant-directed retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

5.	Bought by Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services.

6.	Bought by an investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved.

7.	Bought by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such a fiduciary relationship is reported at the time of the investment to the fund or the fund’s Distributor.

8.	Bought by employer-sponsored health savings accounts.

9.	Acquired with proceeds from the sale of Class C shares, Class I shares or Class Y shares of a Diamond Hill Fund or acquired in a transfer of Class C shares, Class I shares or Class Y shares of a Diamond Hill Fund for Class A shares of the same fund, but only if the purchase is made within 90 days of the distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules.

10.	Bought with proceeds from the sale of Class A shares of a Diamond Hill Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules.

11.	Bought in connection with plans of reorganization of a Diamond Hill Fund, such as mergers, asset acquisitions and exchange offers to which a fund is a party.

12.	Bought directly from the fund by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business or contact your Financial Intermediary. On days when the NYSE closes early, the call center hours will be reduced accordingly. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Merrill Lynch Platform Waivers and Discounts The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

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Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain a fee based accounts or platforms

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Other Purchase Information

The funds reserve the right to limit the amount of purchases and to refuse to sell to any person. When purchasing shares of the funds by check, the check must be made out to the applicable fund, or the Trust, as the payee. If your check or wire does not clear, you will be responsible for any loss incurred by a fund. If you are already a shareholder of a fund, we reserve the right to redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred or money owed to the Trust. You may be prohibited or restricted from making future purchases in the funds.

How to Redeem Shares

You may redeem all or part of your investment in a fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described below. Redemption requests received by a fund or an authorized agent of the fund before 4:00 p.m. ET (or before if the NYSE closes before 4:00 p.m. ET) will be effective that day. The price you will receive when you redeem your shares will be the NAV (less any applicable sales charges) next determined after the fund receives your properly completed order to sell. You may receive proceeds of your sale in a check, ACH, or federal wire transfer. The funds typically expect that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the fund’s securities at the time of your sale. If you sell shares through your Financial Intermediary, contact your financial adviser for their requirements and procedures. A broker may charge a transaction fee to redeem shares. The fund may charge $9 for wire redemptions. Any charges for wire redemptions will be deducted from your account by redemption of shares. The funds encourage, to the extent possible, advance notification of large redemptions. The funds typically expect that a fund will hold cash or cash equivalents to meet redemption requests. The funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The funds reserve the right to redeem in-kind as described under “Additional Information” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. The funds have in place a line of credit that may be used to meet redemption requests during stressed market conditions.

By Mail  To redeem any part of your account in a fund by mail, send a written request, with the following information, to:

(Fund Name)

Diamond Hill Funds

P.O. Box 46707

Cincinnati, OH 45246

•	the fund name;

•	your account number;

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•	the name(s) on your account;

•	your address;

•	the dollar amount or number of shares you wish to redeem;

•	the signature of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered; and

•	the Federal tax withholding election (for retirement accounts),

•	If the shares to be redeemed have a value of $100,000 or more, your signature(s) must be guaranteed by an original Medallion Signature Guarantee by an eligible guarantor institution outlined below,

•	You must request the redemption in writing with your signature guaranteed by a Medallion Signature Guarantee, regardless of the value of the shares being redeemed if: the address on your account has been changed within 15 days of your redemption request; the check is not being mailed to the address on your account; the check is not being made payable to the owner(s) of the account; the redemption proceeds are being transferred to another fund account with a different registration or; the redemption proceeds are being wired to bank instructions currently not on your account.

We accept original signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings and loan associations participating in a Medallion program. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED. In certain instances, we may require you to furnish additional legal documents to insure proper authorization.

By Telephone  If you have completed the Optional Telephone Redemption and Exchange section of your investment application, you may sell any part of your account by calling the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business. On days when the NYSE closes early, the call center hours will be between reduced accordingly. IRA accounts are not redeemable by telephone.

Neither the funds nor the Transfer Agent will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The funds or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/or digitally recording telephone instructions.

We may terminate the telephone sale procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us, although we have never experienced difficulties in receiving or in a timely fashion responding to telephone requests. If you are unable to reach us by telephone, you may request a sale by mail. An original Medallion Signature Guarantee is required for any telephone redemption request for an amount of at least $100,000 as described above. A telephone redemption request for an amount of at least $100,000 as described above will not be processed until the Medallion Signature Guarantee is received by the Transfer Agent.

Additional Information  Redemptions will be remitted to the record holder at the address of record or to bank accounts of the shareholder that have been previously designated by the shareholder. If you are not certain of the requirements for a sale please call the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business. On days when the NYSE closes early, the call center hours will be between reduced accordingly. We cannot accept, and will return, requests specifying a certain date or share price. The funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as ten business days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales or postpone payment dates.

Generally, all redemptions will be for cash. However, if during any 90-day period you redeem shares in an amount greater than the lesser of $250,000 or 1% of a fund’s net assets, the funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. Readily marketable securities may include illiquid securities. You may experience a delay in converting illiquid securities to cash. If payment is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a fund and its remaining shareholders. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and transaction costs if the securities are sold.

Accounts with Low Balances  Maintaining small accounts is costly for the fund and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the fund’s minimum.

•	If the value of your account falls below $2,500 you are generally subject to a $5 quarterly fee. Shares from your

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account are redeemed each quarter to cover the fee, which is returned to the Administrator to offset small account expenses. The fund reserves the right to waive the quarterly fee.

•	The fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,500. In such cases, you will be notified and given at least 30 days to purchase additional shares to bring the balance above the minimum before the account is closed.

•	The above involuntary redemptions constitute a sale of fund shares. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. CDSC fees will be waived on involuntary redemptions of Class C shares.

How to Exchange Shares

You may exchange any or all of your shares in a fund for shares in another fund or another share class of the same fund, subject to the following conditions:

Exchanges of Class A Shares of the Fund   You may exchange any and all of your Class A shares in the fund for Class A shares of another fund without sales charge. Class A shares can also be exchanged for Class I or Class Y shares of the same fund or a different fund if the investment minimum and eligibility requirements of Class I or Class Y shares are met.

Exchanges of Class C Shares of the Fund  You may exchange any and all of your Class C shares of the fund for Class C shares of another fund. Class C shares can also be exchanged for Class A, Class I or Class Y shares of the same fund or a different fund, subject to any applicable CDSC charge, if the investment minimum and eligibility requirements of Class A, Class I or Class Y shares are met.

Exchanges of Class Y Shares of the Fund  You may exchange any and all of your Class Y shares of the fund for Class Y shares of another fund. Class Y shares can also be exchanged for Class A or Class I shares of the same fund or a different fund, if the investment minimum and eligibility requirements of Class A or Class I shares, respectively, are met.

You may request the exchange by telephoning 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business or writing the funds at Diamond Hill Funds, P.O. Box 46707, Cincinnati, OH 45246. On days when the NYSE closes early, the call center hours will be reduced accordingly. Exchanges may be made only if the exchanging fund is registered in your state of residence. The exchange privilege does not constitute an offering or recommendation of a fund. It is your responsibility to obtain and read a prospectus of the exchanging fund before you make an exchange.

•	If you exchange shares into or out of a fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received.

In times of extreme economic or market conditions, exchanging fund shares by telephone may be difficult. To receive a specific day’s price, your letter or call must be received before that day’s close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes.

Exchanges will be accepted only if the registration of the two accounts is identical or the exchange instructions have a Medallion Signature Guarantee. The funds and the Transfer Agent are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. They will use reasonable procedures to confirm that telephone instructions are genuine. The exchange feature may be modified or discontinued at any time upon notice to you in accordance with federal securities laws.

Share Class Conversions  The Internal Revenue Service currently takes the position that a conversion/exchange of share classes of the same fund is a nontaxable event. Conversion/exchanges of share classes between different funds is generally taxable.

How to Request Certain Non-Financial Transactions

The funds will accept the STAMP’s Signature Validation Program (SVP) stamp for certain non-financial transactions. The SVP was introduced in response to requests from financial services institutions that rely upon the effectiveness of a signature guarantee when processing non-financial transactions for which the surety bond attached to a Medallion Signature Guarantee (MSG) would not apply. The SVP stamp carries its own separate surety bond that would apply to such non-financial transactions. The SVP stamp may be obtained from eligible members, including banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

This program enables the funds to accept documents stamped with an SVP stamp in lieu of the MSG for non-financial transactions. The non-financial transactions for which the funds can accept an SVP are: (1) change name; (2) add or change banking instructions; (3) add or change beneficiaries; (4) add or change authorized account traders; (5) add a Power of Attorney; (6) add or change Trustee; and (7) change UTMA/UGMA custodian.

In the event that your bank or financial institution does not participate in the SVP Stamp program, you should request that the guarantor use their Medallion Guarantee Stamp.

Market Timing Trading Policy

The funds do not authorize, and use reasonable methods to discourage, short-term or excessive trading, often referred to as “market timing.” Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in

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an attempt to profit from short-term market movements. Market timing or excessive trading may result in dilution of the value of fund shares held by long-term shareholders, disrupt portfolio management, and increase fund expenses for all shareholders. The funds will take reasonable steps to discourage excessive short-term trading and the funds’ Board of Trustees has adopted the following policies and procedures with respect to market timing. The funds will monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If a fund has reason to believe that a shareholder has engaged in excessive short-term trading, the fund may ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts. In addition to rejecting purchase orders in connection with suspected market timing activities, a fund can reject a purchase order for any reason. While the funds cannot assure the prevention of all excessive trading and market timing, by making these judgments the funds believe they are acting in a manner that is in the best interests of shareholders.

Market timers may disrupt portfolio management and harm fund performance. To the extent that the funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the funds use a variety of methods to detect and deter market timing, due to the complexity involved in identifying excessive trading there is no assurance that the funds’ efforts will identify and eliminate all trades or trading practices that may be considered abusive. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Trust has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Trust; (2) furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Trust; and (3) enforce its market-timing policy with respect to customers identified by the Trust as having engaged in market timing. When information regarding transactions in the Trust’s shares is requested by the Trust and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Trust has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Trust, to restrict or prohibit the indirect intermediary from purchasing shares of the Trust on behalf of other persons.

The funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The funds have no arrangements to permit any investor to trade frequently in shares of the funds, nor will it enter into any such arrangements in the future.

Distribution and Taxes

The following information is provided to help you understand the income and capital gains you may earn while you own fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee the funds will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions  The funds intend to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the funds generally pay no federal income tax on the income and gains distributed to you. The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Research Opportunities Fund and Financial Long-Short Fund expect to declare and distribute their net investment income, if any, to shareholders annually. The Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund and the High Yield Fund expect to declare and distribute their net investment income, if any, to shareholders monthly. Capital gains, if any, may be distributed at least annually. A fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund. All income and capital gain distributions are automatically reinvested in shares of the fund unless you request cash distributions on your application or through a written request. If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the fund at the fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations  If you are a taxable investor, dividends and capital gain distributions you receive from a fund, whether you reinvest your distributions in additional fund shares or receive them in cash, are subject to federal income tax, state taxes, and possibly local taxes:

•	distributions are taxable to you at either ordinary income or capital gains tax rates;

•	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

•	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your fund shares;

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;

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•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction, subject to certain limitations;

•	distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December; and

•	for taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax is imposed on distributions you receive from the funds and gains from selling, redeeming or exchanging your shares.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). The funds may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the funds, from ascertaining with certainty, until after the calendar year end, the final amount and character of distributions a fund has received on its investments during the prior calendar year. Prior to issuing your statement, the fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you are a taxable investor and invest in a fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares  Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Diamond Hill Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling fund shares are taxed at your applicable tax rate for long-term capital gains. Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions  Distributions and gains from the sale or exchange of your fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special

U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts  When you invest in the funds through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding  By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the fund.

Cybersecurity

The computer systems, networks and devices used by the funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the funds and their service providers, systems, networks, or devices potentially can be breached. The funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the funds’ business operations, potentially resulting in financial losses; interference with the funds’ ability to calculate their NAVs; impediments to trading; the inability of the funds, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the funds

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invest; counterparties with which the funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Householding

To reduce expenses, we mail only one copy of the funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the funds at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business or contact your financial institution. On days when the NYSE closes early, the call center hours will be reduced accordingly. We will begin sending you individual copies thirty days after receiving your request.

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Financial Highlights

The financial highlights tables are intended to help you understand the funds’ financial performance for the past 5 years (or, if shorter, the period of the funds’ operations). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request.

Small Cap Fund

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(A)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(B)	Net Assets, End of Period (000’s)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(C)
Class A
For the year ended December 31, 2016	$30.89	0.00	(D)	4.36	4.36	—	(0.86)	(0.86)	$34.39	14.10%	$439,681	1.29%	0.00	%(E)	15%
For the year ended December 31, 2015	32.61	(0.05)		(1.17)	(1.22)	(0.09)	(0.41)	(0.50)	30.89	(3.73)	492,810	1.29	(0.15)		17
For the year ended December 31, 2014	32.72	(0.11)		1.57	1.46	—	(1.57)	(1.57)	32.61	4.60	571,941	1.30	(0.34)		16
For the year ended December 31, 2013	24.95	0.00	(D)	9.86	9.86	(0.03)	(2.06)	(2.09)	32.72	39.70	571,167	1.31	(0.01)		43
For the year ended December 31, 2012	23.04	0.07		2.88	2.95	(0.09)	(0.95)	(1.04)	24.95	12.88	390,371	1.31	0.30		13
Class C
For the year ended December 31, 2016	$27.51	(0.23)		3.88	3.65	—	(0.86)	(0.86)	$30.30	13.25%	$54,664	2.04%	(0.75)%		15%
For the year ended December 31, 2015	29.23	(0.25)		(1.06)	(1.31)	—	(0.41)	(0.41)	27.51	(4.47)	57,875	2.04	(0.87)		17
For the year ended December 31, 2014	29.70	(0.33)		1.43	1.10	—	(1.57)	(1.57)	29.23	3.86	51,794	2.05	(1.07)		16
For the year ended December 31, 2013	22.94	(0.21)		9.03	8.82	—	(2.06)	(2.06)	29.70	38.64	46,476	2.06	(0.76)		43
For the year ended December 31, 2012	21.34	(0.10)		2.65	2.55	—	(0.95)	(0.95)	22.94	12.04	29,917	2.06	(0.45)		13
Class I
For the year ended December 31, 2016	$31.28	0.10		4.42	4.52	(0.07)	(0.86)	(0.93)	$34.87	14.45%	$1,073,671	0.99%	0.32%		15%
For the year ended December 31, 2015	33.04	0.05		(1.20)	(1.15)	(0.20)	(0.41)	(0.61)	31.28	(3.47)	882,350	1.02	0.16		17
For the year ended December 31, 2014	33.10	(0.02)		1.59	1.57	(0.06)	(1.57)	(1.63)	33.04	4.86	659,199	1.05	(0.06)		16
For the year ended December 31, 2013	25.21	0.07		9.98	10.05	(0.10)	(2.06)	(2.16)	33.10	40.08	550,844	1.06	0.22		43
For the year ended December 31, 2012	23.27	0.14		2.90	3.04	(0.15)	(0.95)	(1.10)	25.21	13.17	298,473	1.06	0.56		13
Class Y(F)
For the year ended December 31, 2016	$31.29	0.13		4.43	4.56	(0.10)	(0.86)	(0.96)	$34.89	14.57%	$221,827	0.89%	0.40%		15%
For the year ended December 31, 2015	33.05	0.12		(1.23)	(1.11)	(0.24)	(0.41)	(0.65)	31.29	(3.36)	221,624	0.90	0.37		17
For the year ended December 31, 2014	33.09	0.03		1.60	1.63	(0.10)	(1.57)	(1.67)	33.05	5.06	157,665	0.90	0.10		16
For the year ended December 31, 2013	25.20	0.12		9.97	10.09	(0.14)	(2.06)	(2.20)	33.09	40.25	101,026	0.91	0.40		43
For the year ended December 31, 2012	23.27	0.20		2.88	3.08	(0.20)	(0.95)	(1.15)	25.20	13.34	63,439	0.91	0.82		13

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Amount is less than $0.005.

(E)	Amount is less than 0.005%.

(F)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

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Small-Mid Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(A)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(B)	Net Assets, End of Period (000’s)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(C)
Class A
For the year ended December 31, 2016	$18.29	0.01	3.25	3.26	(0.01)	(0.36)	(0.37)	$21.18	17.81%	$288,634	1.24%	0.12%	17%
For the year ended December 31, 2015	18.33	0.01	0.17	0.18	(0.03)	(0.19)	(0.22)	18.29	0.98	156,122	1.24	0.06	21
For the year ended December 31, 2014	17.73	0.03	1.23	1.26	(0.02)	(0.64)	(0.66)	18.33	7.17	100,820	1.25	0.18	27
For the year ended December 31, 2013	13.13	0.04	5.35	5.39	(0.03)	(0.76)	(0.79)	17.73	41.25	61,563	1.26	0.27	35
For the year ended December 31, 2012	11.71	0.02	1.78	1.80	0.00	(D)	(0.38)	(0.38)	13.13	15.43	19,607	1.26	0.15	26
Class C
For the year ended December 31, 2016	$17.06	(0.12)	3.02	2.90	—	(0.36)	(0.36)	$19.60	16.98%	$42,875	1.99%	(0.65)%	17%
For the year ended December 31, 2015	17.21	(0.12)	0.16	0.04	—	(0.19)	(0.19)	17.06	0.24	32,963	1.99	(0.69)	21
For the year ended December 31, 2014	16.80	(0.10)	1.15	1.05	—	(0.64)	(0.64)	17.21	6.33	25,276	2.00	(0.59)	27
For the year ended December 31, 2013	12.54	(0.07)	5.09	5.02	—	(0.76)	(0.76)	16.80	40.21	19,184	2.01	(0.45)	35
For the year ended December 31, 2012	11.28	(0.07)	1.71	1.64	—	(0.38)	(0.38)	12.54	14.57	9,169	2.01	(0.59)	26
Class I
For the year ended December 31, 2016	$18.46	0.07	3.29	3.36	(0.07)	(0.36)	(0.43)	$21.39	18.18%	$1,015,403	0.94%	0.41%	17%
For the year ended December 31, 2015	18.47	0.07	0.17	0.24	(0.06)	(0.19)	(0.25)	18.46	1.32	506,730	0.97	0.35	21
For the year ended December 31, 2014	17.87	0.08	1.22	1.30	(0.06)	(0.64)	(0.70)	18.47	7.36	264,824	1.00	0.42	27
For the year ended December 31, 2013	13.21	0.09	5.38	5.47	(0.05)	(0.76)	(0.81)	17.87	41.64	148,927	1.01	0.54	35
For the year ended December 31, 2012	11.78	0.05	1.80	1.85	(0.04)	(0.38)	(0.42)	13.21	15.74	53,514	1.01	0.42	26
Class Y(E)
For the year ended December 31, 2016	$18.48	0.09	3.29	3.38	(0.08)	(0.36)	(0.44)	$21.42	18.29%	$961,721	0.84%	0.49%	17%
For the year ended December 31, 2015	18.49	0.09	0.17	0.26	(0.08)	(0.19)	(0.27)	18.48	1.41	602,951	0.85	0.48	21
For the year ended December 31, 2014	17.87	0.11	1.23	1.34	(0.08)	(0.64)	(0.72)	18.49	7.60	300,815	0.85	0.62	27
For the year ended December 31, 2013	13.20	0.12	5.38	5.50	(0.07)	(0.76)	(0.83)	17.87	41.88	106,068	0.86	0.73	35
For the year ended December 31, 2012	11.78	0.09	1.77	1.86	(0.06)	(0.38)	(0.44)	13.20	15.84	30,940	0.86	0.68	26

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Amount is less than $0.005.

(E)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

64	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Mid Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund(A)	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(B)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(C)	Net Assets, End of Period (000’s)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(D)
Class A
For the year ended December 31, 2016	$10.71	0.03	1.93	1.96	(0.02)	(0.06)	(0.08)	$12.59	18.29%	$7,403	1.14%	0.31%	17%
For the year ended December 31, 2015	10.70	0.04	0.01	0.05	(0.04)	—	(0.04)	10.71	0.44	3,082	1.14	0.35	29
For the year ended December 31, 2014	10.00	0.06	0.70	0.76	(0.06)	—	(0.06)	10.70	7.57	2,120	1.15	0.59	28
Class I
For the year ended December 31, 2016	$10.74	0.07	1.92	1.99	(0.05)	(0.06)	(0.11)	$12.62	18.56%	$28,031	0.85%	0.67%	17%
For the year ended December 31, 2015	10.72	0.07	0.01	0.08	(0.06)	—	(0.06)	10.74	0.74	3,337	0.87	0.61	29
For the year ended December 31, 2014	10.00	0.09	0.70	0.79	(0.07)	—	(0.07)	10.72	7.91	2,743	0.90	0.87	28
Class Y
For the year ended December 31, 2016	$10.75	0.08	1.94	2.02	(0.06)	(0.06)	(0.12)	$12.65	18.76%	$23,383	0.75%	0.71%	17%
For the year ended December 31, 2015	10.73	0.08	0.01	0.09	(0.07)	—	(0.07)	10.75	0.84	12,077	0.75	0.72	29
For the year ended December 31, 2014	10.00	0.09	0.71	0.80	(0.07)	—	(0.07)	10.73	8.02	11,419	0.75	0.87	28

(A)	Inception date of the Fund is December 31, 2013. Fund commenced public offering on January 2, 2014.

(B)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	65

Large Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(A)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(B)	Net Assets, End of Period (000’s)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(C)
Class A
For the year ended December 31, 2016	$21.44	0.25	2.82	3.07	(0.24)	(1.21)	(1.45)	$23.06	14.26%	$1,158,652	0.99%	1.12%	23%
For the year ended December 31, 2015	22.71	0.19	(0.43)	(0.24)	(0.18)	(0.85)	(1.03)	21.44	(1.10)	1,122,165	1.04	0.85	20
For the year ended December 31, 2014	21.49	0.21	2.01	2.22	(0.19)	(0.81)	(1.00)	22.71	10.42	1,182,155	1.05	0.94	24
For the year ended December 31, 2013	16.54	0.18	5.79	5.97	(0.16)	(0.86)	(1.02)	21.49	36.33	878,903	1.06	0.92	21
For the year ended December 31, 2012	14.96	0.22	1.62	1.84	(0.21)	(0.05)	(0.26)	16.54	12.29	617,407	1.06	1.37	28
Class C
For the year ended December 31, 2016	$20.49	0.08	2.68	2.76	(0.10)	(1.21)	(1.31)	$21.94	13.40%	$95,923	1.74%	0.37%	23%
For the year ended December 31, 2015	21.77	0.02	(0.41)	(0.39)	(0.04)	(0.85)	(0.89)	20.49	(1.83)	84,550	1.79	0.10	20
For the year ended December 31, 2014	20.68	0.04	1.93	1.97	(0.07)	(0.81)	(0.88)	21.77	9.60	83,781	1.80	0.19	24
For the year ended December 31, 2013	15.98	0.03	5.58	5.61	(0.05)	(0.86)	(0.91)	20.68	35.33	53,241	1.81	0.18	21
For the year ended December 31, 2012	14.46	0.10	1.56	1.66	(0.09)	(0.05)	(0.14)	15.98	11.49	33,305	1.81	0.62	28
Class I
For the year ended December 31, 2016	$21.55	0.31	2.86	3.17	(0.31)	(1.21)	(1.52)	$23.20	14.63%	$2,156,390	0.70%	1.41%	23%
For the year ended December 31, 2015	22.83	0.25	(0.44)	(0.19)	(0.24)	(0.85)	(1.09)	21.55	(0.85)	1,803,130	0.77	1.11	20
For the year ended December 31, 2014	21.58	0.27	2.03	2.30	(0.24)	(0.81)	(1.05)	22.83	10.74	1,606,797	0.80	1.20	24
For the year ended December 31, 2013	16.61	0.24	5.80	6.04	(0.21)	(0.86)	(1.07)	21.58	36.60	1,295,477	0.81	1.18	21
For the year ended December 31, 2012	15.01	0.26	1.63	1.89	(0.24)	(0.05)	(0.29)	16.61	12.62	791,031	0.81	1.62	28
Class Y(D)
For the year ended December 31, 2016	$21.56	0.34	2.85	3.19	(0.33)	(1.21)	(1.54)	$23.21	14.74%	$666,756	0.60%	1.49%	23%
For the year ended December 31, 2015	22.84	0.28	(0.44)	(0.16)	(0.27)	(0.85)	(1.12)	21.56	(0.74)	430,568	0.65	1.23	20
For the year ended December 31, 2014	21.59	0.31	2.02	2.33	(0.27)	(0.81)	(1.08)	22.84	10.89	373,711	0.65	1.36	24
For the year ended December 31, 2013	16.60	0.26	5.83	6.09	(0.24)	(0.86)	(1.10)	21.59	36.87	302,458	0.66	1.32	21
For the year ended December 31, 2012	15.01	0.30	1.62	1.92	(0.28)	(0.05)	(0.33)	16.60	12.79	224,073	0.66	1.87	28

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

66	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

All Cap Select Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Select Fund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(A)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(B)	Net Assets, End of Period (000’s)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(C)
Class A
For the year ended December 31, 2016	$12.36	(0.01)		1.17	1.16	—	(0.17)	(0.17)	$13.35	9.37%	$14,963	1.19%	(0.09)%	70%
For the year ended December 31, 2015	12.96	0.00	(D)	(0.19)	(0.19)	—	(0.41)	(0.41)	12.36	(1.44)	43,638	1.19	(0.01)	89
For the year ended December 31, 2014	13.00	0.05		1.38	1.43	(0.05)	(1.42)	(1.47)	12.96	11.30	12,963	1.20	0.36	53
For the year ended December 31, 2013	10.45	0.05		4.48	4.53	(0.09)	(1.89)	(1.98)	13.00	44.04	8,905	1.22	0.42	70
For the year ended December 31, 2012	9.69	0.12		0.97	1.09	(0.08)	(0.25)	(0.33)	10.45	11.27	7,778	1.21	1.15	38
Class C
For the year ended December 31, 2016	$11.85	(0.09)		1.10	1.01	—	(0.17)	(0.17)	$12.69	8.51%	$12,269	1.94%	(0.81)%	70%
For the year ended December 31, 2015	12.54	(0.10)		(0.18)	(0.28)	—	(0.41)	(0.41)	11.85	(2.21)	15,022	1.94	(0.78)	89
For the year ended December 31, 2014	12.67	(0.05)		1.34	1.29	—	(1.42)	(1.42)	12.54	10.46	8,265	1.95	(0.39)	53
For the year ended December 31, 2013	10.25	(0.04)		4.38	4.34	(0.03)	(1.89)	(1.92)	12.67	43.08	5,533	1.97	(0.35)	70
For the year ended December 31, 2012	9.51	0.04		0.95	0.99	—	(0.25)	(0.25)	10.25	10.44	3,271	1.96	0.41	38
Class I
For the year ended December 31, 2016	$12.39	0.03		1.16	1.19	(0.01)	(0.17)	(0.18)	$13.40	9.62%	$93,192	0.90%	0.24%	70%
For the year ended December 31, 2015	12.95	0.03		(0.18)	(0.15)	—	(0.41)	(0.41)	12.39	(1.14)	81,408	0.92	0.25	89
For the year ended December 31, 2014	12.97	0.09		1.38	1.47	(0.07)	(1.42)	(1.49)	12.95	11.57	31,999	0.95	0.64	53
For the year ended December 31, 2013	10.43	0.09		4.46	4.55	(0.12)	(1.89)	(2.01)	12.97	44.35	46,787	0.97	0.66	70
For the year ended December 31, 2012	9.68	0.15		0.96	1.11	(0.11)	(0.25)	(0.36)	10.43	11.54	41,862	0.96	1.44	38
Class Y(E)
For the year ended December 31, 2016	$12.41	0.04		1.17	1.21	(0.03)	(0.17)	(0.20)	$13.42	9.72%	$18,456	0.80%	0.36%	70%
For the year ended December 31, 2015	12.96	0.05		(0.19)	(0.14)	—	(0.41)	(0.41)	12.41	(1.06)	10,703	0.80	0.35	89
For the year ended December 31, 2014	12.99	0.10		1.39	1.49	(0.10)	(1.42)	(1.52)	12.96	11.74	8,746	0.80	0.76	53
For the year ended December 31, 2013	10.43	0.11		4.48	4.59	(0.14)	(1.89)	(2.03)	12.99	44.70	6,534	0.82	0.82	70
For the year ended December 31, 2012	9.68	0.17		0.96	1.13	(0.13)	(0.25)	(0.38)	10.43	11.69	5,788	0.81	1.62	38

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Amount is less than $0.005.

(E)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	67

Long-Short Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(A)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(B)	Net Assets, End of Period (000’s)	Ratio of Total Expenses to Average Net Assets(C)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(D)(E)
Class A
For the year ended December 31, 2016	$23.36	(0.09)	2.49	2.40	—	(0.85)	(0.85)	$24.91	10.26%	$460,104	2.06%	(0.20)%	45%
For the year ended December 31, 2015	23.87	(0.11)	(0.29)	(0.40)	—	(0.11)	(0.11)	23.36	(1.67)	569,218	1.89	(0.47)	81
For the year ended December 31, 2014	22.26	(0.08)	1.69	1.61	—	—	—	23.87	7.23	703,572	1.83	(0.33)	60
For the year ended December 31, 2013	18.15	(0.05)	4.21	4.16	(0.05)	—	(0.05)	22.26	22.92	858,112	1.83	(0.25)	30
For the year ended December 31, 2012	16.75	0.06	1.36	1.42	(0.02)	—	(0.02)	18.15	8.46	533,722	1.75	0.32	39
Class C
For the year ended December 31, 2016	$21.34	(0.24)	2.26	2.02	—	(0.85)	(0.85)	$22.51	9.45%	$145,313	2.81%	(1.13)%	45%
For the year ended December 31, 2015	21.98	(0.27)	(0.26)	(0.53)	—	(0.11)	(0.11)	21.34	(2.40)	169,861	2.64	(1.22)	81
For the year ended December 31, 2014	20.65	(0.23)	1.56	1.33	—	—	—	21.98	6.44	170,278	2.58	(1.09)	60
For the year ended December 31, 2013	16.93	(0.19)	3.91	3.72	—	—	—	20.65	21.97	130,388	2.58	(0.99)	30
For the year ended December 31, 2012	15.72	(0.07)	1.28	1.21	—	—	—	16.93	7.70	103,393	2.50	(0.43)	39
Class I
For the year ended December 31, 2016	$23.77	(0.02)	2.53	2.51	—	(0.85)	(0.85)	$25.43	10.55%	$3,589,749	1.76%	(0.09)%	45%
For the year ended December 31, 2015	24.22	(0.05)	(0.29)	(0.34)	—	(0.11)	(0.11)	23.77	(1.40)	3,382,697	1.62	(0.21)	81
For the year ended December 31, 2014	22.52	(0.02)	1.72	1.70	—	—	—	24.22	7.55	2,817,671	1.58	(0.09)	60
For the year ended December 31, 2013	18.35	0.00	(F)	4.26	4.26	(0.09)	—	(0.09)	22.52	23.19	1,859,054	1.58	0.00	(G)	30
For the year ended December 31, 2012	16.93	0.10	1.38	1.48	(0.06)	—	(0.06)	18.35	8.77	1,554,623	1.50	0.58	39
Class Y(H)
For the year ended December 31, 2016	$23.83	0.01	2.54	2.55	—	(0.85)	(0.85)	$25.53	10.69%	$227,680	1.67%	0.02%	45%
For the year ended December 31, 2015	24.25	(0.02)	(0.29)	(0.31)	—	(0.11)	(0.11)	23.83	(1.27)	290,928	1.50	(0.08)	81
For the year ended December 31, 2014	22.52	0.01	1.72	1.73	—	—	—	24.25	7.68	280,595	1.43	0.06	60
For the year ended December 31, 2013	18.35	0.04	4.25	4.29	(0.12)	—	(0.12)	22.52	23.39	168,835	1.43	0.18	30
For the year ended December 31, 2012	16.93	0.14	1.37	1.51	(0.09)	—	(0.09)	18.35	8.95	83,409	1.35	0.79	39

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	The Fund invests in short positions and incurs certain expenses and fees in connection therewith. If such expenses and fees had not occurred, the ratios of total expenses to average net assets for the year ended December 31, 2016, would have been 1.39% for Class A, 2.14% for Class C, 1.09% for Class I and 1.00% for Class Y.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	In 2016, the Funds changed the methodology for calculating the portfolio turnover rate to better reflect short selling activity. The portfolio turnover rates in the prior years ended in 2015, 2014, 2013 and 2012 would have been 47%, 39%, 24% and 32%, respectively, using this same calculation methodology.

(F)	Amount is less than $0.005.

(G)	Amount is less than 0.005%.

(H)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

68	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Research Opportunities Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Research Opportunities Fund(A)	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(B)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(C)	Net Assets, End of Period (000’s)	Ratio of Total Expenses to Average Net Assets(D)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(E)(F)
Class A
For the year ended December 31, 2016	$19.70	(0.04)	1.94	1.90	—	(0.16)	(0.16)	$21.44	9.64%	$4,162	2.10%	(0.16)%	67%
For the year ended December 31, 2015	22.52	(0.06)	(1.14)	(1.20)	—	(1.62)	(1.62)	19.70	(5.29)	8,637	1.83	(0.27)	147
For the year ended December 31, 2014	22.82	(0.07)	1.62	1.55	(0.02)	(1.83)	(1.85)	22.52	6.96	9,492	1.74	(0.29)	57
For the year ended December 31, 2013	18.34	(0.10)	6.01	5.91	—	(1.43)	(1.43)	22.82	32.43	6,836	1.77	(0.45)	72
For the year ended December 31, 2012	16.60	0.02	1.93	1.95	(0.02)	(0.19)	(0.21)	18.34	11.73	1,120	1.63	0.10	35
Class C
For the year ended December 31, 2016	$19.06	(0.19)	1.86	1.67	—	(0.16)	(0.16)	$20.57	8.76%	$2,986	2.85%	(0.93)%	67%
For the year ended December 31, 2015	22.00	(0.21)	(1.11)	(1.32)	—	(1.62)	(1.62)	19.06	(5.96)	5,097	2.58	(0.96)	147
For the year ended December 31, 2014	22.49	(0.24)	1.58	1.34	—	(1.83)	(1.83)	22.00	6.17	668	2.49	(1.03)	57
For the year ended December 31, 2013	18.22	(0.26)	5.96	5.70	—	(1.43)	(1.43)	22.49	31.48	494	2.52	(1.19)	72
For the year ended December 31, 2012	16.60	(0.09)	1.90	1.81	—	(0.19)	(0.19)	18.22	10.91	148	2.38	(0.51)	35
Class I
For the year ended December 31, 2016	$19.81	0.02	1.94	1.96	—	(0.16)	(0.16)	$21.61	9.89%	$27,588	1.80%	0.05%	67%
For the year ended December 31, 2015	22.61	(0.01)	(1.13)	(1.14)	(0.04)	(1.62)	(1.66)	19.81	(5.00)	26,186	1.57	(0.03)	147
For the year ended December 31, 2014	22.90	(0.01)	1.62	1.61	(0.07)	(1.83)	(1.90)	22.61	7.21	49,920	1.49	(0.05)	57
For the year ended December 31, 2013	18.36	(0.04)	6.01	5.97	0.00	(G)	(1.43)	(1.43)	22.90	32.76	43,018	1.52	(0.17)	72
For the year ended December 31, 2012	16.60	0.05	1.95	2.00	(0.05)	(0.19)	(0.24)	18.36	12.03	15,978	1.38	0.30	35
Class Y
For the year ended December 31, 2016	$19.80	0.04	1.95	1.99	—	(0.16)	(0.16)	$21.63	10.05%	$16,755	1.70%	0.19%	67%
For the year ended December 31, 2015	22.64	0.02	(1.14)	(1.12)	(0.10)	(1.62)	(1.72)	19.80	(4.91)	15,285	1.44	0.10	147
For the year ended December 31, 2014	22.92	0.03	1.62	1.65	(0.10)	(1.83)	(1.93)	22.64	7.37	17,307	1.34	0.11	57
For the year ended December 31, 2013	18.36	0.00	(G)	6.02	6.02	(0.03)	(1.43)	(1.46)	22.92	32.99	15,468	1.37	0.02	72
For the year ended December 31, 2012	16.60	0.08	1.94	2.02	(0.07)	(0.19)	(0.26)	18.36	12.17	11,572	1.23	0.45	35

(A)	Inception date of the Fund is December 31, 2011. Fund commenced public offering on January 3, 2012.

(B)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

(D)	The Fund invests in short positions and incurs certain expenses and fees in connection therewith. If such expenses and fees had not occurred, the ratios of total expenses to average net assets for the year ended December 31, 2016, would have been 1.51% for Class A, 2.26% for Class C, 1.21% for Class I and 1.11% for Class Y.

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)	In 2016, the Funds changed the methodology for calculating the portfolio turnover rate to better reflect short selling activity. The portfolio turnover rates in the prior years ended in 2015, 2014, 2013 and 2012 would have been 103%, 46%, 64% and 32%, respectively, using this same calculation methodology.

(G)	Amount is less than $0.005.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	69

Financial Long-Short Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Financial Long-Short Fund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(A)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(B)	Net Assets, End of Period (000’s)	Ratio of Total Expenses to Average Net Assets(C)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(D)(E)
Class A
For the year ended December 31, 2016	$18.62	0.03	3.46	3.49	—	—	—	$22.11	18.74%	$10,161	2.00%	0.19%	34%
For the year ended December 31, 2015	19.61	0.00	(F)	(0.92)	(0.92)	(0.07)	—	(0.07)	18.62	(4.67)	10,760	1.85	0.02	63
For the year ended December 31, 2014	18.13	(0.02)	1.50	1.48	—	—	—	19.61	8.16	12,043	1.74	(0.10)	51
For the year ended December 31, 2013	13.24	(0.05)	4.94	4.89	—	—	—	18.13	36.93	17,852	1.70	(0.31)	66
For the year ended December 31, 2012	10.51	0.06	2.74	2.80	(0.07)	—	(0.07)	13.24	26.62	7,862	1.76	0.49	58
Class C
For the year ended December 31, 2016	$17.28	(0.10)	3.17	3.07	—	—	—	$20.35	17.77%	$1,714	2.75%	(0.56)%	34%
For the year ended December 31, 2015	18.26	(0.13)	(0.85)	(0.98)	—	—	—	17.28	(5.37)	1,845	2.60	(0.75)	63
For the year ended December 31, 2014	17.00	(0.15)	1.41	1.26	—	—	—	18.26	7.41	2,233	2.49	(0.86)	51
For the year ended December 31, 2013	12.51	(0.17)	4.66	4.49	—	—	—	17.00	35.89	2,958	2.45	(1.06)	66
For the year ended December 31, 2012	9.96	(0.02)	2.57	2.55	—	—	—	12.51	25.60	820	2.51	(0.20)	58
Class I
For the year ended December 31, 2016	$18.59	0.09	3.46	3.55	—	—	—	$22.14	19.10%	$20,518	1.71%	0.50%	34%
For the year ended December 31, 2015	19.57	0.05	(0.91)	(0.86)	(0.12)	—	(0.12)	18.59	(4.40)	14,812	1.58	0.24	63
For the year ended December 31, 2014	18.10	0.02	1.50	1.52	(0.05)	—	(0.05)	19.57	8.42	15,310	1.49	0.12	51
For the year ended December 31, 2013	13.18	(0.02)	4.94	4.92	—	—	—	18.10	37.33	10,817	1.45	(0.12)	66
For the year ended December 31, 2012	10.47	0.10	2.72	2.82	(0.11)	—	(0.11)	13.18	26.94	3,931	1.51	0.85	58

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	The Fund invests in short positions and incurs certain expenses and fees in connection therewith. If such expenses and fees had not occurred, the ratios of total expenses to average net assets for the period ended December 31, 2016, would have been 1.51% for Class A, 2.26% for Class C and 1.22% for Class I.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	In 2016, the Funds changed the methodology for calculating the portfolio turnover rate to better reflect short selling activity. The portfolio turnover rates in the prior years ended in 2015, 2014, 2013 and 2012 would have been 49%, 43%, 59% and 53%, respectively, using this same calculation methodology.

(F)	Amount is less than $0.005.

70	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Short Duration Total Return Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Total Return Fund(A)	Net Asset Value, Beginning of Period	Net Investment Income(B)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(C)(D)	Net Assets, End of Period (000’s)	Ratio of Total Expenses to Average Net Assets(E)	Ratio of Net Investment Income to Average Net Assets(E)	Portfolio Turnover Rate(D)(F)
Class A
For the period ended December 31, 2016	$10.00	0.09	0.03	0.12	(0.08)	—	(0.08)	$10.04	1.19%	$222	0.83%	1.12%	19%
Class I
For the period ended December 31, 2016	$10.00	0.10	0.03	0.13	(0.10)	—	(0.10)	$10.03	1.26%	$14,707	0.53%	1.32%	19%
Class Y
For the period ended December 31, 2016	$10.00	0.11	0.02	0.13	(0.10)	—	(0.10)	$10.03	1.29%	$182,527	0.44%	1.25%	19%

(A)	Inception date of the Fund is July 5, 2016. The Fund commenced operations on July 5, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	71

Core Bond Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund(A)	Net Asset Value, Beginning of Period	Net Investment Income(B)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(C)(D)	Net Assets, End of Period (000’s)	Ratio of Total Expenses to Average Net Assets(E)	Ratio of Net Investment Income to Average Net Assets(E)	Portfolio Turnover Rate(D)(F)
Class A
For the period ended December 31, 2016	$10.00	0.07	(0.28)	(0.21)	(0.09)	—	(0.09)	$9.70	(2.28)%	$2,183	0.78%	0.87%	8%
Class I
For the period ended December 31, 2016	$10.00	0.09	(0.30)	(0.21)	(0.09)	—	(0.09)	$9.70	(2.14)%	$8,033	0.49%	1.02%	8%
Class Y
For the period ended December 31, 2016	$10.00	0.09	(0.30)	(0.21)	(0.09)	—	(0.09)	$9.70	(2.11)%	$29,468	0.39%	1.00%	8%

(A)	Inception date of the Fund is July 5, 2016. The Fund commenced operations on July 5 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

72	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Corporate Credit Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Corporate Credit Fund	Net asset Value, Beginning of Period	Net Investment Income(A)	Net realized and Unrealized Gains (Losses) on Investments		Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(B)	Net Assets, End of Period (000’s)	Ratio of Total expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(C)
Class A
For the year ended December 31, 2016	$10.53	0.63	0.60		1.23	(0.62)	(0.01)	(0.63)	$11.13	11.94%	$71,075	0.93%	5.72%	119%
For the year ended December 31, 2015	10.94	0.58	(0.44)		0.14	(0.55)	—	(0.55)	10.53	1.19	44,354	0.95	5.24	48
For the year ended December 31, 2014	11.19	0.51	(0.28)		0.23	(0.48)	—	(0.48)	10.94	2.10	31,282	1.00	4.52	56
For the year ended December 31, 2013	11.18	0.56	0.00	(D)	0.56	(0.55)	—	(0.55)	11.19	5.13	39,801	1.02	5.00	60
For the year ended December 31, 2012	10.79	0.62	0.39		1.01	(0.62)	—	(0.62)	11.18	9.55	44,374	1.02	5.57	33
Class C
For the year ended December 31, 2016	$10.51	0.54	0.60		1.14	(0.55)	(0.01)	(0.56)	$11.09	11.06%	$29,607	1.68%	4.98%	119%
For the year ended December 31, 2015	10.92	0.49	(0.43)		0.06	(0.47)	—	(0.47)	10.51	0.44	23,649	1.70	4.47	48
For the year ended December 31, 2014	11.17	0.42	(0.27)		0.15	(0.40)	—	(0.40)	10.92	1.37	24,088	1.75	3.80	56
For the year ended December 31, 2013	11.17	0.47	0.00	(D)	0.47	(0.47)	—	(0.47)	11.17	4.26	26,126	1.77	4.25	60
For the year ended December 31, 2012	10.78	0.53	0.40		0.93	(0.54)	—	(0.54)	11.17	8.76	27,801	1.77	4.81	33
Class I
For the year ended December 31, 2016	$10.50	0.66	0.59		1.25	(0.65)	(0.01)	(0.66)	$11.09	12.21%	$411,465	0.64%	6.00%	119%
For the year ended December 31, 2015	10.91	0.60	(0.43)		0.17	(0.58)	—	(0.58)	10.50	1.49	247,522	0.75	5.51	48
For the year ended December 31, 2014	11.16	0.54	(0.27)		0.27	(0.52)	—	(0.52)	10.91	2.38	148,737	0.77	4.82	56
For the year ended December 31, 2013	11.16	0.58	0.00	(D)	0.58	(0.58)	—	(0.58)	11.16	5.30	117,009	0.77	5.24	60
For the year ended December 31, 2012	10.77	0.64	0.40		1.04	(0.65)	—	(0.65)	11.16	9.83	103,738	0.73	5.81	33
Class Y(E)
For the year ended December 31, 2016	$10.50	0.67	0.59		1.26	(0.66)	(0.01)	(0.67)	$11.09	12.34%	$21,310	0.54%	6.33%	119%
For the year ended December 31, 2015	10.91	0.62	(0.44)		0.18	(0.59)	—	(0.59)	10.50	1.60	18,013	0.56	5.62	48
For the year ended December 31, 2014	11.16	0.55	(0.27)		0.28	(0.53)	—	(0.53)	10.91	2.54	15,831	0.60	4.96	56
For the year ended December 31, 2013	11.15	0.60	0.00	(D)	0.60	(0.59)	—	(0.59)	11.16	5.55	3,927	0.62	5.35	60
For the year ended December 31, 2012	10.77	0.66	0.38		1.04	(0.66)	—	(0.66)	11.15	9.90	2,515	0.62	5.95	33

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Amount is less than $0.005.

(E)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012. See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM	73

High Yield Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

High Yield Fund(A)	Net Asset Value, Beginning of Period	Net Investment Income(B)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(C)	Net Assets, End of Period (000’s)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(D)
Class A
For the year ended December 31, 2016	$10.14	0.70	0.71	1.41	(0.66)	(0.24)	(0.90)	$10.65	14.29%	$185	0.99%	6.51%	123%
Class I
For the year ended December 31, 2016	$10.14	0.73	0.71	1.44	(0.69)	(0.24)	(0.93)	$10.65	14.62%	$23,989	0.70%	6.80%	123%
Class Y
For the year ended December 31, 2016	$10.14	0.74	0.71	1.45	(0.70)	(0.24)	(0.94)	$10.65	14.73%	$7,752	0.60%	7.07%	123%

(A)	Inception date of the Fund is December 31, 2015. The Fund commenced operations on January 4, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

74	DIAMOND HILL FUNDS	|	PROSPECTUS	|	APRIL 7, 2017	|	DIAMOND-HILL.COM

Investment Adviser

Diamond Hill Capital Management, Inc.

325 John H. McConnell Boulevard, Suite 200

Columbus, Ohio 43215

Custodian

State Street Bank and Trust Company

200 Clarendon Street

16th Floor

Boston, MA 02116

Independent Registered Public Accounting Firm

Ernst & Young LLP

1900 Scripps Center

312 Walnut Street

Cincinnati, Ohio 45202

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

Diamond Hill Funds

Toll Free 888-226-5595

To Learn More

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on fund policies and operations. Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders. The funds’ annual report contains management’s discussion of market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year.

Call the funds at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business to request free copies of the SAI and the funds’ annual and semi-annual reports, to request other information about the funds and to make shareholder inquiries. On days when the NYSE closes early, the call center hours will be reduced accordingly.

The funds’ SAI, annual and semi-annual reports to shareholders are also available, free of charge, on the funds’ Internet site at www.diamond-hill.com.

You may review and copy information about the funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 202-551-8090 for room hours and operation. You may also obtain reports and other information about the funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1090.

Investment Company Act #811-8061

STATPRO 040717

Statement of Additional Information

April 7, 2017

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill All Cap Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Short Duration Total Return Fund

Diamond Hill Core Bond Fund

Diamond Hill Corporate Credit Fund

Diamond Hill High Yield Fund

(Each a Fund or Series of Diamond Hill Funds)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated April 7, 2017. This SAI incorporates by reference the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2016 (“Annual Report”). A free copy of the Prospectuses or the Annual Report can be obtained by writing the Transfer Agent at P.O. Box 46707, Cincinnati, OH 45246 or by calling 1-888-226-5595. You may also obtain a copy of the Prospectuses or the Annual Report by visiting www.diamond-hill.com.

	Class A	Class C	Class I	Class Y
Diamond Hill Small Cap Fund	DHSCX	DHSMX	DHSIX	DHSYX
Diamond Hill Small-Mid Cap Fund	DHMAX	DHMCX	DHMIX	DHMYX
Diamond Hill Mid Cap Fund	DHPAX	N/A	DHPIX	DHPYX
Diamond Hill Large Cap Fund	DHLAX	DHLCX	DHLRX	DHLYX
Diamond Hill All Cap Select Fund	DHTAX	DHTCX	DHLTX	DHTYX
Diamond Hill Long-Short Fund	DIAMX	DHFCX	DHLSX	DIAYX
Diamond Hill Research Opportunities Fund	DHROX	DROCX	DROIX	DROYX
Diamond Hill Financial Long-Short Fund	BANCX	BSGCX	DHFSX	N/A
Diamond Hill Short Duration Total Return Fund	DHEAX	N/A	DHEIX	DHEYX
Diamond Hill Core Bond Fund	DHRAX	N/A	DHRIX	DHRYX
Diamond Hill Corporate Credit Fund	DSIAX	DSICX	DHSTX	DSIYX
Diamond Hill High Yield Fund	DHHAX	N/A	DHHIX	DHHYX

DESCRIPTION OF THE TRUST

Diamond Hill Funds (the “Trust”) currently offers twelve series of shares, Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill All Cap Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund, Diamond Hill Short Duration Total Return Fund, Diamond Hill Core Bond Fund, Diamond Hill Corporate Credit Fund, and Diamond Hill High Yield Fund (individually a “Fund” and collectively the “Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 14, 1997, as amended and restated May 28, 1997, August 21, 2012 and further amended on November 21, 2013, August 20, 2015, November 19, 2015, May 26, 2016, and February 16, 2017 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value (the “Shares”). Each of the Funds is diversified, as defined in the 1940 Act.

On February 28, 2016, the Diamond Hill Strategic Income Fund changed its name to the Diamond Hill Corporate Credit Fund.

On February 28, 2017, the Diamond Hill Select Fund changed its name to the Diamond Hill All Cap Select Fund.

In December 2015, the partners of the Diamond Hill High Yield Fund, LP (the “High Yield Partnership”) approved the conversion of the High Yield Partnership into the Diamond Hill High Yield Fund, a series of the Trust on January 4, 2016. The Fund is a successor to the High Yield Partnership and has substantially the same investment objectives and strategies as did the High Yield Partnership. The Fund also has the same portfolio management team as the High Yield Partnership.

On November 17, 2011, the partners of Diamond Hill Research Partners, L.P. (the “Research Partnership”) approved the conversion of the Research Partnership into Diamond Hill Research Opportunities Fund, a series of the Trust on January 2, 2012. The Fund is a successor to the Research Partnership and has substantially the same investment objectives and strategies as did the Research Partnership. The Fund is co-managed by a team of research analysts, many of whom managed the Research Partnership.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Trust, on behalf of the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to these Funds’ operation. Accordingly, these Funds are not subject to registration or regulation as a commodity pool operator.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of a Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund’s shareholders.

The differing sales charges and other expenses applicable to the different classes of a Fund’s shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

Investment Practices

The following discusses the types of investments that can be held by the Diamond Hill Funds. In each case, the related types of risk are also listed. Below the list is an explanation of each type of risk.

Fund Name	Fund Code
Diamond Hill Small Cap Fund	SC
Diamond Hill Small-Mid Cap Fund	SMID
Diamond Hill Mid Cap Fund	MC
Diamond Hill Large Cap Fund	LC
Diamond Hill All Cap Select Fund	SL
Diamond Hill Long-Short Fund	LS
Diamond Hill Research Opportunities Fund	RO
Diamond Hill Financial Long-Short Fund	F-LS
Diamond Hill Short Duration Total Return Fund	SDTR
Diamond Hill Core Bond Fund	CB
Diamond Hill Corporate Credit Fund	CC
Diamond Hill High Yield Fund	HY

Instrument	Funds	Section
Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments. Risk Type: Credit, Fixed Income, Liquidity, Market, Political, Prepayment, Valuation	RO, SDTR, CB, CC, HY	Mortgage-Related Securities

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables or other securities backed by other types of receivables or other assets. Risk Type: Credit, Fixed Income, Liquidity, Market, Political, Prepayment, Valuation	RO, SDTR, CB, CC, HY	Asset-Backed Securities

Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies. Risk Type: Credit, Fixed Income, Liquidity, Market	SDTR, CB	Auction Rate Securities

Instrument	Funds	Section
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit are negotiable certificates issued by a bank for a specified period of time and earning a specified return. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Risk Type: Credit, Currency, Fixed Income, Liquidity, Market, Political	RO, SDTR, CB, CC, HY	Bank Obligations

Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Risk Type: Credit, Fixed Income, Market	All Funds	Borrowings

Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Risk Type: Credit, Fixed Income, Foreign Investment, Market, Political	SDTR, CB	Foreign Investments

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options. Risk Type: Credit, Leverage, Liquidity, Management, Market	All Funds	Options and Futures Transactions

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months. Risk Type: Credit, Fixed Income, Liquidity, Market, Political, Valuation	RO, SDTR, CB, CC, HY	Commercial Paper

Convertible Securities: Bonds or preferred stock that can convert to common stock including contingent convertible securities. Risk Type: Credit, Currency, Fixed Income, Liquidity, Market, Political, Valuation	RO, SDTR, CB, CC, HY	Fixed Income Securities

Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers. Risk Type: Credit, Currency, Fixed Income, Liquidity, Market, Political, Prepayment, Valuation	All Funds	Fixed Income Securities

Credit Default Swaps (CDSs): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate. Risk Type: Credit, Currency, Fixed Income, Leverage, Liquidity, Management, Market, Political, Valuation	SDTR, CB	Swaps and Related Swap Products

Instrument	Funds	Section
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts. Risk Type: Credit, Liquidity, Market	SDTR, CB	Custodial Receipts

Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund. Risk Type: Liquidity, Management, Market	SDTR, CB	Demand Features

Domestic Equity Securities: A Fund may invest in equity securities issued by domestic corporations consisting of common and preferred stocks, rights and warrants. Equity securities may also include S&P Depositary Receipts (SPDRs) and other similar instruments. Risk Type: Equity Market, Small and Mid Cap Company	SC, SMID, MC, LC, SL, LS, RO, F-LS, CC, HY	Domestic Equity Securities

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid developments. Risk Type: Foreign Investment	RO, SDTR, CB, CC, HY	Foreign Investments

Exchange Traded Funds (ETFs): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (SPDRs) and NASDAQ 100s. Risk Type: Investment Company, Market	All Funds	Investment Company Securities

Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs) and American Depositary Securities. Risk Type: Foreign Investment, Liquidity, Market, Political, Prepayment	All Funds	Foreign Investments

High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Fund’s adviser to be of comparable quality. High yield, high risk securities (also known as junk bonds) which are considered to be speculative. Risk Type: Credit, Fixed Income, High Yield Securities, Liquidity, Market, Political, Portfolio Quality, Valuation	RO, SDTR, CB, CC, HY	Fixed Income Securities

Illiquid Securities: An investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the fund. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. Risk Type: Liquidity, Market	All Funds	Private Placements, Restricted Securities and Other Unregistered Securities

Instrument	Funds	Section
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers. Risk Type: Credit, Currency, Fixed Income, Political	RO, SDTR, CB, CC, HY	Fixed Income Securities

Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed. Risk Type: Credit, Leverage, Market	SDTR, CB	Inverse Floaters and Interest Rate Caps

Investment Company Securities: Shares of other investment companies. The adviser may waive certain fees to the extent required by law. Risk Type: Investment Company, Market	All Funds	Investment Company Securities

Loans: Fixed and floating rate instruments, including senior floating rate loans and secured and unsecured loans, second lien or more junior loans, and bridge loans or bridge facilities. Risk Type: Credit, Extension, Fixed Income, Foreign Investment, Liquidity, Market, Political, Prepayment	SDTR, CB, CC, HY	Loans

Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries. Risk Type: Credit, Extension, Fixed Income, Foreign Investment, Liquidity, Market, Political, Prepayment	SDTR, CB, CC, HY	Loans

Master Limited Partnerships (MLPs): Passive investment vehicles in which 80% to 90% of operating profits and losses are usually passed through the ownership structure to the limited partners. Risk Type: Interest Rate Risk	All Funds	Master Limited Partnerships

Mortgages (Directly Held): Debt instruments secured by real property. Risk Type: Credit, Environmental, Extension, Fixed Income, Liquidity, Market, Natural Event, Political, Prepayment, Valuation	SDTR, CB	Mortgage-Related Securities

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs) and other asset-backed structures. Risk Type: Credit, Extension, Fixed Income, Leverage, Liquidity, Market, Political, Prepayment, Tax, Valuation	RO, SDTR, CB, CC, HY	Mortgage-Related Securities

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date. Risk Type: Extension, Fixed Income, Leverage, Liquidity, Market, Political, Prepayment	SDTR, CB	Mortgage-Related Securities

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds. Risk Type: Credit, Fixed Income, Market, Natural Event, Political, Prepayment, Tax	RO, SDTR, CB, CC, HY	Municipal Securities

Instrument	Funds	Section
New Financial Products: New options and other financial products continue to be developed and a Fund may invest in such options and products. Risk Type: Credit, Liquidity, Management, Market	SDTR, CB	New Financial Products

Obligations of Supranational Agencies: Obligations of agencies which are chartered to promote economic development and are supported by various governments and governmental agencies. Risk Type: Credit, Foreign Investment, Liquidity, Political, Valuation	SDTR, CB	Foreign Investments

Options Transactions: A Fund may purchase and sell exchange traded and over-the-counter put and call options on securities, indexes of securities and interest rate swaps. Risk Type: Credit, Leverage, Liquidity, Management, Market	All Funds	Options and Futures Transactions

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities. Risk Type: Liquidity, Market, Valuation	All Funds	Private Placements, Restricted Securities and Other Unregistered Securities

Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate-related loans or interest. Risk Type: Credit, Fixed Income, Liquidity, Management, Market, Political, Prepayment, Tax, Valuation	All Funds	Real Estate Investment Trusts

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan. Risk Type: Credit, Liquidity, Market	All Funds	Repurchase Agreements

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund. Risk Type: Credit, Leverage, Market	SDTR, CB	Reverse Repurchase Agreements

Securities Issued in Connection with Reorganization and Corporate Restructuring: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. Risk Type: Market	SDTR, CB, CC, HY	Securities Issued in Connection with Reorganization and Corporate Restructuring

Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs). Risk Type: Credit, Liquidity, Market	RO, SDTR, CB, CC, HY	Short-Term Funding Agreements

Short Sales: Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. Risk Type: Short Sale Risk	LS, RO, F-LS, CC, HY	Short Sales

Instrument	Funds	Section
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. Risk Type: Credit, Foreign Investment, Liquidity, Political, Valuation	SDTR, CB	Foreign Investments

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (IO) and Principal-Only (PO) securities issued outside a Real Estate Mortgage Investment Conduit (REMIC) or CMO structure. Risk Type: Credit, Liquidity, Market, Political, Prepayment, Valuation	RO, SDTR, CB, CC, HY	Mortgage-Related Securities

Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. Risk Type: Credit, Foreign Investment, Liquidity, Management, Market, Valuation	RO, SDTR, CB, CC, HY	Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors. Risk Type: Credit, Currency, Fixed Income, Leverage, Liquidity, Management, Market, Political, Valuation	SDTR, CB	Swaps and Related Swap Products

Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. Risk Type: Credit, Liquidity, Market	SDTR, CB	Synthetic Variable Rate Instruments

Temporary Strategies: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes. Risk Type: Credit, Fixed Income, Liquidity, Market	All Funds	Temporary Strategies

Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments. Risk Type: Credit, Currency, Fixed Income, Liquidity, Market, Political, Valuation	SDTR, CB	Trust Preferred Securities

U.S. Government Agency Securities: Securities issued or guaranteed by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, CMOs and REMICs. It also includes securities of non-mortgage-related agencies such as TVA and SBA. Risk Type: Credit, Fixed Income, Government Securities, Market	RO, SDTR, CB, CC, HY	Mortgage-Related Securities

Instrument	Funds	Section
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (STRIPS) and Coupons Under Book Entry Safekeeping (CUBES). Risk Type: Fixed Income, Market	RO, SDTR, CB, CC, HY	US Government Obligations

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term. Risk Type: Credit, Liquidity, Market, Valuation	RO, SDTR, CB, CC, HY	Variable and Floating Rate Instruments

When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date. Risk Type: Credit, Leverage, Liquidity, Market, Valuation	SDTR, CB, CC, HY	When-Issued, Delayed Delivery Securities and Forward Commitments

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities. Risk Type: Credit, Fixed Income, Liquidity, Market, Political, Valuation, Zero-Coupon Securities	SDTR, CB, CC, HY	Zero Coupon, Pay-in-Kind and Deferred Payment Securities

Explanation of Risk Types:

•	Credit risk: The risk that a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

•	Domestic equity market risk: Factors such as domestic equity growth and market conditions, interest rate levels, and political events may affect the securities markets.

•	Environmental risk: The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

•	Extension risk: The risk that a rise in interest rates will extend the life of a security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

•	Fixed income risk: The risk that a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

•	Foreign investment risk: The risk associated with higher transaction costs, delayed settlements, adverse economic developments, and exchange rate volatility. These risks are increased in emerging markets.

•

Government securities risk: U.S. government securities are subject to market risk, fixed income risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Circumstances could arise that would prevent the payment of interest or principal. Securities issued or guaranteed by certain U.S. government-related organizations are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support.

•	High yield securities risk: High yield, high risk securities (also known as junk bonds) are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and a potential lack of a secondary or public market for securities.

•	Interest rate risk: MLPs are subject to the risk that the securities could lose value because of interest rate changes. MLPs’ investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising.

•	Investment company risk: If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

•	Leverage risk: The risk that gains or losses will be disproportionately higher than the amount invested.

•	Liquidity risk: The risk that the holder may not be able to sell the security at the time or price it desires.

•	Management risk: The risk that a strategy used by a Fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

•	Market risk: The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systemic risk is common to all investments and the mutual funds that purchase them.

•	Natural event risk: The risk that a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

•	Political risk: The risk that governmental policies or other political actions will negatively impact the value of the investment.

•	Portfolio quality risk: The risks associated with below investment grade securities including greater risk of default, greater sensitivity to interest rates and economic changes, potential valuation difficulties, and sudden and unexpected changes in credit quality.

•	Prepayment risk: The risk that declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

•	Short sale risk: A Fund’s gain is limited to the amount at which it sold a security short, but its potential loss is not limited.

•	Small and mid cap company risk: Investments in small cap and mid cap companies may be risker than investments in larger, more established companies.

•	Tax risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

•	Valuation risk: The risk that the estimated value of a security does not match the actual amount that can be realized if the security is sold.

•	Zero-Coupon securities risk: The market value of these securities are generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. Actions required by federal income tax law may reduce the assets to which a Fund’s expenses could otherwise be allocated and may reduce a Fund’s rate of return.

Asset-Backed Securities

Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets, including collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. Such assets are generally securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of these securities may be illiquid.

Asset-backed securities are generally subject to the risks of the underlying assets. In addition, asset-backed securities, in general, are subject to certain additional risks including depreciation, damage or loss of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In addition, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Auction Rate Securities

Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. For more information on risks associated with municipal securities, see “Municipal Securities” below.

Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the closed-end fund on the securities in its portfolio and distributed to holders of the preferred securities. However, such designation may be made only if the closed-end fund treats preferred securities as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”).

A Fund’s investment in auction rate preferred securities of closed-end funds is subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed under the 1940 Act. Except as permitted by rule or exemptive order (see “Investment Company Securities” below for more information), a Fund is generally prohibited from acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of a Fund’s total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Fund.

Bank Obligations

Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.

“Bankers’ Acceptances” are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances invested in by a Fund will be those guaranteed by domestic and foreign banks and savings and loan associations having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

“Certificates of Deposit” are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, and in certificates of deposit of domestic savings and loan associations the deposits of which are insured by the Federal Deposit Insurance Corporation if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion.

A Fund may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. A Fund may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in foreign currencies (see “Foreign Investments” herein).

“Time Deposits” are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. A Fund utilizes demand deposits in connection with its day-to-day operations. Time deposits will be maintained only at banks or savings and loan associations from which the Fund could purchase certificates of deposit.

Borrowings

A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If a Fund utilizes borrowings, for investment purposes or otherwise, it may pledge up to 33  1⁄3% of its total assets to secure such borrowings. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Certain types of investments are considered to be borrowings under precedents issued by the Securities and Exchange Commission (“SEC”). Such investments are subject to the limitations as well as asset segregation requirements.

Commercial Paper

Commercial paper is defined as short-term obligations, generally with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations. See “Variable and Floating Rate Instruments” below.

Certain Funds may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. See “Risk Factors of Foreign Investments” below.

Custodial Receipts

A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered U.S. government securities and are not backed by the full faith and credit of the U.S. government. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

Demand Features

A Fund may acquire securities that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. Applicable Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. Demand Features provided by foreign banks involve certain risks associated with foreign investments. See “Foreign Investments” for more information on these risks.

Under a “stand-by commitment,” a dealer would agree to purchase, at a Fund’s option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options.

The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemption requests and remain as fully invested as possible.

Domestic Equity Securities

Equity securities consist of common and preferred stocks, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Preferred stock is a class of ownership in a corporation that has a higher claim on the assets and earnings than common stock. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Equity securities include S&P Depositary Receipts (“SPDRs”) and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.

A Fund may invest in foreign equity securities by purchasing American Depositary Receipts (“ADRs”). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that a Fund does invest in ADRs, such investments may be subject to special risks. See “Foreign Investments” section for additional information.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund’s portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

At times, a portion of a Fund may be invested in companies with short operating histories (“new issuers”) and in initial public offerings (“IPOs”), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent a Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalization companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.

Fixed Income Securities

Below Investment Grade Securities. Securities that were rated investment grade at the time of purchase may subsequently be rated below investment grade (BB+ or lower by Standard & Poor’s Corporation (“S&P”) and Bal or lower by Moody’s Investors Service, Inc. (“Moody’s”)). Certain Funds that do not invest in below investment grade securities as a main investment strategy may nonetheless continue to hold such securities if the Adviser believes it is advantageous for the Fund to do so. The high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities also can change suddenly and unexpectedly.

Corporate Debt Securities. Each Fund may invest in debt securities of corporate issuers. In addition to corporate bonds, each Fund may invest in debt securities such as trust preferred securities, convertible securities, preferred convertible securities, contingent convertible securities, preferred stock, equity securities, U.S. Government and Agency securities and mortgage or asset-backed securities. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. For example, higher ranking (senior) debt securities have a higher repayment priority than lower ranking (subordinated) debt securities. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

High Yield/High Risk Securities/Junk Bonds. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s) or unrated but determined by the Fund’s Adviser to be of comparable quality. Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund’s investments in lower rated securities.

Inflation-Linked Debt Securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. See also “Foreign Investments.” Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.

Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation- related bonds exist which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonally adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.

Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Convertible Securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.

A Fund may invest in contingent securities structured as contingent convertible securities also known as CoCos. Contingent convertible securities are typically issued by non-U.S. banks and are designed to behave like bonds in times of economic health yet absorb losses when a pre-determined trigger event occurs. A contingent convertible security is a hybrid debt security either convertible into equity at a predetermined share price or written down in value based on the specific terms of the individual security if a pre-specified trigger event occurs (the “Trigger Event”). Unlike traditional convertible securities, the conversion of a contingent convertible security from debt to equity is “contingent” and will occur only in the case of a Trigger Event. Trigger Events vary by instrument and are defined by the documents governing the contingent convertible security. Such Trigger Events may include a decline in the issuer’s capital below a specified threshold level, increase in the issuer’s risk weighted assets, the share price of the issuer falling to a particular level for a certain period of time and certain regulatory events.

Contingent convertible securities are subject to the credit, interest rate, high yield security, foreign security and markets risks associated with bonds and equities, and to the risks specific to convertible securities in general. Contingent convertible securities are also subject to additional risks specific to their structure including conversion risk. Because Trigger Events are not consistently defined among contingent convertible securities, this risk is greater for contingent convertible securities that are issued by banks with capital ratios close to the level specified in the Trigger Event.

In addition, coupon payments on contingent convertible securities are discretionary and may be cancelled by the issuer at any point, for any reason, and for any length of time. The discretionary cancellation of payments is not an event of default and there are no remedies to require re-instatement of coupon payments or payment of any past missed payments. Coupon payments may also be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves. Due to uncertainty surrounding coupon payments, contingent convertible securities may be volatile and their price may decline rapidly in the event that coupon payments are suspended.

Contingent convertible securities typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure. In certain scenarios, investors in contingent convertible securities may suffer a loss of capital ahead of equity holders or when equity holders do not. Contingent convertible securities are also subject to extension risk. Contingent convertible securities are perpetual instruments and may only be callable at pre- determined dates upon approval of the applicable regulatory authority. There is no guarantee that a Fund will receive return of principal on contingent convertible securities.

Convertible contingent securities are a newer form of instrument and the regulatory environment for these instruments continues to evolve. Because the market for contingent convertible securities is evolving, it is uncertain how the larger market for contingent convertible securities would react to a Trigger Event or coupon suspension applicable to a single issuer.

The value of contingent convertible securities is unpredictable and will be influenced by many factors such as:

(i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for contingent convertible securities; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Foreign Investments

The Research Opportunities Fund, the Short Duration Total Return Fund, the Core Bond Fund, the Corporate Credit Fund, and the High Yield Fund may invest directly in certain obligations or securities of foreign issuers. Possible investments include U.S. dollar-denominated debt securities (e.g., bonds and commercial paper)

of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts (“ADRs”), and European Depositary Receipts (“EDRs”). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs.

The Small Cap Fund, the Small-Mid Cap Fund, the Mid Cap Fund, the Large Cap Fund, the All Cap Select Fund, the Long-Short Fund, and the Financial Long-Short Fund may only invest in foreign equities by purchasing ADRs. To the extent that a Fund does invest in ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.

The Funds may only invest in U.S. dollar-denominated securities.

Limitations on the Use of Foreign Investments. Investments in all types of foreign obligations or securities will not exceed 20% of the net assets of the Research Opportunities Fund and 25% of the net assets of the Corporate Credit Fund and the High Yield Fund.

Risk Factors of Foreign Investments. The following is a summary of certain risks associated with foreign investments:

Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, sanctions or other measures by the United States or other governments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies.

Brady Bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative and subject to the same risks as emerging market securities. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter (“OTC”) secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating rate bonds, are generally collateralized by U.S. Treasury securities.

Obligations of Supranational Entities. Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

Emerging Market Securities. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of the foreign exchanges and broker-dealers; (iv) the seizure or confiscation by local governments of securities held by foreign investors, and the possible suspension or limiting by local governments of an issuer’s ability to make dividend or interest payments; (v) limiting or entirely restricting repatriation of invested capital, profits, and dividends by local governments; (vi) possible local taxation of capital gains, including on a retroactive basis; (vii) the attempt by issuers facing restrictions on dollar or euro payments imposed by local governments to make dividend or interest payments to foreign investors in the local currency; (viii) difficulty in enforcing legal claims related to the securities and/or local judges favoring the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments being paid in the local currency; (x) greater difficulty in determining market valuations of the securities due to limited public information regarding the issuer, and (xi) difficulty of ascertaining the financial health of an issuer due to lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or to a specific class of securities, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

Many developing countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

A Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remains uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities, in the Fund deeming those securities to be illiquid, or, if the Fund has entered into a contract to sell the securities, in possible liability to the purchaser.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total gross domestic product (“GDP”). These foreign obligations have become the subject of political debate and have served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Sovereign Obligations. Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Inverse Floaters and Interest Rate Caps

Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates and will be more volatile in response to interest rate changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure.

Investment Company Securities

A Fund may invest in securities issued by other investment companies, including another Diamond Hill Fund. Such securities will be acquired by a Fund to the extent permitted by the 1940 Act and consistent with its investment objective and strategies. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including management fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. To the extent a Fund invests in an underlying Diamond Hill Fund, because the Adviser provides services to and receives fees from the underlying fund, a Fund’s investment in the underlying fund benefits the Adviser. In addition, the Fund may hold a significant percentage of the shares of the underlying fund. As a result, the Fund’s investment in an underlying fund may create a conflict of interest. To the extent a Fund invests in an underlying Diamond Hill Fund, the Adviser has contractually agreed to waive the Fund’s fees in the pro rata amount of the management fee charged by the underlying Diamond Hill Fund.

Each Fund may also invest in various exchange traded funds (“ETFs”) and closed-end funds, subject to the Fund’s investment objective, policies and strategies. Closed-end investment companies are a type of investment company the shares of which are not redeemable by the issuing investment company. The value of the shares is set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the closed-end investment company. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.

Closed-end investment companies may trade infrequently, with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. Closed-end funds may trade at a premium or discount which means that the price in the secondary market may be higher or lower than the calculated net asset value.

Closed-end investment companies may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on the Fund’s investment, but at the same time the closed-end fund may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Closed-end funds in which a Fund invests may issue auction preferred shares (“APS”). The dividend rate for the APS normally is set through an auction process. In the auction, holders of APS may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase additional APS. The auction also provides liquidity for the sale of APS. A Fund may not be able to sell its APS at an auction if the auction fails. An auction fails if there are more APS offered for sale than there are buyers. A closed-end fund may not be obligated to purchase APS in an auction or otherwise, nor may the closed-end fund be required to redeem APS in the event of a failed auction. As a result, the Fund’s investment in APS may be illiquid. In addition, if a Fund buys APS or elects to retain APS without specifying a dividend rate below which it would not wish to buy or continue to hold those APS, a Fund could receive a lower rate of return on its APS than the market rate.

The price movement of an ETF may not track the underlying index and may result in a loss. Both ETFs and closed-end funds, like stocks, trade on exchanges such as the NYSE. Both are priced continuously and trade throughout the day.

Loans

Loans may include senior floating rate loans (“Senior Loans”) and secured and unsecured loans, second lien or more junior loans (“Junior Loans”) and bridge loans or bridge facilities (“Bridge Loans”). Loans are typically arranged through private negotiations between borrowers in the U.S. or in foreign or emerging markets which may be corporate issuers or issuers of sovereign debt obligations (“Obligors”) and one or more financial institutions and other lenders (“Lenders”). Generally, a Fund invests in Loans by purchasing assignments of all or a portion of Loans (“Assignments”) or Loan participations (“Participations”) from third parties.

A Fund has direct rights against the Obligor on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. With respect to Participations, typically, a Fund will have a contractual relationship only with the Lender and not with the Obligor. The agreement governing Participations may limit the rights of a Fund to vote on certain changes which may be made to the Loan agreement, such as waiving a breach of a covenant. However, the holder of a Participation will generally have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained.

A Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of Loan investors. The Agent typically administers and enforces the Loan on behalf of the other Loan investors in the syndicate. The Agent’s duties may include responsibility for the collection of principal and interest payments from the Obligor and the apportionment of these payments to the credit of all Loan investors. The Agent is also typically responsible for monitoring compliance with the covenants contained in the Loan agreement based upon reports prepared by the Obligor. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan investors. In the event of a default by the Obligor, it is possible, though unlikely, that the Fund could receive a portion of the borrower’s collateral. If the Fund receives collateral other than cash, any proceeds received from liquidation of such collateral will be available for investment as part of the Fund’s portfolio.

In the process of buying, selling and holding Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys or sells a Loan it may pay a fee. In certain circumstances, a Fund may receive a prepayment penalty fee upon prepayment of a Loan.

Additional Information concerning Senior Loans. Senior Loans typically hold the most senior position in the capital structure of the Obligor, are typically secured with specific collateral and have a claim on the assets and/or stock of the Obligor that is senior to that held by subordinated debtholders and shareholders of the Obligor. Collateral for Senior Loans may include (i) working capital assets, such as accounts receivable and inventory;

(ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and/or (iv) security interests in shares of stock of subsidiaries or affiliates.

Additional Information concerning Junior Loans. Junior Loans include secured and unsecured loans including subordinated loans, second lien and more junior loans, and bridge loans. Second lien and more junior loans (“Junior Lien Loans”) are generally second or further in line in terms of repayment priority. In addition, Junior Lien Loans may have a claim on the same collateral pool as the first lien or other more senior liens or may be secured by a separate set of assets. Junior Loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Additional Information concerning Bridge Loans. Bridge Loans are short-term loan arrangements (e.g., 12 to 18 months) typically made by an Obligor in anticipation of intermediate-term or long-term permanent financing. Most Bridge Loans are structured as floating-rate debt with step-up provisions under which the interest rate on the Bridge Loan rises the longer the Loan remains outstanding. In addition, Bridge Loans commonly contain a conversion feature that allows the Bridge Loan investor to convert its Loan interest to senior exchange notes if the Loan has not been prepaid in full on or prior to its maturity date. Bridge Loans typically are structured as Senior Loans but may be structured as Junior Loans.

Additional Information concerning Unfunded Commitments. Unfunded commitments are contractual obligations pursuant to which the Fund agrees to invest in a Loan at a future date. Typically, the Fund receives a commitment fee for entering into the Unfunded Commitment.

Additional Information concerning Synthetic Letters of Credit. Loans include synthetic letters of credit. In a synthetic letter of credit transaction, the Lender typically creates a special purpose entity or a credit-linked deposit account for the purpose of funding a letter of credit to the borrower. When a Fund invests in a synthetic letter of credit, the Fund is typically paid a rate based on the Lender’s borrowing costs and the terms of the synthetic letter of credit. Synthetic letters of credit are typically structured as Assignments with the Fund acquiring direct rights against the Obligor.

Additional Information concerning Loan Originations. In addition to investing in loan assignments and participations, the Funds may originate Loans in which the Fund would lend money directly to a borrower by investing in limited liability companies or corporations that make loans directly to borrowers. The terms of the Loans are negotiated with borrowers in private transactions. Such Loans would be collateralized, typically with tangible fixed assets such as real property or interests in real property. Such Loans may also include mezzanine loans. Unlike Loans secured by a mortgage on real property, mezzanine loans are collateralized by an equity interest in a special purpose vehicle that owns the real property.

Limitations on Investments in Loan Assignments and Participations. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of an Assignment or Participation for purposes of a Fund’s fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

Risk Factors of Loans. Loans are subject to the risks associated with debt obligations in general including interest rate risk, credit risk and market risk. When a Loan is acquired from a Lender, the risk includes the credit risk associated with the Obligor of the underlying Loan. The Fund may incur additional credit risk when the Fund acquires a participation in a Loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the Loan was acquired. To the extent that Loans involve Obligors in foreign or emerging markets, such Loans are subject to the risks associated with foreign investments or investments in emerging markets in general. The following outlines some of the additional risks associated with Loans.

High Yield Securities Risk. The Loans that a Fund invests in may not be rated by an NRSRO, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. To the extent that such high yield Loans are rated, they typically will be rated below investment grade and are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “High Yield/High Risk Securities/Junk Bonds.” Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably.

Liquidity Risk. Although the Funds limit their investments in illiquid securities to no more than 15% of a Fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid or less liquid. No active trading market may exist for certain Loans and certain Loans may be subject to restrictions on resale or have a limited secondary market. Certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The inability to dispose of certain Loans in a timely fashion or at a favorable price could result in losses to a Fund.

Collateral and Subordination Risk. With respect to Loans that are secured, a Fund is subject to the risk that collateral securing the Loan will decline in value or have no value or that the Fund’s lien is or will become junior in payment to other liens. A decline in value of the collateral, whether as a result of market value declines, bankruptcy proceedings or otherwise, could cause the Loan to be under collateralized or unsecured. In such event, the Fund may have the ability to require that the Obligor pledge additional collateral. The Fund, however, is subject to the risk that the Obligor may not pledge such additional collateral or a sufficient amount of collateral. In some cases, there may be no formal requirement for the Obligor to pledge additional collateral. In addition, collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy an Obligor’s obligation on a Loan. If the Fund were unable to obtain sufficient proceeds upon a liquidation of such assets, this could negatively affect Fund performance.

If an Obligor becomes involved in bankruptcy proceedings, a court may restrict the ability of the Fund to demand immediate repayment of the Loan by Obligor or otherwise liquidate the collateral. A court may also invalidate the Loan or the Fund’s security interest in collateral or subordinate the Fund’s rights under a Senior Loan or Junior Loan to the interest of the Obligor’s other creditors, including unsecured creditors, or cause interest or principal previously paid to be refunded to the Obligor. If a court required interest or principal to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Obligor did not receive fair consideration for granting the security interest in the Loan collateral to a Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Obligor, but were instead paid to other persons (such as shareholders of the Obligor) in an amount which left the Obligor insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in Loan collateral. If the Fund’s security interest in Loan collateral is invalidated or a Senior Loan were subordinated to other debt of an Obligor in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Fund could have to refund interest. Lenders and investors in Loans can be sued by other creditors and shareholders of the Obligors. Losses can be greater than the original Loan amount and occur years after the principal and interest on the Loan have been repaid.

Agent Risk. Selling Lenders, Agents and other entities who may be positioned between a Fund and the Obligor will likely conduct their principal business activities in the banking, finance and financial services industries. Investments in Loans may be more impacted by a single economic, political or regulatory occurrence affecting such industries than other types of investments. Entities engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, government regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally. An Agent, Lender or other entity positioned between a Fund and the Obligor may become insolvent or enter FDIC receivership or bankruptcy.

The Fund might incur certain costs and delays in realizing payment on a Loan or suffer a loss of principal and/ or interest if assets or interests held by the Agent, Lender or other party positioned between the Fund and the Obligor are determined to be subject to the claims of the Agent’s, Lender’s or such other party’s creditors.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make Loans, particularly in connection with highly leveraged transactions, the availability of Loans for investment may be adversely affected. Furthermore, such legislation or regulation could depress the market value of Loans held by the Fund.

Inventory Risk. Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the Adviser’s affiliates in the Loan market may restrict a Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired.

Information Risk. There is typically less publicly available information concerning Loans than other types of fixed income investments. As a result, a Fund generally will be dependent on reports and other information provided by the Obligor, either directly or through an Agent, to evaluate the Obligor’s creditworthiness or to determine the Obligor’s compliance with the covenants and other terms of the Loan Agreement. Such reliance may make investments in Loans more susceptible to fraud than other types of investments. In addition, because the Adviser may wish to invest in the publicly traded securities of an Obligor, it may not have access to material non-public information regarding the Obligor to which other Loan investors have access.

Junior Loan Risk. Junior Loans are subject to the same general risks inherent to any Loan investment. Due to their lower place in the Obligor’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Obligor. Junior Loans that are Bridge Loans generally carry the expectation that the Obligor will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the Bridge Loan investor to increased risk. An Obligor’s use of Bridge Loans also involves the risk that the Obligor may be unable to locate permanent financing to replace the Bridge Loan, which may impair the Obligor’s perceived creditworthiness.

Mezzanine Loan Risk. In addition to the risk factors described above, mezzanine loans are subject to additional risks. Unlike conventional mortgage loans, mezzanine loans are not secured by a mortgage on the underlying real property but rather by a pledge of equity interests (such as a partnership or limited liability company membership) in the property owner or another company in the ownership structures that has control over the property. Such companies are typically structured as special purpose entities. Generally, mezzanine loans may be more highly leveraged than other types of Loans and subordinate in the capital structure of the Obligor. While foreclosure of a mezzanine loan generally takes substantially less time than foreclosure of a traditional mortgage, the holders of a mezzanine loan have different remedies available versus the holder of a first lien mortgage loan. In addition, a sale of the underlying real property would not be unencumbered, and thus would be subject to encumbrances by more senior mortgages and liens of other creditors. Upon foreclosure of a mezzanine loan, the holder of the mezzanine loan acquires an equity interest in the Obligor. However, because of the subordinate nature of a mezzanine loan, the real property continues to be subject to the lien of the mortgage and other liens encumbering the real estate. In the event the holder of a mezzanine loan forecloses on its equity collateral, the holder may need to cure the Obligor’s existing mortgage defaults or, to the extent permissible under the governing agreements, sell the property to pay off other creditors. To the extent that the amount of mortgages and senior indebtedness and liens exceed the value of the real estate, the collateral underlying the mezzanine loan may have little or no value.

Foreclosure Risk. There may be additional costs associated with enforcing a Fund’s remedies under a Loan including additional legal costs and payment of real property transfer taxes upon foreclosure in certain jurisdictions. As a result of these additional costs, the Fund may determine that pursuing foreclosure on the Loan collateral is not worth the associated costs. In addition, if the Fund incurs costs and the collateral loses value or is not recovered by the Fund in foreclosure, the Fund could lose more than its original investment in the Loan. Foreclosure risk is heightened for Junior Loans, including certain mezzanine loans.

Master Limited Partnerships (MLPS)

MLPS are passive investment vehicles, in which 85% to 90% of operating profits and losses are usually passed through the ownership structure to the limited partners. This pass through creates passive income or losses, along with dividend and investment income. MLPS investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPS are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPS grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions.

Mortgage-Related Securities

Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by a Fund’s Adviser.

Directly placed mortgages may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of a Fund or the Fund’s Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

Mortgage-Backed Securities (“CMOs” and “REMICs”). Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

•	various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”);

•	organizations such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); and

•	non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies (non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the U.S. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the U.S., created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the U.S. or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

For more information on recent events impacting Fannie Mae and Freddie Mac securities, see “Recent Events Regarding Fannie Mae and Freddie Mac Securities” under the heading “Risk Factors of Mortgage-Related Securities” below.

CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the U.S.

REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Mortgage TBAs. A Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (“Mortgage TBAs”). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. Mortgage TBAs are subject to the risks described in the “When-Issued Securities, Delayed Delivery Securities and Forward Commitments” section.

Mortgage Dollar Rolls. In a mortgage dollar roll transaction, one party sells mortgage-backed securities, principally Mortgage TBAs, for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will earmark and reserve until the settlement date Fund assets, in cash or liquid securities, in an amount equal to the forward purchase price. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Mortgage dollar rolls may be subject to leverage risks. In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains. The benefits of mortgage dollar rolls may depend upon a Fund’s Adviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi- class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. A Fund’s Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

Adjustable Rate Mortgage Loans (ARMs). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

Certain ARMs may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other ARMs may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London InterBank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund’s portfolio and therefore in the net asset value of the Fund’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

Risk Factors of Mortgage-Related Securities. The following is a summary of certain risks associated with Mortgage-Related Securities:

Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

Market Value. The market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates. When the market value of the properties underlying the Mortgage-Backed Securities suffer broad declines on a regional or national level, the values of the corresponding Mortgage-Backed Securities or Mortgage-Backed Securities as a whole, may be adversely affected as well.

Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Events Regarding Fannie Mae and Freddie Mac Securities. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants, discussed below, that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. In 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. In 2009, the U.S. Treasury further amended the Senior Preferred Stock Purchase Agreement to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. In August 2012, the Senior Preferred Stock Purchase Agreement was further amended to, among other things, accelerate the wind down of the retained portfolio, terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment, and require the submission of an annual risk management plan to the U.S. Treasury.

Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for Fannie Mae or Freddie Mac, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae’s or Freddie Mac’s assets available therefor. In the event of repudiation, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate Fannie Mae and Freddie Mac. Notably, the plan does not propose similar significant changes to Ginnie Mae, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of Fannie Mae and Freddie Mac, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage- backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in is role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mac, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by a Fund.

Municipal Securities

Municipal Securities are issued to obtain funds for a wide variety of reasons. For example, municipal securities may be issued to obtain funding for the construction of a wide range of public facilities such as:

1.	bridges;

2.	highways;

3.	roads;

4.	schools;

5.	waterworks and sewer systems; and

6.	other utilities.

Other public purposes for which Municipal Securities may be issued include:

1.	refunding outstanding obligations;

2.	obtaining funds for general operating expenses; and

3.	obtaining funds to lend to other public institutions and facilities.

In addition, certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

1.	water, sewage and solid waste facilities;

2.	qualified residential rental projects;

3.	certain local electric, gas and other heating or cooling facilities;

4.	qualified hazardous waste facilities;

5.	high-speed intercity rail facilities;

6.	governmentally-owned airports, docks and wharves and mass transportation facilities;

7.	qualified mortgages;

8.	student loan and redevelopment bonds; and

9.	bonds used for certain organizations exempt from Federal income taxation.

Certain debt obligations known as “Industrial Development Bonds” under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

1.	privately operated housing facilities;

2.	sports facilities;

3.	industrial parks;

4.	convention or trade show facilities;

5.	airport, mass transit, port or parking facilities;

6.	air or water pollution control facilities;

7.	sewage or solid waste disposal facilities; and

8.	facilities for water supply.

Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, however the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under Federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

A Fund may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:

1.	Short-term tax-exempt General Obligations Notes;

2.	Tax Anticipation Notes;

3.	Bond Anticipation Notes;

4.	Revenue Anticipation Notes;

5.	Project Notes; and

6.	Other forms of short-term tax-exempt loans.

Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the U.S. through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

1.	general money market conditions;

2.	coupon rate;

3.	the financial condition of the issuer;

4.	general conditions of the municipal bond market;

5.	the size of a particular offering;

6.	the maturity of the obligations; and

7.	the rating of the issue.

The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

Premium Securities. During a period of declining interest rates, many Municipal Securities in which the Funds invest likely will bear coupon rates higher than current market rates, regardless of whether the securities were initially purchased at a premium.

Risk Factors in Municipal Securities. The following is a summary of certain risks associated with Municipal Securities:

Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

•	the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

•	the value of the bonds may be reduced;

•	you and other Shareholders may be subject to unanticipated tax liabilities;

•	a Fund may be required to sell the bonds at the reduced value;

•	it may be an event of default under the applicable mortgage;

•	the holder may be permitted to accelerate payment of the bond; and

•	the issuer may be required to redeem the bond.

In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.

Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than that of corporations having a class of securities registered under the SEC.

State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Fund’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code (“UCC”)) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien).

Litigation and Current Developments. Litigation or other conditions may materially and adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Securities in the same manner.

New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

Limitations on the Use of Municipal Securities. A Fund may invest in Municipal Securities if the Adviser determines that such Municipal Securities offer attractive yields. A Fund may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not be treated as a preference item for individuals for purposes of the federal alternative minimum tax. A Fund may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement.

A Fund will limit its investment in municipal leases to no more than 5% of its total assets.

New Financial Products

New options and futures contracts and other financial products, and various combinations thereof, including over-the-counter products, continue to be developed. These various products may be used to adjust the risk and return characteristics of a Fund’s investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer’s credit risk. If market conditions do not perform as expected, the performance of a Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

Options and Futures Transactions

A Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. The Short Duration Total Return Fund and the Core Bond Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

Subject to its investment objective and policies, a Fund may use options for hedging and risk management purposes and to seek to enhance portfolio performance.

Options and futures contracts may be used to manage a Fund’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund’s overall strategy in a manner deemed appropriate by the Fund’s Adviser and consistent with the Fund’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund’s return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Fund’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit a Fund’s possibilities to realize gains, as well as its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions, and these transactions could significantly increase the Fund’s turnover rate.

Private Placements, Restricted Securities and Other Unregistered Securities

Each of the Funds may invest up to 15% of its respective assets (valued at the purchase date) in illiquid securities. A Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the U.S. without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

A Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(a)(2) commercial paper (“4(a)(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(a)(2) paper, thus providing liquidity. The Funds believe that 4(a)(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(a)(2) paper and Rule 144A Securities, as determined by the Trust’s valuation committee, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed the Trust’s valuation committee to consider the following criteria in determining the liquidity of certain restricted securities:

•	the frequency of trades and quotes for the security;

•	the number of dealers willing to purchase or sell the security and the number of other potential buyers;

•	dealer undertakings to make a market in the security; and

•	the nature of the security and the nature of the marketplace trades.

Certain 4(a)(2) paper programs cannot rely on Rule 144A. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(a)(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

•	The 4(a)(2) paper must not be traded flat or in default as to principal or interest;

•	The 4(a)(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by a Fund’s Adviser to be of equivalent quality; and

The Fund’s Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited to, whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or whether the paper is administered by a direct issuer pursuant to a direct placement program.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments and derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

The value of real estate securities in general and REITs in particular, will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Funds, though not invested directly in real estate, still are subject to the risks associated with investing in real estate, which include:

•	possible declines in the value of real estate

•	risks related to general and local economic conditions

•	possible lack of availability of mortgage funds

•	overbuilding

•	changes in interest rates

•	environmental problems

Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general, which include:

•	dependency upon management skills

•	limited diversification

•	the risks of financing projects

•	heavy cash flow dependency

•	default by borrowers

•	self-liquidation

•	possibility of failing to maintain exemptions from the Investment Company Act of 1940

•	in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

Repurchase Agreements

Under the terms of a repurchase agreement, a Fund would acquire securities from a seller, also known as the repurchase agreement counterparty, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by the Fund under the 1940 Act.

Repurchase agreement counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers that the Adviser deems creditworthy under guidelines approved by the Board of Trustees.

Reverse Repurchase Agreements

In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is considered borrowing by a Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. Certain Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which a Fund is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33-1/3% of a Fund’s total assets, except as permitted by law.

Securities Issued in Connection with Reorganizations and Corporate Restructuring

Debt securities may be downgraded and issuers of debt securities including investment grade securities may default in the payment of principal or interest or be subject to bankruptcy proceedings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Fund may hold such common stock and other securities even though it does not ordinarily invest in such securities.

Short Sales

When a Fund’s Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

At any time that a Fund has an open short sale position, the Fund is required to segregate with the Custodian (and to maintain such amount until the Fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or Custodian, the Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. These deposits do not have the effect of limiting the amount of money the Fund may lose on a short sale – the Fund’s possible losses may exceed the total amount of deposits. The Long Short Fund and the Financial Long-Short Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the Fund’s net assets. The Research Opportunities Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 70% of the value of the Fund’s net assets. The Corporate Credit Fund and the High Yield Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 20% of the value of the Fund’s net assets.

The amount of any gain will be decreased and the amount of any loss increased by any premium or interest a Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Fund’s investment in the security. For example, if the Fund purchases a $10 security, the most that can be lost is $10. However, if the Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to a Fund. In addition, because of the asset segregation requirement, the Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of Fund shares.

Short-Term Funding Agreements

To enhance yield, a Fund may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets will be invested in short-term funding agreements and other illiquid securities.

Structured Instruments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured instruments include structured notes. In addition to the risks applicable to investments in structured investments and debt securities in general, structured notes bear the risk that the issuer may not be required to pay interest on the structured note if the index rate rises above or falls below a certain level. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments including, without limitation, Collateralized Debt Obligations, credit linked notes, and participation notes and participatory notes.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund’s net assets, when combined with all other illiquid investments of each Fund.

Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of the Prospectus do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Credit Linked Notes. Credit linked securities or credit linked notes (“CLNs”) are typically issued by a limited purpose trust or other vehicle (the “CLN trust”) that, in turn, invests in a derivative or basket of derivatives instruments, such as credit default swaps, interest rate swaps and/or other securities, in order to provide exposure to certain high yield, sovereign debt, emerging markets, or other fixed income markets. Generally, investments in CLNs represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the CLN. However, these payments are conditioned on the CLN trust’s receipt of payments from, and the CLN trust’s potential obligations, to the counterparties to the derivative instruments and other securities in which the CLN trust invests. For example, the CLN trust may sell one or more credit default swaps, under which the CLN trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default were to occur, the stream of payments may stop and the CLN trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the CLN trust.

A Fund may enter into CLNs structured as “First-to-Default” CLNs. In a First-to-Default CLN, the CLN trust enters into a credit default swap on a portfolio of a specified number of individual securities pursuant to which the CLN trust sells protection to a counterparty. The CLN trust uses the proceeds of issuing investments in the CLN trust to purchase securities, which are selected by the counterparty and the total return of which is paid to the counterparty. Upon the occurrence of a default or credit event involving any one of the individual securities, the credit default swaps terminate and the Fund’s investment in the CLN trust is redeemed for an amount equal to “par” minus the amount paid to the counterparty under the credit default swap.

A Fund may also enter in CLNs to gain access to sovereign debt and securities in emerging market particularly in markets where the Fund is not able to purchase securities directly due to domicile restrictions or tax restrictions or tariffs. In such an instance, the issuer of the CLN may purchase the reference security directly and/or gain exposure through a credit default swap or other derivative.

A Fund’s investments in CLNs is subject to the risks associated with the underlying reference obligations and derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk.

Participation Notes and Participatory Notes. A Fund may invest in instruments that have similar economic characteristics to equity securities, such as participation notes (also known as participatory notes (“P-notes”)) or other structured instruments that may be developed from time to time (“structured instruments”). Structured instruments are notes that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity or market.

If the structured instrument were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a structured instrument that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Structured instruments have transaction costs. In addition, there can be no assurance that there will be a trading market for a structured instrument or that the trading price of a structured instrument will equal the underlying value of the security, instrument or market that it seeks to replicate. Unlike a direct investment in equity securities, structured instruments typically involve a term or expiration date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability.

Due to transfer restrictions, the secondary markets on which a structured instrument is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Fund to risks of mispricing or improper valuation. Structured instruments typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Fund to counterparty risk (and this risk may be amplified if the Fund purchases structured instruments from only a small number of issuers). Structured instruments also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

Swaps and Related Swap Products

Swap transactions may include, but are not limited to, interest rate swaps, forward rate agreements, contracts for differences, total return swaps, index swaps, basket swaps, specific security swaps, fixed income sectors swaps, commodity swaps, asset-backed swaps (ABX), commercial mortgage-backed securities (CMBS) and indexes of CMBS (CMBX), credit default swaps, interest rate caps, price lock swaps, floors and collars and swaptions (collectively defined as “swap transactions”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, also known as a “swaption,” upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the swaption as the counterparty.

The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis”, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The use of swap transactions, caps, floors and collars involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Fund’s Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund. A Fund’s Adviser will consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

A Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will earmark and reserve assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will earmark and reserve assets with a daily value at least equal to the full amount of a Fund’s accrued obligations under the agreement. A Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Fund’s Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by a Fund’s Adviser and approved by the Trustees which are based on various factors, including: (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

Credit Default Swaps. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). CDS include credit default swaps, which are contracts on individual securities, and CDX, which are contracts on baskets or indices of securities.

Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets, in cash or liquid securities, to cover any accrued payment obligations when it is the buyer of a CDS. In cases where a Fund is a seller of a CDS contract, the Fund will earmark and reserve assets, in cash or liquid securities, to cover its obligation (for credit default swaps on individual securities, such amount will be the notional amount of the CDS).

If a Fund is a seller of protection under a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a buyer of protection under a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a downgrade in credit rating) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.

The use of CDSs, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. In addition to general market risks, CDSs involve liquidity, credit and counterparty risks. The recent increase in corporate defaults further raises these liquidity and credit risks, increasing the possibility that sellers will not have sufficient funds to make payments. As unregulated instruments, CDSs are difficult to value and are therefore susceptible to liquidity and credit risks. Counterparty risks also stem from the lack of regulation of CDSs. Collateral posting requirements are individually negotiated between counterparties and there is no regulatory requirement concerning the amount of collateral that a counterparty must post to secure its obligations under a CDS. Because they are unregulated, there is no requirement that parties to a contract be informed in advance when a CDS is sold. As a result, investors may have difficulty identifying the party responsible for payment of their claims.

If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. There is no readily available market for trading out of CDS contracts. In order to eliminate a position it has taken in a CDS, the Fund must terminate the existing CDS contract or enter into an offsetting trade. The Fund may only exit its obligations under a CDS contract by terminating the contract and paying applicable breakage fees, which could result in additional losses to the Fund. Furthermore, the cost of entering into an offsetting CDS position could cause the Fund to incur losses.

Synthetic Variable Rate Instruments

Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. A Fund’s Adviser reviews the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Fund will be that of holding the long-term bond. In the case of some types of instruments credit enhancement is not provided, and if certain events occur, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond’s tax exempt status, then the put will terminate and the risk to the Fund will be that of holding a long-term bond.

Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Temporary Strategies

From time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not achieve its investment objective. If a Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees and other expenses.

Trust Preferred Securities

Trust preferred securities, also known as “trust preferreds,” are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. An issuer creates trust preferred securities by creating a trust and issuing debt to the trust. The trust in turn issues trust preferred securities. Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock. Such characteristics include long maturities (typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. In addition, trust preferred securities issued by a bank holding company may allow deferral of interest payments for up to 5 years. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

US Government Obligations

U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the U.S., and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS and Coupon Under Book Entry Safekeeping (“CUBES”). U.S. government obligations are subject to market risk, interest rate risk and credit risk.

The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.

Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the U.S. Securities which are backed by the full faith and credit of the U.S. include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the U.S., the Funds must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the U.S. include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by Freddie Mac and Fannie Mae, which are supported only by the credit of such securities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. Unsustainable debt levels can cause devaluations of currency, prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns, and contribute to market volatility.

In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by a rating agency’s decision to downgrade the sovereign credit rating of the United States.

Variable and Floating Rate Instruments

Certain obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and floating rate instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.

Subject to their investment objective policies and restrictions, certain Funds may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. Certain Funds may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Fund’s Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, a Fund’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

As a result of the floating and variable rate nature of these investments, the Funds’ yields may decline, and they may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Funds’ yields may increase, and they may have reduced risk of capital depreciation.

Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Variable Amount Master Notes. Variable amount master notes are notes, which may possess a demand feature, that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Variable amount master notes may not be secured by collateral. To the extent that variable amount master notes are secured by collateral, they are subject to the risks described under the section “Loans — Collateral and Subordination Risk.”

Because master notes are direct lending arrangements between a Fund and the issuer of the notes, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. If the Fund is not repaid such principal and accrued interest, the Fund may not be able to dispose of the notes due to the lack of a secondary market.

While master notes are not typically rated by credit rating agencies, issuers of variable amount master notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as those set forth with respect to commercial paper, if any, in Part I of this SAI under the heading “Diversification”. A Fund’s Adviser will consider the credit risk of the issuers of such notes, including its earning power, cash flow, and other liquidity ratios of such issuers and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer.

Variable Rate Instruments and Money Market Funds. Variable or floating rate instruments with stated maturities of more than 397 days may, under the SEC’s amortized cost rule applicable to money market funds, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities (other than in connection with the calculation of dollar-weighted average life to maturity of a portfolio) as follows:

(1)	Adjustable Rate Government Securities. A Government Security which is a variable rate security where the variable rate of interest is readjusted no less frequently than every 397 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a floating rate security shall be deemed to have a remaining maturity of one day.

(2)	Short-Term Variable Rate Securities. A variable rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3)	Long-Term Variable Rate Securities. A variable rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4)	Short-Term Floating Rate Securities. A floating rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

(5)	Long-Term Floating Rate Securities. A floating rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Securities may be purchased on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and for money market instruments and other fixed income securities, no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities earmarked and reserved for such purpose and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

Forward Commitments. Securities may be purchased for delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment. For the purpose of determining the adequacy of the securities reserved for payment of commitments, the reserved securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be reserved for payment of the commitment so that the value of the Fund’s assets reserved for payment of the commitments will equal the amount of such commitments purchased by the respective Fund.

Purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund’s portfolio are subject to changes in value based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then-available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities

Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A Fund accrues income with respect to zero-coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero-coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because a Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Fund will have fewer assets with which to purchase income-producing securities. Zero-coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

OTHER RISKS

Securities Lending

To generate additional income, a Fund may lend up to 33-1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent.

Loans are subject to termination by a Fund or the borrower at any time, and are therefore not considered to be illiquid investments. A Fund does not have the right to vote proxies for securities on loan. However, a Fund’s Adviser may terminate a loan if the vote is considered material with respect to an investment.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers.

To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Operational Risk

An investment in a Fund, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.

Information and Cyber Security Risk

As the use of technology has become more prevalent in the course of business, the Funds have become more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to a Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of a Fund and its service providers. Cyber security risks may result in financial losses to a Fund and its shareholders; the inability of a Fund to transact business with its shareholders; delays or mistakes in the calculation of a Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Fund’s service providers (including, but not limited to, its investment adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), financial intermediaries, companies in which a Fund invests and parties with which a Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to a Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Funds do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered nonfundamental (“Nonfundamental”).

1. Borrowing Money. A Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. A Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the 1940 Act the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

3. Underwriting. A Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. A Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. A Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. A Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. The Diamond Hill Short Duration Total Return Fund, Diamond Hill Core Bond Fund, Diamond Hill Corporate Credit Fund, and Diamond Hill High Yield Fund may also make loans by purchasing or holding debt instruments in accordance with their investment objective and policies. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill All Cap Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Short Duration Total Return Fund, Diamond Hill Core Bond Fund, Diamond Hill Corporate Credit Fund, and Diamond Hill High Yield Fund will not invest 25% or more of their respective total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto. The Diamond Hill Financial Long-Short Fund will invest 25% or more of its total assets in the financial services industry.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

With respect to paragraph 1 above, if asset coverage on borrowing at any time falls below 300% for a Fund, within three days (or such longer period as the SEC may prescribe by rule or regulation) that Fund shall reduce the amount of its borrowings to the extent that asset coverage of such borrowings will be at least 300%.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Nonfundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Nonfundamental (see “Investment Restrictions” above).

1. Pledging. A Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. A Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. Margin Purchases. A Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4. Options. A Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

5. Reverse Repurchase Agreements. Other than the Diamond Hill Short Duration Total Return Fund and the Core Bond Fund, a Fund will not enter into reverse repurchase agreements.

SHARES OF THE FUNDS

The Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill All Cap Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund, Diamond Hill Short Duration Total Return Fund, Diamond Hill Core Bond Fund, Diamond Hill Corporate Credit Fund, and Diamond Hill High Yield Fund each are registered to offer Class A and Class I shares. The Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill All Cap Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund, and Diamond Hill Corporate Credit Fund each are registered to offer Class C shares. The Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill All Cap Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Short Duration Total Return Fund, Diamond Hill Core Bond Fund, Diamond Hill Corporate Credit Fund, and Diamond Hill High Yield Fund each are registered to offer Class Y shares. All classes of shares represent an interest in the same portfolio of investments of a Fund and have the same rights, except that each class has exclusive voting rights with respect to its Rule 12b-1 distribution plan. The net asset value per share of each of the classes is expected to differ from time to time.

•	Class A Shares

Class A Shares are available to the general public and may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents.

The public offering price for Class A shares of the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill All Cap Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, and Diamond Hill Financial Long-Short Fund is the next determined NAV plus a sales charge as shown in the following table.

	Sales Charge as % of		Financial Intermediary Commission as % of Public Offering Price
Amount of Investment	Public Offering Price	Net Amount Invested
Less than $100,000	5.00%	5.26%	4.50%
$100,000 but less than $250,000	4.00%	4.17%	3.75%
$250,000 but less than $500,000	3.00%	3.09%	2.75%
$500,000 but less than $750,000	2.00%	2.04%	1.75%
$750,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	None

The public offering price for Class A shares of the Diamond Hill Short-Duration Total Return Fund is the next determined NAV plus a sales charge as shown in the following table.

	Sales Charge as % of		Financial Intermediary Commission as % of Public Offering Price
Amount of Investment	Public Offering Price	Net Amount Invested
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.25%	1.27%	1.00%
$500,000 but less than $750,000	0.75%	0.76%	0.50%
$750,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None

The public offering price for Class A shares of the Diamond Hill Core Bond Fund, Diamond Hill Corporate Credit Fund, and the Diamond Hill High Yield Fund is the next determined NAV plus a sales charge as shown in the following table.

	Sales Charge as % of		Financial Intermediary Commission as % of Public Offering Price
Amount of Investment	Public Offering Price	Net Amount Invested
Less than $100,000	3.50%	3.63%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	1.75%
$500,000 but less than $750,000	1.25%	1.27%	1.00%
$750,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None

The Diamond Hill Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the Diamond Hill Funds in which you invest (as described below) even if such Diamond Hill Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all Diamond Hill Funds to be held in accounts owned by your spouse or children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Funds that you would like to have one or more Diamond Hill Funds linked together for purposes of reducing the initial sales charge.

•	Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A and Class C holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a Diamond Hill Fund held in:

1.	Your account(s);

2.	Your spouse’s account(s);

3.	Joint accounts with qualified spouse;

4.	Account(s) of children under the age of 21 who share your residential address;

5.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

6.	Solely controlled business accounts; and

7.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any reduction in the initial sales charge, you must, before purchasing Class A shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the Funds may verify (1) the number of shares of the Diamond Hill Funds held in your account(s) with the Diamond Hill Funds, (2) the number of shares of the Diamond Hill Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the Diamond Hill Funds held in an account with a Financial Intermediary owned by your spouse or by children under the age of 21 who share your residential address.

•	Letter of Intent: You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts. A fiduciary, purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class A Shares purchased previously that were sold subject to a sales charge. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will also consider the value of Class A Shares sold at NAV. Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).

Sales Charge Waivers

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Acquired in exchange for shares of another Diamond Hill Fund if a comparable sales charge has been paid for the exchanged shares.

2.	Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

–	The Diamond Hill Funds.

–	Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

–	The Distributor and its subsidiaries and affiliates.

–	Broker-dealers or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares).

3.	Bought by advisory clients of Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

4.	Bought by 529 college savings plans or bought by certain corporate sponsored, participant-directed retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

5.	Bought by Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services.

6.	Bought by an investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved.

7.	Bought by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

8.	Bought by employer-sponsored health savings accounts.

9.	Acquired with proceeds from the sale of Class C Shares, Class I Shares, or Class Y Shares of a Diamond Hill Fund or acquired in a transfer of Class C Shares, Class I Shares or Class Y Shares of a Diamond Hill Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the distribution. Appropriate documentation may be required.

10.	Bought with proceeds from the sale of Class A Shares of a Diamond Hill Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

11.	Bought in connection with plans of reorganization of a Diamond Hill Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

12.	Bought directly from the Fund by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-888-226-5595 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

•	Class C Shares

Class C Shares are available to the general public purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents.

Class C shares are offered at NAV, without any upfront sales charge. However, Class C shares are subject to a contingent deferred sales charge (“CDSC”) (based on the lower of the shares’ cost and current NAV) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if you redeem your shares after one year of the purchase date. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example: if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month. In determining whether the CDSC applies to a redemption of C Shares, C Shares not subject to a CDSC are redeemed first.

The CDSC will be waived (i) on redemption of shares following the death of the shareholder, (ii) on certain redemptions in connection with IRAs and other qualified retirement plans, and (iii) in other circumstances at the discretion of the funds.

•	Class I Shares

Class I shares (institutional shares) are not subject to a sales charge or any 12b-1 fees. Class I shares are available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, non-profit organizations, charitable trusts, foundations, endowments or other entity deemed by the principal underwriter to be a financial institution or institutional buyer or a broker-dealer, whether the purchaser is acting for itself or in some fiduciary capacity. Class I shares may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the fund, and certain financial intermediaries may charge their customers transaction or other fees.

•	Class Y Shares

Class Y shares are not subject to a sales charge or any 12b-1 fees. Class Y shares are available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments or other entity deemed by the principal underwriter to be a financial institution or institutional buyer. Class Y shares may also be purchased through financial intermediaries authorized to act in an investment advisory capacity if each underlying institutional investor qualifies and meets the initial investment minimum and where the institutional investor for which the shares are being acquired will not require the fund, or its affiliates, to make any sub-transfer agent, service, networking, or any other payments to any third party. Class Y shares have no ongoing shareholder service fees.

Additional Purchase and Redemption Information

All investments and exchanges are subject to approval by the Fund and the Fund reserves the right to reject any purchase or exchange of shares at any time. The Funds request advance notification of investments in excess of 5% of the current net assets of the Fund. The Funds also encourage, to the extent possible, advance notification of large redemptions.

Generally, all purchases must be made in cash. However, the Funds reserve the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. If payment is made in securities, the applicable Fund will value the securities in the same manner in which it computes its NAV.

Generally, all redemptions will be for cash. However, if during any 90-day period you redeem shares in an amount greater than the lesser of $250,000 or 1% of a Fund’s net assets, the Funds reserve the right to pay part or all of your redemption proceeds above such threshold in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. Readily marketable securities may include illiquid securities. You may experience a delay in converting illiquid securities to cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and transaction costs if the securities are sold.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

THE INVESTMENT ADVISER

Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (the “Adviser”) is the Investment Adviser for the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill All Cap Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund, Diamond Hill Short Duration Total Return Fund, Diamond Hill Core Bond Fund, Diamond Hill Corporate Credit Fund, and Diamond Hill High Yield Fund. The Adviser is a wholly owned subsidiary of Diamond Hill Investment Group, Inc.

Under the terms of the Funds’ management agreement with the Adviser (the “Management Agreement”), the Adviser manages the Funds’ investments. As compensation for management services, the Funds are obligated to pay the Adviser fees computed and accrued daily and paid monthly at the annual rates set forth below:

Fund	Percentage of Average Daily Net Assets
Diamond Hill Small Cap Fund	0.80%
Diamond Hill Small-Mid Cap Fund	0.75%
Diamond Hill Mid Cap Fund	0.60%
Diamond Hill Large Cap Fund	0.50%
Diamond Hill All Cap Select Fund	0.70%
Diamond Hill Long-Short Fund	0.90%
Diamond Hill Research Opportunities Fund	0.95%
Diamond Hill Financial Long-Short Fund	0.95%
Diamond Hill Short Duration Total Return Fund	0.35%
Diamond Hill Core Bond Fund	0.30%
Diamond Hill Corporate Credit Fund	0.45%
Diamond Hill High Yield Fund	0.50%

The Funds paid investment management fees to the Adviser for the following fiscal periods:

	Fiscal Year Ended December 31, 2016	Fiscal Year Ended December 31, 2015	Fiscal Year Ended December 31, 2014
Small Cap Fund	$13,779,578	$12,639,281	$10,863,859
Small-Mid Cap Fund	$13,606,567	$7,510,010	$3,628,578
Mid Cap Fund	$218,561	$115,986	$81,901
Large Cap Fund	$18,508,307	$18,730,300	$15,944,968
All Cap Select Fund	$1,022,088	$866,409	$500,892
Long-Short Fund	$38,468,922	$37,945,860	$31,405,199
Research Opportunities Fund	$491,835	$820,273	$724,223
Financial Long-Short Fund	$276,992	$302,451	$275,768
Short Duration Total Return Fund(1)	$213,995	N/A	N/A
Core Bond Fund(1)	$40,724	N/A	N/A
Corporate Credit Fund	$1,919,967	$1,176,308	$1,076,954
High Yield Fund(2)	$117,784	N/A	N/A

(1)	The Fund commenced operations on July 5, 2016.
(2)	The Fund commenced operations on January 4, 2016.

The Fund’s adviser has contractually agreed to permanently waive fees in the pro-rata amount of the management fee charged by an underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. The Funds did not invest in other Diamond Hill Funds prior to 2016. During the fiscal year ended December 31, 2016, the Funds reduced investment management fees pursuant to the fee waiver agreement as follows:

Small Cap Fund	$68,822
Small-Mid Cap Fund	$46,689
Mid Cap Fund	$1,047
Select Fund	$3,340
Long-Short Fund	$63,495
Corporate Credit Fund	$23,824

The Adviser retains the right to use the name “Diamond Hill” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Diamond Hill” automatically ceases ninety days after termination of the Management Agreement and may be withdrawn by the Adviser on ninety days written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. A Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Under the terms of the Funds’ Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement (the “Administration Agreement”) with Diamond Hill Capital Management, Inc. (the “Administrator”), the Administrator renders all administrative, transfer agency, fund accounting and supervisory services to the Funds. The Administrator oversees the maintenance of all books and records with respect to the Funds’ securities transactions and the Funds’ book of accounts in accordance with all applicable federal and state laws and regulations. The Administrator also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. The Administrator is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Administrator may delegate any or all of its responsibilities under the Administration Agreement to one or more third-party service providers.

Under the Administration Agreement, the Administrator assumes and pays all ordinary expenses of the Funds not assumed by the Funds. Effective January 1, 2014, the Administrator pays all fund accounting fees and related out of pocket expenses. Prior to January 1, 2014, these expenses were paid by the Funds. The Funds pay all brokerage fees and commissions, custodian fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), expenses related to conducting shareholders’ meetings and proxy solicitations, fees and extraordinary or non-recurring expenses. The Funds also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to the Administration Agreement, effective August 1, 2016, the Administrator receives a fee, which is paid monthly at an annual rate of 0.24% of each Fund’s average daily net assets of Class A and Class C Shares, 0.19% of each Fund’s average daily net assets of Class I Shares, and 0.09% of the average daily net assets of Class Y Shares. Previously, effective January 1, 2016, the Administrator received a fee at an annual rate of 0.24% of each Fund’s average daily net assets of Class A and Class C Shares, 0.20% of each Fund’s average daily net assets of Class I Shares, and 0.10% of the average daily net assets of Class Y Shares. The Funds paid the following total administrative services fees to the Administrator for the following fiscal periods:

	Fiscal Year Ended December 31, 2016	Fiscal Year Ended December 31, 2015	Fiscal Year Ended December 31, 2014
Small Cap Fund	$3,372,812	$3,409,948	$3,180,285
Small-Mid Cap Fund	$2,909,669	$1,695,205	$946,621
Mid Cap Fund	$52,629	$25,192	$15,752
Large Cap Fund	$7,260,431	$7,317,566	$6,756,700
All Cap Select Fund	$286,611	$267,417	$166,465
Long-Short Fund	$8,404,883	$9,192,959	$8,380,597
Research Opportunities Fund	$85,562	$165,790	$155,831
Financial Long-Short Fund	$59,271	$69,899	$68,942
Short Duration Total Return Fund(1)	$56,771	N/A	N/A
Core Bond Fund(1)	$13,926	N/A	N/A
Corporate Credit Fund	$854,027	$563,229	$517,134
High Yield Fund(2)	$38,394	N/A	N/A

(1)	The Fund commenced operations on July 5, 2016.
(2)	The Fund commenced operations on January 4, 2016.

Portfolio Managers Compensation

All of the portfolio managers, and research analysts, are paid by the Adviser a competitive base salary based on experience, external market comparisons to similar positions, and other business factors. To align their interests with those of shareholders, all portfolio managers also participate in an annual cash and equity incentive compensation program that is based on:

•	The long-term pre-tax investment performance of the Fund(s) that they manage,

•	The Adviser’s assessment of the investment contribution they make to Funds they do not manage,

•	The Adviser’s assessment of each portfolio manager’s overall contribution to the development of the investment team through ongoing discussion, interaction, feedback and collaboration, and

•	The Adviser’s assessment of each portfolio manager’s contribution to client service, marketing to prospective clients and investment communication activities.

Long-term performance is defined as the trailing five years (performance of less than five years is judged on a subjective basis). Investment performance is measured against an absolute return target for each Fund, the respective Fund’s benchmark and its Morningstar or Lipper peer group.

Incentive compensation is paid annually from an incentive pool that is determined based on several factors including investment results in client portfolios, revenues, employee performance, and industry operating margins. Portfolio Manager compensation is not directly tied to product asset growth or revenue, however, both of these factors influence the size of the incentive pool and therefore indirectly contribute to portfolio manager compensation. Incentive compensation is subject to review and oversight by the compensation committee of the Adviser’s parent firm, Diamond Hill Investment Group, Inc. The compensation committee is comprised of independent outside members of the board of directors. The portfolio managers are also eligible to participate in the Diamond Hill Investment Group, Inc. 401(k) plan and related company match. The Adviser also offers a Deferred Compensation Plan, whereby each portfolio manager may voluntarily elect to defer a portion of their incentive compensation. Any deferral of incentive compensation must be invested in Diamond Hill Funds for the entire duration of the deferral.

Christopher M. Bingaman is one of the portfolio managers and is also the President and Chief Executive Officer of Diamond Hill Investment Group, Inc. As portfolio manager and President and Chief Executive Officer, a portion of Mr. Bingaman’s incentive compensation is based on the investment results of the Funds he manages, similar to other portfolio managers as described above, and a portion is based on the business results of Diamond Hill Investment Group, Inc.

Portfolio Manager Holdings

Portfolio managers are encouraged to own shares of the Funds they manage. The following table indicates for each Fund the dollar range of shares beneficially owned by each Fund’s portfolio manager as of December 31, 2016. This table includes shares beneficially owned by such portfolio manager through the Diamond Hill 401(k) plan and the Diamond Hill deferred compensation plan.

Dollar Range of Shares in the Fund
Fund	Portfolio Manager / Assistant Portfolio Manager		$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Small Cap Fund	Thomas Schindler	PM						X
	Christopher Welch	APM				X
	Aaron Monroe	APM	None

Small-Mid Cap Fund	Christopher Welch	PM						X
	Thomas Schindler	APM		X
	Jeannette Hubbard	APM				X

Dollar Range of Shares in the Fund
Fund	Portfolio Manager / Assistant Portfolio Manager		$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Mid Cap Fund	Christopher Welch	PM						X
	Christopher Bingaman	APM				X
	Jeannette Hubbard	APM				X

Large Cap Fund	Charles Bath	PM						X
	Austin Hawley	APM					X
	Christopher Welch	APM					X

All Cap Select Fund	Austin Hawley	PM						X
	Richard Snowdon	PM						X

Long-Short Fund	Christopher Bingaman	PM						X
	R.H. (Ric) Dillon	PM						X
	Charles Bath	APM						X
	Jason Downey	APM				X

Research Opportunities Fund	Harsh Acharya	PM		X
	Brian Bath	PM				X
	Kapish Bhutani	PM				X
	Grady Burkett	PM				X
	Jason Downey	PM						X
	Brian Fontanella	PM				X
	Igor Golalic	PM				X
	Jeannette Hubbard	PM				X
	John Loesch	PM					X
	Micah Martin	PM		X
	Krishna Mohanraj	PM				X
	Aaron Monroe	PM					X
	Bobby Murphy	PM			X
	Laura O’Dell	PM	X
	Nathan Palmer	PM				X
	Suken Patel	PM			X
	Kyle Schneider	PM				X
	Tod Schneider	PM					X
	Greg Sumner	PM	X
	Tyler Ventura	PM				X

Financial Long-Short Fund	Austin Hawley	PM					X
	John Loesch	PM				X
	Krishna Mohanraj	APM			X

Short Duration Total Return Fund	Henry Song	PM					X
	Mark Jackson	PM					X

Core Bond Fund	Henry Song	PM				X
	Mark Jackson	PM				X

Corporate Credit Fund	William Zox	PM						X
	John McClain	PM				X
	Suken Patel	APM					X

High Yield Fund	William Zox	PM				X
	John McClain	PM					X
	Suken Patel	APM				X

The following table indicates the dollar range of shares beneficially owned in aggregate of all Diamond Hill Funds by each of the portfolio managers, principal officers of the Trust, all other employees of the Adviser, and the Adviser’s corporate investments as of December 31, 2016.

Dollar Range of Shares in all Diamond Hill Funds
Individual	Title	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Harsh Acharya	Portfolio Manager		X
Brian Bath	Portfolio Manager				X
Charles Bath	Portfolio Manager						X
Kapish Bhutani	Portfolio Manager						X
Christopher Bingaman	Portfolio Manager						X
Grady Burkett	Portfolio Manager				X
R.H. (Ric) Dillon	Portfolio Manager						X
Jason Downey	Portfolio Manager						X
Brian Fontanella	Portfolio Manager					X
Igor Golalic	Portfolio Manager						X
Austin Hawley	Portfolio Manager						X
Jeannette Hubbard	Portfolio Manager						X
Mark Jackson	Portfolio Manager						X
John Loesch	Portfolio Manager						X
John McClain	Portfolio Manager					X
Micah Martin	Portfolio Manager			X
Krishna Mohanraj	Portfolio Manager				X
Aaron Monroe	Portfolio Manager					X
Bobby Murphy	Portfolio Manager				X
Laura O’Dell	Portfolio Manager				X
Nathan Palmer	Portfolio Manager					X
Suken Patel	Portfolio Manager					X
Thomas Schindler	Portfolio Manager						X
Kyle Schneider	Portfolio Manager				X
Tod Schneider	Portfolio Manager					X
Richard Snowdon	Portfolio Manager						X
Henry Song	Portfolio Manager						X
Greg Sumner	Portfolio Manager		X
Tyler Ventura	Portfolio Manager				X
Christopher Welch	Portfolio Manager						X
William Zox	Portfolio Manager						X
Thomas Line	Chief Executive Officer					X
Gary Young	President						X
Karen Colvin	Vice President and Secretary				X
Eimile Moore	Chief Compliance Officer	None
Trent Statczar	Treasurer	None
All other Adviser employees (collectively)	N/A						X
Adviser’s Proprietary Investments	N/A						X

Other Portfolio Manager Information

Some Portfolio Managers are also responsible for managing other account portfolios in addition to the respective Funds in which they manage. Management of other accounts in addition to the Funds can present certain conflicts of interest, including those associated with different fee structures, various trading practices, and the amount of time a Portfolio Manager may spend on other accounts versus the respective Funds they manage. The

Adviser has implemented specific policies and procedures to address any potential conflicts. The Adviser’s Form ADV Part 2A also contains a description of some of its policies and procedures to address conflicts of interest.

Performance Based Fees

The Adviser manages certain accounts, including private investment funds (a.k.a. “Hedge Funds”), for which part of its fee is based on the performance of the account/fund (“Performance Fee Accounts”). As a result of the performance-based fee component, the Adviser may receive additional revenue related to the Performance Fee Accounts. None of the Portfolio Managers receive any direct incentive compensation related to their management of the Performance Fee Accounts; however, revenues from Performance Fee Accounts management will impact the resources available to compensate Portfolio Managers and all staff.

Trade Allocation

The Adviser manages numerous accounts in addition to the Funds. When a Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transactions with the same broker on a combined or “blocked” basis. Blocked transactions can produce better execution for a Fund because of increased volume of the transaction. However, when another of the Adviser’s clients specifies that trades be executed with a specific broker (“Directed Brokerage Accounts”), a potential conflict of interest exists related to the order in which those trades are executed and allocated. As a result, the Adviser has adopted a trade allocation policy in which all trade orders occurring simultaneously among any of the Funds and one or more other accounts where the Adviser has the discretion to choose the execution broker are blocked and executed first. After the blocked trades have been completed, the remaining trades for the Directed Brokerage Accounts are then executed in random order, through the Adviser’s portfolio management software. When a trade is partially filled, the number of filled shares is allocated on a pro-rata basis to the appropriate client accounts. Trades are not segmented by investment product.

Personal Security Trading by the Portfolio Managers

The Adviser has adopted a Code of Ethics designed to: (1) demonstrate the Adviser’s duty at all times to place the interest of clients and Fund shareholders first; (2) align the interests of the Portfolio Managers with clients and Fund shareholders, and (3) mitigate inherit conflicts of interest associated with personal securities transactions. The Code of Ethics prohibits all employees of the Adviser, including the Portfolio Managers, from purchasing any individual equity or fixed income securities that are eligible to be purchased by the Funds. The Code of Ethics also prohibits the purchase of third party mutual funds that invest primarily in U.S. equity or corporate bond securities. As a result, each of the Portfolio Managers are significant owners in Diamond Hill Funds, thus aligning their interest with Fund shareholders.

Other Accounts Managed by the Portfolio Managers

The following tables indicate the number of other accounts managed by each Portfolio Manager of a Fund and the other assets under management for each type of account as of December 31, 2016.

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Harsh Acharya Portfolio Manager, Research Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

Brian Bath Portfolio Manager, Research Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Charles Bath Portfolio Manager, Large Cap Fund; Assistant Portfolio Manager, Long-Short Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	1 2 385	$874,681,696 $87,634,093 $3,433,166,015	0 0 3	$0 $0 $118,247,884

Kapish Bhutani Portfolio Manager, Research Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 1 0	$0 $1,653,647 $0	0 0 0	$0 $0 $0

Grady Burkett Portfolio Manager, Research Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 1 0	$0 $98,446,616 $0	0 0 0	$0 $0 $0

Christopher Bingaman Portfolio Manager, Long-Short Fund; Assistant Portfolio Manager, Mid Cap Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 1	$0 $0 $8,399,232	0 0 0	$0 $0 $0

R.H. (Ric) Dillon Portfolio Manager, Long-Short Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	1 1 1	$16,780,030 $98,446,616 $8,399,232	0 0 0	$0 $0 $0

Jason Downey Portfolio Manager, Research Opportunities Fund; Assistant Portfolio Manager, Long-Short Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 1 1	$0 $98,446,616 $8,399,232	0 0 0	$0 $0 $0

Brian Fontanella Portfolio Manager, Research Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

Igor Golalic Portfolio Manager, Research Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 2 0	$0 $100,100,264 $0	0 0 0	$0 $0 $0

Austin Hawley Portfolio Manager, All Cap Select Fund and Financial Long-Short Fund; Assistant Portfolio Manager, Large Cap Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	2 3 404	$906,947,980 $200,373,325 $3,543,215,806	0 0 4	$0 $0 $128,678,618

Jeannette Hubbard Portfolio Manager, Research Opportunities Fund; Assistant Portfolio Manager, Small Mid-Cap Fund and Mid Cap Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	2 1 21	$381,937,438 $208,388,786 $429,793,877	0 0 1	$0 $0 $8,029,401

Mark Jackson Portfolio Manager, Short Duration Total Return Fund and Core Bond Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

John Loesch Portfolio Manager, Research Opportunities Fund and Financial Long-Short Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 1 0	$0 $98,446,616 $0	0 0 0	$0 $0 $0

Micah Martin Portfolio Manager, Research Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

John McClain Portfolio Manager, Corporate Credit Fund and High Yield Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 10	$0 $0 $15,639,855	0 0 0	$0 $0 $0

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Krishna Mohanraj Portfolio Manager, Research Opportunities Fund; Assistant Portfolio Manager, Financial Long-Short Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

Aaron Monroe Portfolio Manager, Research Opportunities Fund; Assistant Portfolio Manager, Small Cap Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 1 6	$0 $98,446,616 $53,674,390	0 0 0	$0 $0 $0

Bobby Murphy Portfolio Manager, Research Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

Laura O’Dell Portfolio Manager, Research Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

Nathan Palmer Portfolio Manager, Research Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

Suken Patel Portfolio Manager, Research Opportunities Fund; Assistant Portfolio Manager, Corporate Credit Fund and High Yield Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 10	$0 $0 $15,639,855	0 0 0	$0 $0 $0

Thomas Schindler Portfolio Manager, Small Cap Fund; Assistant Portfolio Manager, Small-Mid Cap Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	2 1 27	$381,937,438 $208,388,786 $483,468,267	0 0 1	$0 $0 $8,029,401

Kyle Schneider Portfolio Manager, Research Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

Tod Schneider Portfolio Manager, Research Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

Richard Snowdon Portfolio Manager, All Cap Select Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	1 1 20	$32,266,284 $112,739,233 $118,449,023	0 0 1	$0 $0 $10,430,734

Henry Song Portfolio Manager, Short Duration Total Return Fund and Core Bond Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

Greg Sumner Portfolio Manager, Research Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

Tyler Ventura Portfolio Manager, Research Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Christopher Welch Portfolio Manager, Small-Mid Cap Fund and Mid Cap Fund; Assistant Portfolio Manager, Small Cap Fund and Large Cap Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	3 3 411	$1,256,619,134 $296,022,878 $3,908,235,049	0 0 4	$0 $0 $126,277,286

William Zox Portfolio Manager, Corporate Credit Fund and High Yield Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 0 10	$0 $0 $15,639,855	0 0 0	$0 $0 $0

TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust are shown below. Each Trustee is an independent and non-interested Trustee as defined in the 1940 Act.

Trustees

Name and Age	Position Held	Year First Elected a Trustee of the Funds[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee during Past 5 Years[2]
Tamara L. Fagely Year of Birth: 1958	Trustee	Since November 2014	Retired, January 2014 to present; Chief Operations Officer, Hartford Funds, 2012 to 2013; Chief Financial Officer, Hartford Funds, 2010 to 2012; Treasurer, Hartford Funds, 2001 to 2012.	12	None

Elizabeth P. Kessler Year of Birth: 1968	Trustee	Since November 2005	Partner in Charge, Columbus, Ohio Office, Jones Day, January 2009 to present.	12	None

D’Ray Moore Rice Year of Birth: 1959	Chairperson Trustee	Since February 2014 Since August 2007	Retired, Community Volunteer, November 2001 to present; Independent Trustee of Advisers Investment Trust, July 2011 to present.	12	Advisers Investment Trust, July 2011 to present

Peter E. Sundman Year of Birth: 1959	Trustee	Since November 2012	Retired, 2012 to present.	12	None

Officers

Name and Age	Position Held	Year First Elected an Officer of the Funds[1]	Principal Occupation(s) During Past Five Years
Thomas E. Line Year of Birth: 1967	Chief Executive Officer	Since November 2014	Chief Financial Officer of Diamond Hill Investment Group, Inc., January 2015 to present. Managing Director – Finance of Diamond Hill Investment Group, Inc., April 2014 to December 2014; Chief Operating Officer of Lancaster Pollard & Company, January 2012 to March 2014; Senior Managing Director and Chief Financial Officer of Red Capital Group, September 2004 to January 2012.

Gary R. Young Year of Birth: 1969	President	Since November 2014	Secretary of the Trust, May 2004 to November 2014; Chief Administrative Officer of the Trust, October 2010 to November 2014; Managing Director – Administration of Diamond Hill Capital Management, Inc., January 2015 – present; Chief Compliance Officer of Diamond Hill Capital Management Inc., October 2010 to present; Controller of Diamond Hill Investment Group, Inc., April 2004 to March 2015.

Karen R. Colvin Year of Birth: 1966	Vice President Secretary	Since November 2011 Since November 2014	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., June 2009 to present.

Trent M. Statczar Year of Birth: 1971	Treasurer	Since October 2010	Director, Foreside Financial Group, LLC 2008 to present.

Eimile J. Moore Year of Birth: 1969	Chief Compliance Officer	Since May 2014	Director, Foreside Financial Group, LLC, September 2011 to present.

Dana Gentile Year of Birth: 1962	Assistant Secretary	Since May 2013	Managing Director, Foreside Financial Group, LLC, 2013 to present; Senior Vice President, Citi Fund Services Ohio, Inc., 1987 to 2013.

Danielle Kulp Year of Birth: 1981	Assistant Secretary	Since February 2017	Director, Foreside Financial Group, LLC, December 2016 to present; Consultant, Lincoln Financial Group, September 2013 to November 2016; Corporate Secretary, SEI Investments, December 2012 to September 2013; Senior Specialist, BNY Mellon, December 2010 to December 2012.

Name and Age	Position Held	Year First Elected an Officer of the Funds[1]	Principal Occupation(s) During Past Five Years
Troy A. Sheets Year of Birth: 1971	Assistant Treasurer	Since October 2010	Director, Foreside Financial Group, LLC, 2009 to present.

[1]	Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until their resignation, removal or retirement. Trustees have a 15-year term limit. Each Officer is elected by the Trustees for a 1-year term to serve the Trust or until their resignation, removal or retirement. The address for all Trustees and Officers is 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215.
[2]	This includes all directorships (other than those in the Trust) that are held by each Trustee as a director of a public company or a registered investment company.

Fund Shares Owned By Trustees As Of December 31, 20161,2

Name of Trustee
		Tamara L. Fagely	Elizabeth P. Kessler	D’Ray Moore Rice	Peter E. Sundman
Diamond Hill Small Cap Fund	Dollar Range of Fund Shares Owned	None	Over $100,000	None	$10,001- $50,000
Diamond Hill Small-Mid Cap Fund		None	None	Over $100,000	$50,001- $100,000
Diamond Hill Mid Cap Fund		None	None	None	None
Diamond Hill Large Cap Fund		None	None	None	$10,001- $50,000
Diamond Hill All Cap Select Fund		$50,001- $100,000	None	None	$10,001- $50,000
Diamond Hill Long-Short Fund		None	Over $100,000	Over $100,000	$50,001- $100,000
Diamond Hill Research Opportunities Fund		$50,001- $100,000	None	None	None
Diamond Hill Financial Long-Short Fund		None	None	None	$10,001- $50,000
Diamond Hill Short Duration Total Return Fund[3]		None	None	None	None
Diamond Hill Core Bond Fund[3]		None	None	None	None
Diamond Hill Corporate Credit Fund		None	None	Over $100,000	$10,001- $50,000
Diamond Hill High Yield Fund		None	None	None	None
Aggregate Dollar Range of Shares Owned in All Funds Within the Trust Overseen by Trustee		Over $100,000	Over $100,000	Over $100,000	Over $100,000

[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000 and over $100,000.
[2]	All Trustees are independent, “Non-Interested” Trustees within the meaning of the 1940 Act.
[3]	The Funds commenced operations on July 5, 2016.

The compensation paid to the Trustees for the fiscal year ended December 31, 2016 is set forth in the following table:

COMPENSATION TABLE

Trustee	Aggregate Compensation*	Pension or Retirement Benefits Accrued as Part of Fund Expense	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Trustee
Tamara L. Fagely	$80,000	None	None	$80,000
Elizabeth P. Kessler	$78,000	None	None	$78,000
D’Ray Moore Rice, Chairperson	$86,000	None	None	$86,000
Peter E. Sundman	$79,000	None	None	$79,000

*	The Trustees are compensated for their services to the Funds by Diamond Hill Capital Management as part of the Administration Agreement.

The Trust has a policy that all of Trustee Compensation, except for that required to meet any tax liability resulting from the receipt of Trustee Compensation, must be reinvested in the Diamond Hill Funds and remain invested for the entire term of their trusteeship.

The Board has two standing committees: an Audit Committee and a Nominating and Governance Committee. All Trustees are members of the Audit Committee and Nominating and Governance Committee.

The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee held two regularly scheduled meetings during the fiscal year ended December 31, 2016. Tamara L. Fagely serves as the Chairperson of the Audit Committee and is designated as the Audit Committee’s financial expert.

The Nominating and Governance Committee’s function is to nominate candidates for election to the Board of Trustees, make nominations for membership on all committees and review committee assignments at least annually. The Committee also reviews as necessary the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee makes recommendations for any such action to the full Board. The Committee also considers candidates for trustees nominated by shareholders. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust’s address and the shareholder communication will be forwarded to the Committee Chairperson for evaluation. The Nominating and Governance Committee held one regularly scheduled meeting during the fiscal year ended December 31, 2016. Peter E. Sundman serves as the Chair of the Nominating and Governance Committee.

As of February 28, 2017, the Trustees and Officers of the Trust as a group owned less than 1% of all of the classes of all of the Funds.

The Trust, the Adviser and the principal underwriter have each adopted a Code of Ethic (together, the “Codes”) under Rule 17j-1 of the 1940 Act. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds, with the exception of Adviser personnel as described in “Personal Security Trading by the Portfolio Managers.” You may obtain a copy of the Codes from the Securities and Exchange Commission’s EDGAR web site or by calling the Funds at 1-888-226-5595.

Proxy Voting Policies and Procedures

General Policy

The Trust has delegated proxy voting responsibilities with respect to each of the Funds to the Adviser, subject to the general oversight of the Board. The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations and the Proxy Policy has been approved by the Trustees of the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Funds and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the interests of the Funds’ shareholders, on one hand, and those of the Funds’ Adviser or principal underwriter on the other will be reported to the Board and the Board will provide direction to the Adviser on how to vote the proxy.

The Proxy Policy sets forth the Adviser’s voting guidelines. The guidelines contain information about the key objectives in voting proxies, various client and Adviser decision methods, conflicts of interest, general voting principles, and detailed explanations on how the Adviser will typically vote on certain matters that are typically up for shareholder vote. Each vote is ultimately determined on a case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.

How to Obtain More Information

Investors may obtain a copy of the Proxy Policy by writing to the Trust at 325 John H. McConnell Boulevard, Suite 200, Columbus, OH 43215 or by calling the Trust at 888-226-5595. Information about how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th is available without charge, upon request, by calling the Trust at 888-226-5595, on the Funds’ website, www.diamond-hill.com, and on the SEC’s website at http://www.sec.gov.

OTHER INFORMATION CONCERNING THE BOARD OF TRUSTEES

Leadership Structure and Board of Trustees

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. All of the Trustees on the Board are independent of and not affiliated with the Adviser or its affiliates. The same Trustees serve all twelve Funds and have delegated day to day operation to various service providers whose activities they oversee. The Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Funds’ Chief Compliance Officer at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure. Consistent with Diamond Hill’s governing principles, each of the Diamond Hill Funds’ Trustees is a significant owner of the Funds with other shareholders (see table set forth above), which is designed to align their interests with those of shareholders. The Board has determined that the leadership and committee structure is appropriate for the Trust and allows the Board to effectively and efficiently evaluate issues that impact the Trust as a whole as well as issues that are unique to each Fund.

Board Oversight of Risk

The Funds are subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Funds resides with the Adviser or other service providers, subject to supervision by the Adviser. The Board oversees efforts by management and service providers to manage the risk to which the Funds may be exposed. For example, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board meets with the Chief Compliance Officer of the Trust and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Funds. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which the Funds are exposed, enabling a dialogue about how management and service providers manage and mitigate those risks.

Not all risks that may affect a Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Adviser, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals. As a result of the foregoing and other factors, a Fund’s ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing the Funds, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Funds.

Trustee Attributes

The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Funds. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.

Below is additional information concerning each particular Trustee and his/her attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.

Tamara L. Fagely was a business executive for a large mutual fund complex for over 20 years leading back office operations that included administration, fund accounting, financial reporting, transfer agent, and technology. Her experience included roles as Treasurer, Chief Financial Officer, and Chief Operations Officer. In addition, Ms. Fagely has management experience in broker/dealer operations and as an audit manager conducting audits of financial service organizations and mutual funds. Ms. Fagely brings a detailed knowledge of the mutual fund industry and financial expertise to the Board.

Elizabeth P. Kessler has over 20 years of experience as an attorney at an international law firm with a focus on product liability litigation. Ms. Kessler’s duties include serving as Partner in Charge of one of the firm’s offices. She has substantial experience practicing law and advising clients with respect to liability issues.

D’Ray Moore Rice worked for a major service provider to investment managers and mutual funds for more than 10 years, including as a Senior Vice President for European relationship management. Her expertise in mutual fund operations enables Ms. Rice to bring a unique perspective to service provider oversight for the Trust. Ms. Rice’s experience also includes serving as an Independent Trustee for other mutual funds and 10 years of experience in banking and financial services, including retail investment sales and sales management.

Peter E. Sundman has more than 25 years’ experience in the investment management industry and has extensive mutual fund experience, including his 10 year service as the Chairman of a large mutual fund complex. During the course of his career, Mr. Sundman has served in senior executive roles within the investment management industry. Mr. Sundman has excellent communications skills, as well as an ability to work effectively with others. Mr. Sundman brings a diversity of viewpoint, background and experience to the Board.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. All shareholders bear the costs when executing portfolio transactions in a Fund.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to a Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Management Agreement.

While the Funds do not deem it practicable and in their best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers. A Fund has no obligation to deal with any broker or dealer in the execution of its transactions.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The Adviser has entered into Client Commission Agreements with broker/dealers that are involved from time to time in executing, clearing, or settling securities transactions on behalf of the Funds (“CCA Brokers”) that provide for the CCA Brokers to pay a portion of the commissions paid by a Fund for securities transactions (“CCA Commissions”) to providers of research services.

Because these research service providers may play no role in executing client securities transactions, any research prepared by that research service provider may constitute third party research. Adviser may use brokerage commissions, including CCA Commissions, from a Fund’s portfolio transactions to acquire research, subject to the procedures and limitations provided in this section.

From time to time, Adviser prepares a list of providers of research services that have been deemed by the Adviser to provide valuable research (“Research Firms”) as determined by Adviser’s investment staff. CCA Brokers are eligible to be included in the list of Research Firms. All trades with Research Firms will be effected in accordance with Adviser’s obligation to seek best execution for its client accounts. Adviser uses a vote by its investment staff as a guide for allocating CCA Commissions. Compensation for research may also be made pursuant to commissions paid on trades executed by a Research Firm who is registered as a broker/dealer (“Research Broker”). Under normal circumstances, CCA Brokers are compensated for research solely through trade commissions. To the extent that payments for research to a Research Broker other than a CCA Broker are made pursuant to trade commissions, the Adviser will reduce the amount of CCA Commissions to be paid to that Research Broker for its research. However, the Adviser will reduce the amount of CCA Commissions to be paid to that Research Broker by less than the full amount of trade commissions paid to that Research Broker. Neither the Adviser nor the Funds has an obligation to any Research Firm if the amount of trade commissions and CCA Commissions paid to the Research Firm is less than the applicable non-binding target. The Adviser reserves the right to pay cash to a Research Firm from its own resources in an amount Adviser determines in its discretion.

The products and services acquired by the Adviser in connection with such arrangements is intended to comply with Section 28(e) of the Securities Act of 1934, as amended, and the SEC’s related interpretive guidance. The Adviser will not cause a Fund or its clients to use trade commissions or CCA Commissions for purposes other than for eligible research and brokerage services or products.

When a Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for a Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory clients (including the Funds) may also be blocked with those of the Adviser. The Adviser and their affiliates will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Funds) are filled.

In certain circumstances, such as a buy in for failure to deliver, the Adviser is not able to select the broker/dealer who will transact to cover the failure. For example, if a Fund sells a security short and is unable to deliver the securities sold short the broker/dealer through whom the Fund sold short must deliver securities purchased for cash, i.e., effect a buy-in, unless it knows that the Fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense. Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold. If the broker/dealer effects a buy-in, the Adviser will be unable to control the trading techniques, methods, venues or any other aspect of the trade used by the broker/dealer.

The Adviser may not give consideration to sales of shares of the Funds as a factor in selecting brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell Fund shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Funds paid the following brokerage commissions for the following fiscal periods:

	Fiscal Year Ended December 31, 2016	Fiscal Year Ended December 31, 2015	Fiscal Year Ended December 31, 2014
Small Cap Fund	$288,934	$340,587	$268,665
Small-Mid Cap Fund	$551,844	$561,429	$345,474

	Fiscal Year Ended December 31, 2016	Fiscal Year Ended December 31, 2015	Fiscal Year Ended December 31, 2014
Mid Cap Fund	$14,918	$5,208	$12,405
Large Cap Fund	$855,943	$566,255	$790,924
All Cap Select Fund	$91,670	$117,765	$35,946
Long-Short Fund	$2,108,888	$1,974,750	$1,334,853
Research Opportunities Fund	$44,844	$92,311	$38,821
Financial Long-Short Fund	$8,573	$14,784	$11,659
Short Duration Total Return Fund[1]	$0	N/A	N/A
Core Bond Fund[1]	$0	N/A	N/A
Corporate Credit Fund	$0	$0	$0
High Yield Fund[2]	$0	N/A	N/A

(1)	The Fund commenced operations on July 5, 2016.
(2)	The Fund commenced operations on January 4, 2016.

Securities of Regular Broker-Dealers

The table below presents information regarding the securities of the Funds’ regular broker-dealers (or the parent of the regular broker-dealer) that were held by the Funds as of December 31, 2016.

Fund	Regular Broker Dealer	Holdings ($000s)
Small Cap Fund	None	None
Small Mid Cap Fund	None	None
Mid Cap Fund	None	None
Large Cap Fund	Morgan Stanley	$133,812
All Cap Select Fund	None	None
Long-Short Fund	Morgan Stanley	$71,198
Research Opportunities Fund	None	None
Financial Long-Short Fund	Morgan Stanley	$998
Short Duration Total Return Fund	None	None
Core Bond Fund	None	None
Corporate Credit Fund	None	None
High Yield Fund	None	None

Portfolio Holdings Disclosure

The Funds disclose portfolio holdings as described in the Prospectus. After such information is released to the public as described in the Prospectus, it may be included in marketing materials, advertisements and presentations. In addition to the policies described in the Prospectus, the Funds may release or authorize the release of portfolio holdings that are not publically available for legitimate business purposes, provided that such disclosure is approved by the President and Treasurer of the Trust and, to third party service providers of the Funds or the Adviser, which include State Street Bank and Trust Company, the custodian; Ultimus Fund Solutions, LLC, the sub-fund accountant; Ernst & Young LLP, the Funds’ independent registered public accounting firm; Thompson Hine LLP, legal counsel; the Funds’ financial printer; and to rating or reporting agencies, or data or portfolio analysis firms. The Funds currently have ongoing arrangements to disclose portfolio holdings information to Morningstar, Inc., FactSet Research Systems, Inc., Bloomberg L.P., Eze Castle Software LLC, Institutional Shareholder Services, Broadridge ProxyEdge, Advent Software, and The Yield Book, Inc. Disclosure of the Funds’ portfolio holdings as an exception to the Funds’ normal business practice may be made, provided that the disclosure is deemed to be in the best interests of shareholders and the party receiving the portfolio holdings signs a confidentiality agreement or the policies of the recipient are determined to be adequate to protect the integrity and confidentiality of the information. In no event shall portfolio holdings information be disclosed for compensation. In order to avoid conflicts of interest between the Funds’ shareholders and the Adviser, any exceptions must be approved in writing by the Funds’ President and Treasurer and any such exceptions granted will be presented to the Board of Trustees on a quarterly basis for their review.

In addition, separate account, model delivery programs and unregistered products clients (“Other Accounts”) of the Adviser have same day access to their portfolio holdings, and their advisors have access to representative portfolio holdings and may grant same day access to these portfolio holdings to their clients, their investors, and/or to one or more affiliated and unaffiliated service providers. In addition, information about non-public portfolio holdings information attributable to Other Accounts managed or advised by the Adviser may be available to one or more affiliated or unaffiliated service providers to those accounts. Some of the Other Accounts have substantially similar, or in some cases nearly identical, portfolio holdings to certain Funds. These Other Accounts are not subject to the portfolio holdings disclosure policies of the Funds to which they are similar and may disclose their similar or nearly identical portfolio holdings information in different forms and at different times than the Funds.

Portfolio holdings of each Fund will be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending December 31 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarters ending March 31 and September 30 will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six-month period ending June 30 will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs will be available on the SEC’s website at www.sec.gov. In addition, the Funds may disclose their portfolio holdings publicly on their web site, www.diamond-hill.com, generally on or after the seventh business day following each month end. The Funds may also make publically available their portfolio holdings at other dates as determined from time to time.

Portfolio Turnover

The portfolio turnover ratio for the Corporate Credit Fund was significantly higher in 2016 than in 2015 due to transactions executed to take advantage of expiring capital loss carryforwards.

DISTRIBUTION PLANS

The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act, applicable to its Class A and Class C shares, which permits its Funds to pay for certain distribution and promotion activities related to marketing their shares. Pursuant to the Plans, each Fund will pay its principal underwriter a fee for the principal underwriter’s services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares. In addition, each Fund will pay its principal underwriter a service fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. The Diamond Hill Mid Cap Fund, Diamond Hill Short Duration Total Return Fund, Diamond Hill Core Bond Fund, and Diamond Hill High Yield Fund are not currently registered to issue Class C shares. Payments received by the principal underwriter pursuant to the Plans may be greater or less than distribution expenses incurred by the principal underwriter with respect to the applicable class and are in addition to fees paid by each Fund pursuant to the Management Agreement and the Administration Agreement. The principal underwriter may in turn pay others for distribution and shareholder servicing as described below.

Under the Plans, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of Shares, or that hold Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to a Fund and its shareholders, or for rendering shareholder support services, including allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may request; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of Shares; (c) costs of preparing, printing and distributing Fund prospectuses and statements of additional information and reports for recipients other than existing Fund shareholders; (d) costs of formulating and implementing marketing and promotional activities, including sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plans. The Funds do not participate in any joint distribution activities with other mutual funds outside of the Trust.

The Trustees expect that the Plans will encourage distribution of the Funds’ Class A and Class C shares. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.

The Plans have been approved by the Funds’ Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Funds and who have no direct or indirect financial interest in the Plans or any related agreement, by a vote cast in person. Continuation of the Plans and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees. Diamond Hill Capital Management (DHCM) and its employees may benefit indirectly from payments received under certain of the Plans.

The tables below state the amounts paid under the Trust’s distribution plans for the identified goods and services during the fiscal year ended December 31, 2016.

DISTRIBUTION PLAN EXPENSES

	Commissions & Trails paid to Non- affiliated broker dealers	Printing/ Postage	Reimbursement from/to DHCM for distribution related expenses	Payment to DHCM for C- Share Financing	Registration	Advertising/ Marketing	Total
Class A
Small Cap Fund	$839,508	—	$327,601	—	—	—	$1,167,109
Small-Mid Cap Fund	$544,728	—	$74,161	—	—	—	$618,889
Mid Cap Fund	$6,936	—	$6,770	—	—	—	$13,706
Large Cap Fund	$2,321,642	—	$463,892	—	—	—	$2,785,534
All Cap Select Fund	$47,407	—	$13,600	—	—	—	$61,007
Long-Short Fund	$977,858	—	$252,537	—	—	—	$1,230,395
Research Opportunities Fund	$5,260	—	$6,552	—	—	—	$11,812
Financial Long-Short Fund	$19,338	—	$5,179	—	—	—	$24,517
Short Duration Total Return Fund	$17,075	—	$11,408	—	—	—	$28,483
Core Bond Fund	$—	—	$738	—	—	—	$738
Corporate Credit Fund	$76,414	—	$37,391	—	—	—	$113,805
High Yield Fund	$5	—	$285	—	—	—	$290
Total	$4,856,171	—	$1,200,114	—	—	—	$6,056,285

	Commissions & Trails paid to Non- affiliated broker dealers	Printing/ Postage	Reimbursement from/to DHCM for distribution related expenses	Payment to DHCM for C- Share Financing		Registration	Advertising/ Marketing	Total
Class C
Small Cap Fund	$458,167	—	$707	$96,163		—	—	$555,037
Small-Mid Cap Fund	$239,489	—	$(323)	$149,961		—	—	$389,127
Mid Cap Fund	$135	—	$56	$104	[1]	—	—	$295
Large Cap Fund	$726,363	—	$1,508	$155,680		—	—	$883,551
All Cap Select Fund	$86,902	—	$155	$45,803		—	—	$132,860
Long-Short Fund	$1,418,029	—	$2,110	$124,972		—	—	$1,545,111
Research Opportunities Fund	$21,122	—	$96	$16,852		—	—	$38,070
Financial Long-Short Fund	$15,914	—	$16	$475		—	—	$16,405
Short Duration Total Return Fund	$49,040	—	$(85)	$11,203		—	—	$60,158
Core Bond Fund	$—	—	$—	$—		—	—	$—
Corporate Credit Fund	$162,327	—	$(60)	$52,655		—	—	$214,922
High Yield Fund	$—	—	$—	$—		—	—	$—
Total	$3,177,488	—	$4,180	$653,868		—	—	$3,835,536
[1]	Mid Cap Fund Class C shares were closed to new investment on May 31, 2016 and liquidated on June 24, 2016.

Financial Intermediaries

The Funds have authorized certain financial intermediaries to accept purchase and redemption orders on their behalf. A Fund will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.

The Adviser does not consider a financial intermediary’s sale of shares of the Funds when selecting brokers or dealers to effect portfolio transactions for the Funds.

Payment of Additional Cash Compensation

On occasion, the Adviser may make payments out of its resources and legitimate profits, which may include profits the Adviser derives from investment advisory fees paid by the Funds, to financial intermediaries as incentives to market the Funds, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” or “revenue sharing” and are in addition to the sales charges and Rule 12b-1 fees. The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to purchase shares of a Fund, the amount a Fund will receive as proceeds from such sales, or the amount of Rule 12b-1 fees and other expenses paid by a Fund.

Additional cash compensation payments may be used to pay financial intermediaries for: (a) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as “platform access fees”); (b) program support, such as expenses related to including the Funds in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (c) placement by a financial intermediary on its offered, preferred, or recommended fund list; (d) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (e) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Funds and shareholder financial planning needs; and (f) providing other distribution-related or asset retention services. Additional cash compensation payments generally are structured as basis point payments on assets, gross or net sales or, in the case of platform access fees, fixed dollar amounts.

For the year ended December 31, 2016, the following broker-dealers offering shares of the Funds, and/or their respective affiliates, received or will receive in the future additional cash compensation or similar distribution related payments from the Adviser for providing marketing and program support, administrative services, and/or other services as described above:

Ameriprise Financial Services, Inc.

Charles Schwab & Co., Inc.

Fidelity Investments Institutional Operations Company, Inc.

Hewitt Financial Services LLC

John Hancock Life Insurance Company of New York

John Hancock Life Insurance Company (U.S.A.)

Merrill Lynch, Pierce, Fenner and Smith, Inc.

Morgan Stanley Smith Barney LLC

Nationwide Financial Services Inc.

Pershing LLC

UBS Financial Services, Inc.

Wells Fargo Advisors, LLC

Any additions, modifications, or deletions to this list that may have occurred since December 31, 2016 are not reflected. In addition to member firms of the Financial Industry Regulatory Authority, the Adviser also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the Funds and shareholders, such as banks, insurance companies, and plan administrators. These firms are not included in this list and may include affiliates of the Adviser. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Adviser.

The Adviser may also pay non-cash compensation to financial intermediaries and their representatives in the form of (a) occasional gifts; (b) occasional meals, tickets or other entertainment; and/or (c) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

DETERMINATION OF SHARE PRICE

The price of the shares of a Fund is based on the Fund’s net asset value per share (“NAV”) next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time (“ET”)) on each day the New York Stock Exchange (the “NYSE”) is open for business (“open business day”). Should the NYSE experience an unexpected market closure or restriction on trading during or on what is expected to be an open business day, the Fund will make a determination whether to calculate the NAV at the times as described above (and value the securities as described below in this Statement of Additional Information and in the prospectus) or to suspend the determination of the NAV based on available information at the time of or during the unexpected closure or restriction on trading. Purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes, or on a day on which the NYSE is not open for trading, will be effective on the next open business day thereafter on which the NYSE is open for trading, and the offering price will be based on the Fund’s NAV at the close of trading on that day.

A separate NAV is calculated for each share class of a Fund. The NAV for a class is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received), allocable to that class minus liabilities (including accrued expenses) allocable to that class, by the total number of that class’s shares outstanding.

Domestic Equity Securities

Domestic equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. ET. Securities for which quotations are either (1) not readily available or (2) determined by the Fair Value Committee to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Mutual fund investments will be valued at the most recently calculated (current day) NAV.

Foreign and Domestic Fixed Income Securities

Fixed income securities shall be valued at an evaluated bid price, generally as of 4:00 p.m. ET, provided by an independent pricing service approved by the Board of Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data.

These securities are generally considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures approved by the Board of Trustees need not be applied. Securities with less than 61 days to maturity may be valued at amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined by the Fair Value Committee to not accurately reflect their value, are valued at their fair value using procedures approved by the Board of Trustees.

Foreign Equity Securities

To the fullest extent possible, equity securities that are traded on a foreign securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange. Securities for which quotations are either (1) not readily available or (2) determined by the Fair Value Committee to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees. Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

The Trust may, at the direction of the Trustees, use a fair value service to adjust the prices of foreign securities that are traded on foreign exchanges in order to reflect the price impacts of events occurring after such foreign exchanges close that may affect the values of such securities.

TAXES

The following discussion of certain U.S. federal income tax consequences is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Each shareholder should consult a qualified tax advisor regarding the tax consequences of an investment in a Fund. The tax considerations relevant to a specific shareholder depend upon the shareholder’s specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Trust or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the U.S. federal income tax regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, each Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, to the extent such amounts are distributed to shareholders in accordance with the applicable timing requirements.

Each Fund intends to distribute substantially all of its net investment income (including any excess of net short-term capital gains over net long-term capital losses) and net capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Net capital gain for a fiscal year is computed by taking into account any capital loss carry forward of the Fund.

To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it may be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. However, distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

As a regulated investment company, the Trust is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. While each Fund intends to distribute its ordinary income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that a Fund indeed will make sufficient distributions to avoid entirely the imposition of federal excise or income taxes on the Fund.

The following discussion of U.S. federal income tax consequences is for the general information of shareholders that are U.S. persons subject to tax. Shareholders that are IRAs or other qualified retirement plans generally are exempt from income taxation under the Code. Shareholders that are non-U.S. persons, IRAs or other qualified retirement plans should consult their own tax advisors regarding the tax consequences of an investment in a Fund.

Distributions of taxable net investment income (including the excess of net short-term capital gain over net long-term capital loss) generally are taxable to shareholders as ordinary income. However, distributions by a Fund to a non-corporate shareholder may be subject to income tax at the shareholder’s applicable tax rate for long-term capital gain, to the extent that the Fund receives qualified dividend income on the securities it holds, the Fund properly designates the distribution as qualified dividend income, and the Fund and the non-corporate shareholder receiving the distribution meet certain holding period and other requirements. Distributions of taxable net investment income (including qualified dividend income) may be subject to an additional 3.8% Medicare tax as discussed below.

Distributions of net realized capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum rate of 20%. Capital gains of corporate shareholders are taxed at the same rate as ordinary income.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. All distributions of taxable net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the shareholder’s Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and net realized capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net realized capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax (currently, at a rate of 28%) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Trust is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends, qualified dividend income and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified and adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Shareholders should consult their tax advisors about the application of federal, state, local and foreign tax law in light of their particular situation.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

As of the end of tax year ended December 31, 2016, the Funds have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

CLCFs subject to expiration:

	Financial Long-Short Fund	Corporate Credit Fund
Expires December 31, 2017 – short-term	$2,903,628	$387,388

CLCFs not subject to expiration:

	Select Fund	Short Duration Total Return Fund	Core Bond Fund
No expiration – short-term	$9,795,856	$11,574	$31,459
No expiration – long-term	2,633,025	—	—

	$12,428,881	$11,574	$31,459

As of the latest tax year ended December 31, 2016, the Financial Long-Short Fund and Corporate Credit Fund utilized $2,839,230 and $10,418,616, respectively, of CLCFs.

CUSTODIAN

State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116 is the Custodian for each Fund’s investments. The Custodian acts as each Fund’s depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund’s request and maintains records in connection with its duties.

SUB-FUND ACCOUNTING AGENT AND SUB-TRANSFER AGENT

Pursuant to a Master Services Agreement entered into between Ultimus Fund Solutions, LLC (“Ultimus”) and the Adviser, Ultimus acts as the Funds’ sub-fund accounting agent and, in such capacity, maintains the books and records of the Funds, calculates the net asset value per share of each class, calculates investment performance and prepares all financial statements and regulatory filings. Pursuant to the Master Services Agreement, Ultimus also acts as the Funds’ sub-transfer agent and, in such capacity, maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. Fees of Ultimus under the Master Services Agreement are paid by the Adviser pursuant to the Administration Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio, 45202 has been selected as independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2017. Ernst & Young LLP performs an annual audit of the Funds’ financial statements and advises the Funds as to certain accounting matters.

DISTRIBUTOR

BHIL Distributors, LLC, located at Three Canal Plaza, Suite 100, Portland, ME 04101 (the “Distributor”), is the Trust’s principal underwriter and exclusive agent for distribution of the Funds’ shares. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

Below are the commissions that were retained by the Distributor for effecting sales of Class A shares of the Funds:

	2016	2015	2014
Small Cap Fund	$9,530	$17,858	$22,842
Small-Mid Cap Fund	$18,204	$13,224	$14,042
Mid Cap Fund	$4,711	$0	$0
Large Cap Fund	$27,351	$46,924	$52,407
All Cap Select Fund	$1,458	$15,314	$4,486
Long-Short Fund	$7,317	$53,206	$77,386
Research Opportunities Fund	$1,382	$175	$358
Financial Long-Short Fund	$662	$1,270	$276
Short Duration Total Return Fund(1)	$0	N/A	N/A
Core Bond Fund(1)	$0	N/A	N/A
Corporate Credit Fund	$6,109	$7,031	$2,686
High Yield Fund(2)	$0	N/A	N/A

(1)	The Fund commenced operations on July 5, 2016.
(2)	The Fund commenced operations on January 4, 2016.

Diamond Hill Capital Management, Inc., as the financing agent for Class C shares, received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds (except for the Diamond Hill Short Duration Total Return Fund, Diamond Hill Core Bond Fund, and Diamond Hill High Yield Fund, which are not registered to issue Class C shares) in the following amounts during the years ended:

	2016	2015	2014
Small Cap Fund	$1,363	$1,075	$4,703
Small-Mid Cap Fund	$2,058	$1,134	$744
Mid Cap Fund(1)	$0	$0	$0
Large Cap Fund	$2,014	$2,388	$3,002
All Cap Select Fund	$875	$1,138	$58
Long-Short Fund	$4,403	$3,497	$3,690
Research Opportunities Fund	$546	$101	$71
Financial Long Short Fund	$0	$0	$257
Corporate Credit Fund	$141	$1,738	$1,947

(1)	Class C shares of the Fund were closed to new investment on May 31, 2016 and liquidated on June 24, 2016.

SECURITIES LENDING AGENT

State Street Bank and Trust Company (“State Street”) serves as the securities lending agent to the Funds. As the securities lending agent, State Street is responsible for the implementation and administration of the securities lending program pursuant to a Securities Lending Authorization Agreement (“Securities Lending Agreement”). State Street acts as agent to the Funds to lend available securities with any person on its list of approved borrowers, including State Street and certain of its affiliates. State Street determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. State Street ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to State Street. State Street receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. State Street marks loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. At the termination of the loan, State Street returns the collateral to the borrower upon the return of the loaned securities to State Street. State Street invests cash collateral in accordance with the Securities Lending Agreement. State Street maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Funds a monthly statement describing the loans made, and the income derived from the loans, during the period. State Street performs compliance monitoring and testing of the securities lending program and provides quarterly report to the Fund’s Board of Trustees.

The Funds earned income and paid fees and compensation to service providers related to their securities lending activities during the most recent fiscal year:

		Fees and/or compensation for securities lending activities and related services:
	Gross income from securities lending activities	Fees paid to securities lending agent from revenue split	Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrow)	Other fees not included in revenue split	Aggregate fees and/or compensation for securities lending activities	Net income from securities lending activities
Small Cap Fund	$2,125,530	$(328,074)	$(57,508)	$0	$0	$(351,454)	$0	$(737,036)	$1,388,494
Small-Mid Cap Fund	$2,386,936	$(361,068)	$(64,467)	$0	$0	$(393,478)	$0	$(819,014)	$1,567,923
Mid Cap Fund	$77,347	$(9.228)	$(3.373)	$0	$0	$(26,453)	$0	$(39,054)	$38,293
Large Cap Fund	$2,368,339	$(139,589)	$(122,932)	$0	$0	$(1,351,672)	$0	$(1,614,194)	$754,146
All Cap Select Fund	$231,246	$(31,070)	$(9,358)	$0	$0	$(57,087)	$0	$(97,515)	$133,731
Long-Short Fund	$3,472,889	$(156,945)	$(209,127)	$0	$0	$(2,331,915)	$0	$(2,697,987)	$774,902
Research Opportunities Fund	$77,588	$(3,672)	$(4,519)	$0	$0	$(50,646)	$0	$(58,836)	$18,751
Financial Long-Short Fund	$44,428	$(2,107)	$(2,558)	$0	$0	$(28,947)	$0	$(33,611)	$10,816
Short Duration Total Return Fund(1)	$4,263	$(502)	$(219)	$0	$0	$(1,585)	$0	$(2,306)	$1,957
Core Bond Fund(1)	$1,919	$(221)	$(97)	$0	$0	$(709)	$0	$(1,028)	$892
Corporate Credit Fund	$268,931	$(41,799)	$(12,484)	$0	$0	$(39,809)	$0	$(94,092)	$174,839
High Yield Fund(2)	$18,927	$(2,688)	$(934)	$0	$0	$(4,403)	$0	$(8,026)	$10,902

PRINCIPAL HOLDERS OF OUTSTANDING SHARES

As of April 3, 2017, the following persons owned of record 5% or more of a class of each Fund’s outstanding shares. A person owning of record, for the benefit of others, more than 25% of a class of a Fund’s outstanding shares may be deemed to control the class or Fund. A controlling shareholder can control the outcomes of proposals submitted to shareholders for approval.

Shareholder Name and Address	% Ownership
DIAMOND HILL SMALL CAP FUND – CLASS A
CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	28.20%

TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA, NE 68103-2226	6.83%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	5.51%

DIAMOND HILL SMALL CAP FUND – CLASS C

WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS, MO 63103	8.71%

Shareholder Name and Address	% Ownership
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	8.63%

UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7.49%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104-4122	6.02%

MORGAN STANLEY SMITH BARNEY LLC HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY, NJ 07311	6.16%

DIAMOND HILL SMALL CAP FUND – CLASS I

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	27.26%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	13.14%

WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS, MO 63103	9.39%

RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 SOUTH SIXTH STREET-P08 MINNEAPOLIS, MN 55402-4400	6.67%

DIAMOND HILL SMALL CAP FUND – CLASS Y

NFS LLC FEBO STATE STREET BANK TRUST CO 1200 CROWN COLONY DR QUINCY, MA 02169-0938	17.09%

Shareholder Name and Address	% Ownership
NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON, KY 41015	15.44%

PIMS PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE CUST PL 105 GLOBAL IMAGING SYSTEMS 3903 NORTHDALE BLVD SUITE 200W TAMPA, FL 33624-0000	7.36%

NFS LLC FEBO STATE STREET BANK TRUST CO 1200 CROWN COLONY DR QUINCY, MA 02169	7.19%

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	5.03%

DIAMOND HILL SMALL-MID CAP FUND – CLASS A

NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE, NY 10577-2139	31.99%

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	11.25%

RELIANCE TRUST COMPANY FBO RETIREMENT PLANS SERVICED BY METLIFE C O FASCORE LLC 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 80111	9.82%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	5.33%

TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA, NE 68103-2226	5.12%

DIAMOND HILL SMALL-MID CAP FUND – CLASS C

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	13.65%

Shareholder Name and Address	% Ownership
RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 60 SOUTH SIXTH STREET-P08 MINNEAPOLIS, MN 55402-4400	13.17%

WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS, MO 63103	12.05%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104-4122	10.79%

DIAMOND HILL SMALL-MID CAP FUND – CLASS I

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	25.78%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	10.15%

NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON, KY 41015	5.83%

UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.48%

NFS LLC FEBO COUNTRY TRUST PO BOX 2020 BLOOMINGTON, IL 61702	5.21%

DIAMOND HILL SMALL-MID CAP FUND – CLASS Y

NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON, KY 41015	11.24%

Shareholder Name and Address	% Ownership
THE NORTHERN TRUST COMPANY AS TRUSTEE FBO ABBVIE INC PO BOX 92994 CHICAGO, IL 60675-2994	10.46%

MERCER TRUST COMPANY TRUSTEE FBO HIGHMARK INVESTMENT PLAN ATTN DC PLAN ADMIN MS N-1-G ONE INVESTORS WAY NORWOOD, MA 02062	6.95%

MAC & CO ATTN MUTUAL FUND OPS P O BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH, PA 15230-3198	6.68%

WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE, NC 28288-1076	5.07%

DIAMOND HILL MID CAP FUND – CLASS A

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	18.30%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	5.77%

DIAMOND HILL MID CAP FUND – CLASS I

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	29.38%

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	26.63%

LPL FINANCIAL 4707 EXECUTIVE DRIVE SAN DIEGO, CA 92121	10.55%

RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 SOUTH SIXTH STREET-P08 MINNEAPOLIS, MN 55402-4400	7.22%

Shareholder Name and Address	% Ownership
DIAMOND HILL MID CAP FUND – CLASS Y

DIAMOND HILL CAPITAL MANAGEMENT, INC 325 JOHN H MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	71.66%

DIAMOND HILL VARIABLE TERM DEFERRED COMPENSATION PLAN 325 JOHN H MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215-2677	10.61%

CAPINCO C/O US BANK NA 1555 N RIVERCENTER DR SUITE 302 MILWAUKEE, WI 53212	7.74%

DIAMOND HILL INVESTMENT GROUP 401K PLAN AND TRUST 325 MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	5.15%

DIAMOND HILL LARGE CAP FUND – CLASS A

NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE, NY 10577-2139	44.21%

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	14.91%

DIAMOND HILL LARGE CAP FUND – CLASS C

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	14.55%

UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	11.85%

WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS, MO 63103	9.36%

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG, FL 33716	7.37%

Shareholder Name and Address	% Ownership
RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 60 SOUTH SIXTH STREET-P08 MINNEAPOLIS, MN 55402-4400	5.75%

DIAMOND HILL LARGE CAP FUND – CLASS I

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	22.16%

WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS, MO 63103	17.95%

NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON, KY 41015	8.40%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	8.05%

UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.14%

DIAMOND HILL LARGE CAP FUND – CLASS Y

NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON, KY 41015	17.89%

VANGUARD FIDUCIARY TRUST COMPANY FBO 401 K CLIENTS ATTN INVESTMENT SERVICES PO BOX 2600 VM L23 VALLEY FORGE, PA 19482-2600	12.91%

WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE, NC 28288-1076	6.81%

Shareholder Name and Address	% Ownership
J P MORGAN CHASE NA AS DIRECTED TTEE FOR DELOITTE PENSION PLAN FOR EMPLOYEES 4 NEW YORK PLAZA FLOOR 12 NEW YORK, NY 10004	6.35%

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	6.34%

HOCO 922 WALNUT ST MAILSTOP TBTS 2 KANSAS CITY, MO 64106	5.77%

NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE, NY 10577-2139	5.56%

DIAMOND HILL ALL CAP SELECT FUND – CLASS A

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	19.85%

UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	15.79%

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG, FL 33716	7.35%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104-4122	6.22%

WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS, MO 63103	5.61%

NFS LLC FEBO NFS FMTC ROLLOVER IRA FBO PAUL HUTCHINSON JR 196 WEST LAKE PLACE ATHENS, GA 30606	5.26%

Shareholder Name and Address	% Ownership
DIAMOND HILL ALL CAP SELECT FUND – CLASS C

WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS, MO 63103	17.49%

MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE, FL 32246	13.09%

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG, FL 33716	10.92%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104-4122	8.64%

DIAMOND HILL ALL CAP SELECT FUND – CLASS I

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	78.86%

WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS, MO 63103	7.91%

DIAMOND HILL ALL CAP SELECT FUND – CLASS Y

NFS LLC FEBO FIRST FINANCIAL BANK 300 HIGH ST TRUST OPERATIONS 2ND FLOOR HAMILTON, OH 45012-0000	46.13%

DIAMOND HILL INVESTMENT GROUP 401K PLAN AND TRUST 325 MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	18.55%

MAC & CO A/C L1DF1000002 MUTUAL FUND OPERATIONS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	13.11%

Shareholder Name and Address	% Ownership
DIAMOND HILL VARIABLE TERM DEFERRED COMPENSATION PLAN 325 JOHN H MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	9.02%

FIRST BANK TRUST 1 820 CHURCH STREET EVANSTON, IL 60201	5.69%

DIAMOND HILL LONG-SHORT FUND – CLASS A

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	19.47%

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG, FL 33716	6.62%

MORGAN STANLEY SMITH BARNEY LLC HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY, NJ 07311	6.20%

DIAMOND HILL LONG-SHORT FUND – CLASS C

MORGAN STANLEY SMITH BARNEY LLC HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY, NJ 07311	23.00%

RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 SOUTH SIXTH STREET-P08 MINNEAPOLIS, MN 55402-4400	12.53%

MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE, FL 32246	10.55%

WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS, MO 63103	9.27%

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG, FL 33716	8.08%

Shareholder Name and Address	% Ownership
UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7.73%

DIAMOND HILL LONG-SHORT FUND – CLASS I

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	24.42%

MORGAN STANLEY SMITH BARNEY LLC HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY, NJ 07311	12.41%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	11.67%

WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS, MO 63103	5.08%

DIAMOND HILL LONG-SHORT FUND – CLASS Y

SAXON & CO P.O. BOX 7780-1888 PHILADELPHIA PA 19182	6.44%

SEI PRIVATE TRUST COMPANY C O MASS MUTUAL TRUST COMPANY ONE FREEDOM VALLEY DRIVE OAKS, PA 19456	5.85%

DIAMOND HILL RESEARCH OPPORTUNITIES FUND – CLASS A

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	48.45%

DIAMOND HILL RESEARCH OPPORTUNITIES FUND – CLASS C

MORGAN STANLEY SMITH BARNEY LLC HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY, NJ 07311	8.80%

Shareholder Name and Address	% Ownership
DIAMOND HILL RESEARCH OPPORTUNITIES FUND – CLASS I

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	73.72%

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG, FL 33716	17.50%

DIAMOND HILL RESEARCH OPPORTUNITIES FUND – CLASS Y

DIAMOND HILL CAPITAL MANAGEMENT, INC. 325 JOHN H MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	61.55%

DIAMOND HILL INVESTMENT GROUP 401K PLAN AND TRUST 325 MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	19.08%

DIAMOND HILL VARIABLE TERM DEFERRED COMPENSATION PLAN 325 JOHN H MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	13.38%

DIAMOND HILL FIXED TERM DEFERRED COMPENSATION PLAN 325 JOHN H MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	5.60%

DIAMOND HILL FINANCIAL LONG-SHORT FUND – CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE, FL 32246	25.87%

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	14.06%

WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS, MO 63103	6.00%

TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA, NE 68103-2226	5.53%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	5.10%

Shareholder Name and Address	% Ownership
DIAMOND HILL FINANCIAL LONG-SHORT FUND – CLASS C

MORGAN STANLEY SMITH BARNEY LLC HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY, NJ 07311	37.60%

MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE, FL 32246	14.35%

UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	12.72%

NFS LLC FEBO TERESA ROBERTS-WILLIAMS TOD BENE ON FILE PO BOX 589 MINERAL BLUFF, GA 30559	7.50%

DIAMOND HILL FINANCIAL LONG-SHORT FUND – CLASS I

WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS, MO 63103	29.69%

UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	24.89%

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	17.38%

DIAMOND HILL INVESTMENT GROUP 401K PLAN AND TRUST 325 MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	9.29%

DIAMOND HILL SHORT DURATION TOTAL RETURN FUND – CLASS A

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	59.34%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	17.68%

Shareholder Name and Address	% Ownership
KARON DIANNE DUDEREWICZ C/F UNDER GA UNIF TRAN TO MIN ACT 6133 BRITTANY CT COLUMBUS, GA 31909-4247	12.61%

KARON DIANNE DUDEREWICZ C/F UNDER GA UNIF TRAN TO MIN ACT 6133 BRITTANY CT COLUMBUS, GA 31909-4247	7.63%

DIAMOND HILL SHORT DURATION TOTAL RETURN FUND – CLASS I

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	26.82%

WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS, MO 63103	19.33%

NFS LLC FEBO DAVID R BRADLEY III TTEE 825 EDMOND ST C/O JUDY MORENO ST. JOSEPH, MO 64501	5.23%

DIAMOND HILL SHORT DURATION TOTAL RETURN FUND – CLASS Y

DIAMOND HILL LONG-SHORT FUND 325 JOHN H MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	31.62%

DIAMOND HILL SMALL CAP FUND 325 JOHN H MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	27.98%

DIAMOND HILL SMALL-MID CAP FUND 325 JOHN H MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	18.18%

DIAMOND HILL CORP CREDIT FUND 325 JOHN H MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	8.60%

NFS LLC FEBO NATL CHRISTN CHAR FNDTN GREEN FF DIRECTED ASSETS 11625 RAINWATER DRIVE SUITE 500 ALPHARETTA, GA 30009	5.52%

Shareholder Name and Address	% Ownership
DIAMOND HILL CORE BOND FUND – CLASS A

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	99.61%

DIAMOND HILL CORE BOND FUND – CLASS I

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	96.75%

DIAMOND HILL CORE BOND FUND – CLASS Y

DIAMOND HILL CAPITAL MANAGEMENT, INC. 325 JOHN H MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	99.40%

DIAMOND HILL CORPORATE CREDIT FUND – CLASS A

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	25.70%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104-4122	13.50%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	12.87%

DIAMOND HILL CORPORATE CREDIT FUND – CLASS C

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104-4122	23.49%

MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE, FL 32246	21.07%

UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	18.54%

Shareholder Name and Address	% Ownership
WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS, MO 63103	7.97%

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG, FL 33716	6.63%

MORGAN STANLEY SMITH BARNEY LLC HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY, NJ 07311	5.36%

DIAMOND HILL CORPORATE CREDIT FUND – CLASS I

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	38.46%

WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS, MO 63103	18.65%

UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	6.24%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	5.21%

DIAMOND HILL CORPORATE CREDIT FUND – CLASS Y

NFS LLC FEBO CRANE INVESTMENT COMPANY LLC ATTN STEPHANIE FORTENER 330 W SPRING ST STE 200 COLUMBUS, OH 43215	30.37%

DIAMOND HILL INVESTMENT GROUP 401K PLAN AND TRUST 325 MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	28.53%

SEI PRIVATE TRUST COMPANY C O FIRST TENNESSEE BANK ATTN MUTUAL FUND ADMIN ONE FREEDOM VALLEY DRIVE OAKS, PA 19456	13.71%

Shareholder Name and Address	% Ownership
GRAPHIC COMMUNICATIONS INTL JAMES CUNNINGHAM, TTEE PO BOX 819 WESTERVILLE, OH 43086	8.66%

DIAMOND HILL VARIABLE TERM DEFERRED COMPENSATION PLAN 325 JOHN H MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	7.74%

DIAMOND HILL HIGH YIELD FUND – CLASS A

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	90.79%

DIAMOND HILL HIGH YIELD FUND – CLASS I

CHARLES SCHWAB FOR THE EXCLUSIVE BENEFIT OF CLIENTS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	37.39%

DIAMOND HILL HIGH YIELD FUND – CLASS Y

DIAMOND HILL CAPITAL MANAGEMENT, INC. 325 JOHN H MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	76.16%

DIAMOND HILL INVESTMENT GROUP 401K PLAN AND TRUST 325 MCCONNELL BLVD, SUITE 200 COLUMBUS, OH 43215	17.54%

FINANCIAL STATEMENTS

The financial statements and independent registered public accounting firm’s report required to be included in this Statement of Additional Information are incorporated herein by reference to the Annual Report to Shareholders of the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill All Cap Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund, Diamond Hill Short Duration Total Return Fund, Diamond Hill Core Bond Fund,Diamond Hill Corporate Credit Fund, and Diamond Hill High Yield Fund for the fiscal year ended December 31, 2016. The Funds will provide the Annual Report without charge upon written request or request by telephone. The Annual Report is also available on the Funds’ website at www.diamond-hill.com.

DIAMOND HILL FUNDS

PART C. OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)	Articles of Incorporation.

(i)	Copy of Registrant’s Second Amended and Restated Agreement and Declaration of Trust dated August 21, 2012, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 38, is hereby incorporated by reference.

(ii)	Copy of Amendment No.1, dated November 21, 2013, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)	Copy of Amendment No.2, dated August 20, 2015, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 47, is hereby incorporated by reference.

(iv)	Copy of Amendment No. 3, dated November 19, 2015, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)	Copy of Amendment No. 4, dated May 26, 2016, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(vi)	Copy of Amendment No. 5, dated February 16, 2017, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(b)	By-Laws.

Copy of Amended and Restated By-Laws, dated as of November 20, 2014, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, are incorporated by reference.

(c)	Instruments Defining Rights of Security Holders.

None other than in Registrant’s Second Amended and Restated Agreement and Declaration of Trust and By-Laws.

(d)	Investment Advisory Contracts.

(i)	Copy of Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011 with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(ii)	Copy of Amended Exhibit A, dated as of November 21, 2013, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Mid Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)	Copy of Amended Exhibit A, dated as of February 28, 2015, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Strategic Income Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, is hereby incorporated by reference.

(iv)	Copy of Amended Exhibit A, dated as of November 19, 2015, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill High Yield Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(v)	Copy of Amended Exhibit A, dated as of January 1, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Large Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(vi)	Copy of Amended Exhibit A, dated as of February 28, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Corporate Credit Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(vii)	Copy of Amended Exhibit A, dated as of May 26, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(viii)	Copy of Amended Exhibit A, dated as of August 1, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Short Duration Total Return Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(ix)	Copy of Amended Exhibit A, dated as of January 1, 2017, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Mid Cap Fund, Diamond Hill Research Opportunities Fund, and Diamond Hill Financial Long-Short Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(x)	Copy of Amended Exhibit A, dated as of February 28, 2017, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill All Cap Select Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(xi)	Copy of Registrant’s Fee Waiver Agreement dated as of April 6, 2017, with its Adviser, Diamond Hill Capital Management, Inc., is filed herewith.

(e)	Underwriting Contracts.

(i)	Copy of Underwriting Agreement with BHIL Distributors, LLC, dated as of August 18, 2016, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(ii)	Form of Dealer’s Agreement, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(f)	Bonus or Profit Sharing Contracts.

None.

(g)	Custodian Agreements.

(i)	Copy of Registrant’s Master Custodian Agreement and Fee Schedule with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(ii)	Copy of Amendment dated October 13, 2015, to Fee Schedule dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(iii)	Copy of Amendment dated March 1, 2016, to Fee Schedule dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(iv)	Copy of Amended Appendix A, dated November 19, 2015, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)	Copy of Amended Appendix A, dated February 28, 2016, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(vi)	Copy of Amended Appendix A, dated June 15, 2016, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(vii)	Copy of Amended Appendix A, dated February 28, 2017, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(h)	Other Material Contracts.

(i)	Copy of Registrant’s Amended and Restated Administrative and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(ii)	Copy of Amended Schedule A dated November 21, 2013, to the Amended and Restated Administrative and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)	Copy of Amendment dated February 20, 2014 to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011, and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(iv)	Copy of Amended Schedule B, dated January 1, 2015, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, is hereby incorporated by reference.

(v)	Copy of Amended Schedule B, dated July 1, 2015, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 47, is hereby incorporated by reference.

(vi)	Copy of Amended Schedule A, dated as of November 19, 2015, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(vii)	Copy of Amended Schedule B, dated as of January 1, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 49, is hereby incorporated by reference.

(viii)	Copy of Amended Schedule A, dated as of February 28, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(ix)	Copy of Amended Schedule A, dated as of May 26, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(x)	Copy of Amended Schedule B, dated as of August 1, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xi)	Copy of Amended Schedule A, dated as of February 28, 2017, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(xii)	Copy of Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xiii)	Copy of Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(xiv)	Copy of First Amendment, dated November 19, 2015, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(xv)	Copy of Second Amendment, dated February 10, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(xvi)	Copy of Third Amendment, dated April 6, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xvii)	Copy of Fourth Amendment, dated July 8, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xviii)	Copy of Fifth Amendment, dated July 26, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xix)	Copy of Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company, dated as of May 26, 2015, as amended by First Amendment dated as of June 19, 2015, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 47, is hereby incorporated by reference.

(xx)	Copy of Second Amendment dated April 6, 2016, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xxi)	Copy of Third Amendment dated May 5, 2016, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(i)	Legal Opinion.

Consent of Thompson Hine LLP is filed herewith.

(j)	Other Opinions.

Consent of Ernst & Young LLP is filed herewith.

(k)	Omitted Financial Statements. None

(l)	Initial Capital Agreements.

Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)	Rule 12b-1 Plans.

(i)	Copy of Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, is hereby incorporated by reference.

(ii)	Copy of Amended Exhibit A dated November 21, 2013, to Registrant’s Amended and Restated Plan of Distribution Plan Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)	Copy of Amended Exhibit A, dated November 19, 2015, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(iv)	Copy of Amended Exhibit A, dated February 28, 2016, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)	Copy of Amended Exhibit A, dated May 26, 2016, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(vi)	Copy of Amended Exhibit A, dated August 18, 2016, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(vii)	Copy of Amended Exhibit A, dated February 28, 2017, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(n)	Rule 18f-3 Plan.

(i)	Copy of Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(ii)	Copy of Amended Schedule A dated November 21, 2013, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)	Copy of Amended Schedule A, dated November 19, 2015, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(iv)	Copy of Amended Schedule A, dated February 28, 2016, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)	Copy of Amended Schedule A, dated May 26, 2016, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(vi)	Copy of Amended Schedule A, dated February 28, 2017, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(o)	Powers of Attorney for Trustees.

Powers of Attorney for Trustees, dated November 20, 2014, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, are hereby incorporated by reference.

(p)	Codes of Ethics.

(i)	Copy of the Revised Code of Ethics of Diamond Hill Funds and Diamond Hill Capital Management, Inc. dated January 1, 2017, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(ii)	Copy of the Code of Ethics of Foreside Financial Group, LLC adopted May 1, 2009, and last amended on August 1, 2016, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(q)	Nominating and Governance Committee Charter

Copy of Nominating and Governance Committee Charter, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 30.	INDEMNIFICATION

(a) Article VI of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person. Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement (“Agreement”), the Underwriter has agreed to indemnify, defend, and hold the Registrant, its affiliates, and each of their respective trustees, officers, employees, representatives, and any person who controls or previously controlled the Registrant within the meaning of Section 15 of the 1933 Act, (collectively, the “Registrant Indemnitees”) free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Registrant Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise arising out of or based upon (i) the Underwriter’s breach of any of its obligations, representations, warranties or covenants contained in the Agreement; (ii) the Underwriter’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Registrant (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon and in conformity with information furnished to the Registrant by the Underwriter in writing. In no event shall anything contained in the Agreement be so construed as to protect the Registrant against any liability to the Underwriter to which the Registrant would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Agreement or by reason of its reckless disregard of its obligations under the Agreement.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

A. Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (“DHCM”), adviser to the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill All Cap Select Fund, Diamond Hill Large Cap Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund, Diamond Hill Corporate Credit Fund, Diamond Hill High Yield Fund, Diamond Hill Short Duration Total Return Fund, and Diamond Hill Core Bond Fund is a registered investment adviser.

(1) DHCM has engaged in no other business during the past two fiscal years.

(2) Information with respect to the directors and officers of DHCM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-32176).

ITEM 32.	PRINCIPAL UNDERWRITERS

(a)	BHIL Distributors, LLC (“BHIL”) acts as Distributor/Underwriter for other open-end investment companies: Advisers Investment Trust, Praxis Mutual Funds, The Boston Trust & Walden Funds, and The Cook & Bynum Funds Trust. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Regulatory Authority or “FINRA.” The Distributor has its main address at Three Canal Plaza, Suite 100, Portland, ME 04101.

(b)	Officers and Directors.

Name	Address	Position with the Distributor	Position and Offices with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal	None

(c) Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215; and/or by the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116; Registrant’s sub-administration service provider, sub-fund accountant, and sub-transfer agent, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246; and the Registrant’s legal administration service provider, Foreside Management Services, LLC, 690 Taylor Road, Suite 210, Gahanna, Ohio 43230.

ITEM 34.	MANAGEMENT SERVICES

None.

ITEM 35.	UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio on April 6, 2017.

DIAMOND HILL FUNDS

By:	/s/ Gary R. Young
Gary R. Young

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Gary R. Young Gary R. Young	President	April 6, 2017

/s/ Trent M. Statczar Trent M. Statczar	Treasurer	April 6, 2017

Elizabeth P. Kessler* Elizabeth P. Kessler	Trustee	April 6, 2017

D’Ray Moore Rice* D’Ray Moore Rice	Trustee	April 6, 2017

Peter E. Sundman* Peter E. Sundman	Trustee	April 6, 2017

Tamara L. Fagely* Tamara L. Fagely	Trustee	April 6, 2017

*By:	/s/ Gary R. Young
Gary R. Young
Executed by Gary R. Young
on behalf of those indicated pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit Number	Description

(d)(xi)	Fee Waiver Agreement.

(i)	Consent of Thompson Hine LLP.

(j)	Consent of Ernst & Young LLP.